UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1. Reports to Stockholders

Semiannual report

Equity funds

Delaware Equity Income Fund	Delaware Government Cash Management Fund
(formerly, First Investors Equity Income Fund)	(formerly, First Investors Government Cash Management Fund)

Delaware Growth and Income Fund	Delaware International Opportunities Bond Fund
(formerly, First Investors Growth & Income Fund)	(formerly, First Investors International Opportunities Bond Fund)

Delaware Growth Equity Fund	Delaware Investment Grade Fund
(formerly, First Investors Select Growth Fund)	(formerly, First Investors Investment Grade Fund)

Delaware Opportunity Fund	Delaware Limited Duration Bond Fund
(formerly, First Investors Opportunity Fund)	(formerly, First Investors Limited Duration Bond Fund)

Delaware Special Situations Fund	Delaware Strategic Income II Fund
(formerly, First Investors Special Situations Fund)	(formerly, First Investors Strategic Income)

Delaware Global Equity Fund	Alternative/specialty funds
(formerly, First Investors Global Fund)
Delaware Covered Call Strategy Fund
Delaware International Fund	(formerly, First Investors Covered Call Strategy Fund)
(formerly, First Investors International Fund)
Delaware Hedged U.S. Equity Opportunities Fund
Fixed income funds	(formerly, First Investors Hedged U.S. Equity Opportunities Fund)

Delaware Floating Rate II Fund	Delaware Premium Income Fund
(formerly, First Investors Floating Rate Fund)	(formerly, First Investors Premium Income Fund)

Delaware Fund for Income	Multi-asset funds
(formerly, First Investors Fund For Income)	Delaware Total Return Fund
(formerly, First Investors Total Return Fund)

March 31, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia.
As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.
Table of contents
Disclosure of Fund expenses	1
Security type / sector / country allocations and top 10 equity holdings	12
Schedules of investments	36
Statements of assets and liabilities	152
Statements of operations	166
Statements of changes in net assets	178
Financial highlights	214
Notes to financial statements	316
About the organization	367

Unless otherwise noted, views expressed herein are current as of March 31, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Equity Income Fund seeks total return.

Delaware Growth and Income Fund seeks long-term growth of capital and current income.

Delaware Growth Equity Fund and Delaware Special Situations Fund seek long-term growth of capital.

Delaware Opportunity Fund, Delaware Global Equity Fund, and Delaware International Fund seek long-term capital growth.

Delaware Floating Rate II Fund and Delaware Strategic Income II Fund seek a high level of current income.

Delaware Fund for Income seeks high current income.

Delaware Government Cash Management Fund seeks to earn current income consistent with the preservation of capital and maintenance of liquidity.

Delaware International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.

Delaware Investment Grade Fund seeks to generate a maximum level of income consistent with investment in primarily investment grade debt securities.

Delaware Limited Duration Bond Fund seeks current income consistent with low volatility of principal.

Delaware Covered Call Strategy Fund seeks long-term capital appreciation.

Delaware Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.

Delaware Premium Income Fund seeks to generate income.

Delaware Total Return Fund seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2019 to March 31, 2020.

Actual expenses
The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Equity Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$780.00	1.16%	$5.16
Institutional Class**	1,000.00	781.10	0.92%	4.10
Class R6***	1,000.00	781.50	0.82%	3.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.16%	$5.86
Institutional Class**	1,000.00	1,020.40	0.92%	4.65
Class R6***	1,000.00	1,020.90	0.82%	4.14

Delaware Growth and Income Fund
Expense analysis of an investment of $1,000

	Beginning	Beginning		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$780.80	1.09%	$4.85
Institutional Class**	1,000.00	782.00	0.85%	3.79
Class R6***	1,000.00	781.80	0.76%	3.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.09%	$5.50
Institutional Class**	1,000.00	1,020.75	0.85%	4.29
Class R6***	1,000.00	1,021.20	0.76%	3.84

Delaware Growth Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$928.30	1.16%	$5.59
Institutional Class**	1,000.00	929.50	0.87%	4.20
Class R6***	1,000.00	929.80	0.80%	3.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.16%	$5.86
Institutional Class**	1,000.00	1,020.65	0.87%	4.39
Class R6***	1,000.00	1,021.00	0.80%	4.04

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Opportunity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$691.80	1.22%	$5.16
Institutional Class**	1,000.00	692.60	0.98%	4.15
Class R6***	1,000.00	693.20	0.79%	3.34
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.22%	$6.16
Institutional Class**	1,000.00	1,020.10	0.98%	4.95
Class R6***	1,000.00	1,021.05	0.79%	3.99

Delaware Special Situations Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$670.90	1.29%	$5.39
Institutional Class**	1,000.00	672.00	1.10%	4.60
Class R6***	1,000.00	672.30	0.89%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.29%	$6.51
Institutional Class**	1,000.00	1,019.50	1.10%	5.55
Class R6***	1,000.00	1,020.55	0.89%	4.50

Delaware Global Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$890.90	1.42%	$6.71
Institutional Class**	1,000.00	892.90	1.10%	5.21
Class R6***	1,000.00	892.20	1.03%	4.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.42%	$7.16
Institutional Class**	1,000.00	1,019.50	1.10%	5.55
Class R6***	1,000.00	1,019.85	1.03%	5.20

Delaware International Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$860.30	1.45%	$6.74
Institutional Class**	1,000.00	861.30	1.19%	5.54
Class R6***	1,000.00	862.20	1.11%	5.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.45%	$7.31
Institutional Class**	1,000.00	1,019.05	1.19%	6.01
Class R6***	1,000.00	1,019.45	1.11%	5.60

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Floating Rate II Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$911.00	1.05%	$5.02
Institutional Class**	1,000.00	911.70	0.92%	4.40
Class R6***	1,000.00	913.70	0.78%	3.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.05%	$5.30
Institutional Class**	1,000.00	1,020.40	0.92%	4.65
Class R6***	1,000.00	1,021.10	0.78%	3.94

Delaware Fund for Income
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$899.80	1.18%	$5.60
Institutional Class**	1,000.00	900.00	0.93%	4.42
Class R6***	1,000.00	901.90	0.92%	4.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.18%	$5.96
Institutional Class**	1,000.00	1,020.35	0.93%	4.70
Class R6***	1,000.00	1,020.40	0.92%	4.65

Delaware Government Cash Management Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$1,004.90	0.54%	$2.71
Class R6***	1,000.00	1,004.80	0.57%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.30	0.54%	$2.73
Class R6***	1,000.00	1,022.15	0.57%	2.88

Delaware International Opportunities Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$970.40	1.39%	$6.85
Institutional Class**	1,000.00	971.10	1.10%	5.42
Class R6***	1,000.00	972.00	1.00%	4.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.05	1.39%	$7.01
Institutional Class**	1,000.00	1,019.50	1.10%	5.55
Class R6***	1,000.00	1,020.00	1.00%	5.05

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Investment Grade Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$949.00	1.04%	$5.07
Institutional Class**	1,000.00	949.80	0.84%	4.09
Class R6***	1,000.00	950.90	0.79%	3.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.04%	$5.25
Institutional Class**	1,000.00	1,020.80	0.84%	4.24
Class R6***	1,000.00	1,021.05	0.79%	3.99

Delaware Limited Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$999.40	0.74%	$3.70
Institutional Class**	1,000.00	1,000.60	0.51%	2.55
Class R6***	1,000.00	1,002.40	0.35%	1.75
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.30	0.74%	$3.74
Institutional Class**	1,000.00	1,022.45	0.51%	2.58
Class R6***	1,000.00	1,023.25	0.35%	1.77

Delaware Strategic Income II Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$897.30	1.12%	$5.31
Institutional Class**	1,000.00	898.50	0.87%	4.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.12%	$5.65
Institutional Class**	1,000.00	1,020.65	0.87%	4.39

Delaware Covered Call Strategy Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$791.50	1.33%	$5.96
Institutional Class**	1,000.00	792.80	1.10%	4.93
Class R6***	1,000.00	793.20	0.89%	3.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.33%	$6.71
Institutional Class**	1,000.00	1,019.50	1.10%	5.55
Class R6***	1,000.00	1,020.55	0.89%	4.50

Disclosure of Fund expenses
For the six-month period from October 1, 2019 to March 31, 2020 (Unaudited)

Delaware Hedged U.S. Equity Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$903.70	1.67%	$7.95
Institutional Class**	1,000.00	906.10	1.35%	6.43
Class R6***	1,000.00	905.50	1.24%	5.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.65	1.67%	$8.42
Institutional Class**	1,000.00	1,018.25	1.35%	6.81
Class R6***	1,000.00	1,018.80	1.24%	6.26

Delaware Premium Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$830.40	1.30%	$5.95
Institutional Class**	1,000.00	830.20	1.05%	4.80
Class R6***	1,000.00	830.90	0.90%	4.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Institutional Class**	1,000.00	1,019.75	1.05%	5.30
Class R6***	1,000.00	1,020.50	0.90%	4.55

Delaware Total Return Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/19	3/31/20	Expense Ratio	10/1/19 to 3/31/20*
Actual Fund return†
Class A	$1,000.00	$827.80	1.17%	$5.35
Institutional Class**	1,000.00	829.10	0.90%	4.12
Class R6***	1,000.00	829.40	0.82%	3.75
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$5.91
Institutional Class**	1,000.00	1,020.50	0.90%	4.55
Class R6***	1,000.00	1,020.90	0.82%	4.14

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to each Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it may invest, including exchange-traded funds. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Delaware Equity Income Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.39%
Communication Services	11.54%
Consumer Discretionary	5.97%
Consumer Staples	10.40%
Energy	3.90%
Financials	13.71%
Healthcare	23.95%
Industrials	7.90%
Information Technology	12.55%
Materials	2.48%
Real Estate	3.00%
Utilities	2.99%
Short-Term Investments	1.18%
Total Value of Securities	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Conagra Brands	3.52%
Pfizer	3.51%
Cardinal Health	3.45%
Mondelez International Class A	3.45%
Merck & Co.	3.45%
Archer-Daniels-Midland	3.43%
Verizon Communications	3.41%
Abbott Laboratories	3.39%
Cisco Systems	3.39%
CVS Health	3.39%

Security type / sector allocations and top 10 equity holdings
Delaware Growth and Income Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.60%
Communication Services	11.50%
Consumer Discretionary	6.11%
Consumer Staples	9.99%
Energy	3.86%
Financials	13.42%
Healthcare	23.89%
Industrials	8.10%
Information Technology	13.03%
Materials	2.47%
Real Estate	2.99%
Utilities	3.24%
Short-Term Investments	0.37%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Pfizer	3.59%
Merck & Co.	3.53%
CVS Health	3.48%
Abbott Laboratories	3.46%
Archer-Daniels-Midland	3.44%
Verizon Communications	3.41%
Cigna	3.40%
Johnson & Johnson	3.37%
Mondelez International Class A	3.37%
Intel	3.32%

Security type / sector allocations and top 10 equity holdings
Delaware Growth Equity Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock✧	98.91%
Communication Services	6.47%
Consumer Discretionary	12.13%
Consumer Staples	4.61%
Energy	0.68%
Financials	4.29%
Healthcare	19.01%
Industrials	9.85%
Information Technology	41.87%
Short-Term Investments	1.24%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of commercial services, computers, office/business equipment, semiconductors, software, and telecommunications. As of March 31, 2020, such amounts, as a percentage of total net assets, were 5.98%, 11.33%, 2.82%, 2.30%, 16.92%, and 2.52% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	4.89%
Apple	4.44%
Fortinet	4.24%
Adobe	3.88%
Cadence Design Systems	3.65%
Eli Lilly & Co.	3.64%
Alphabet Class A	3.47%
Amazon.com	3.32%
Centene	3.29%
PayPal Holdings	3.10%

Security type / sector allocations and top 10 equity holdings
Delaware Opportunity Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	99.01%
Basic Industry	7.84%
Business Services	1.83%
Capital Spending	10.72%
Consumer Cyclical	4.30%
Consumer Services	5.68%
Consumer Staples	3.44%
Energy	2.19%
Financial Services	20.08%
Healthcare	6.19%
Real Estate Investment Trusts	10.22%
Technology	13.83%
Transportation	2.49%
Utilities	10.20%
Short-Term Investments	1.09%
Total Value of Securities	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Synopsys	3.49%
KBR	2.28%
Raymond James Financial	2.25%
CMS Energy	2.19%
ITT	2.06%
Public Service Enterprise Group	2.01%
Allstate	1.99%
WEC Energy Group	1.94%
Graphic Packaging Holding	1.92%
Life Storage	1.81%

Security type / sector allocations and top 10 equity holdings
Delaware Special Situations Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock✧	98.32%
Basic Industry	5.18%
Business Services	0.79%
Capital Spending	8.57%
Consumer Cyclical	3.67%
Consumer Services	7.38%
Consumer Staples	4.39%
Energy	2.21%
Financial Services	29.12%
Healthcare	3.39%
Real Estate Investment Trusts	9.87%
Technology	13.79%
Transportation	3.58%
Utilities	6.38%
Short-Term Investments	1.21%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, and insurance. As of March 31, 2020, such amounts, as percentage of total net assets, were 20.55%, 2.61%, and 5.96% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings
Delaware Special Situations Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
ITT	2.36%
MasTec	2.35%
East West Bancorp	2.29%
Teradyne	2.10%
Berry Global Group	1.93%
Stifel Financial	1.88%
Black Hills	1.80%
Southwest Gas Holdings	1.75%
Hanover Insurance Group	1.65%
Selective Insurance Group	1.63%

Security type / sector allocations and top 10 equity holdings
Delaware Global Equity Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	99.08%
Denmark	5.48%
France	16.01%
Germany	5.46%
Ireland	1.10%
Japan	15.71%
Netherlands	5.37%
Sweden	3.01%
Switzerland	11.48%
United Kingdom	4.27%
United States	31.19%
Exchange-Traded Fund	0.47%
Short-Term Investments	0.16%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware Global Equity Fund

Common stock by sector✧	Percentage of net assets
Communication Services	6.26%
Consumer Discretionary	10.09%
Consumer Staples*	49.97%
Healthcare	21.06%
Industrials	7.59%
Materials	4.11%
Total	99.08%

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of beverages, cosmetics/personal care, food, household products/wares and retail. As of March 31, 2020, such amounts, as a percentage of total net assets, were 4.66%, 1.11%, 35.03%, 7.43%, and 1.74%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware International Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classification.

Security type / country	Percentage of net assets
Common Stock by Country	106.25%
Denmark	8.42%
France	24.68%
Germany	8.43%
Ireland	1.74%
Japan	25.09%
Netherlands	8.08%
Sweden	4.33%
Switzerland	17.74%
United Kingdom	7.74%
Exchange-Traded Funds	0.65%
Total Value of Securities	106.90%
Liabilities Net of Receivables and Other Assets	(6.90%)
Total Net Assets	100.00%

Common stock by sector✧	Percentage of net assets
Communication Services	13.43%
Consumer Discretionary	10.97%
Consumer Staples*	42.67%
Healthcare	22.17%
Industrials	10.36%
Materials	6.65%
Total	106.25%

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of beverages, cosmetics/personal care, food, and retail. As of March 31, 2020, such amounts, as a percentage of total net assets, were 8.35%, 2.30%, 29.18%, and 2.84%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Security type / sector allocations
Delaware Fund for Income	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	86.22%
Banking	4.31%
Basic Industry	10.15%
Capital Goods	7.02%
Communications	9.83%
Consumer Cyclical	2.80%
Consumer Non-Cyclical	5.61%
Energy	7.80%
Financial Services	0.47%
Healthcare	8.45%
Insurance	3.81%
Media	12.86%
Real Estate	0.79%
Services	2.48%
Technology	6.84%
Transportation	0.52%
Utilities	2.48%
Loan Agreements	6.63%
Short-Term Investments	8.36%
Total Value of Securities	101.21%
Liabilities Net of Receivables and Other Assets	(1.21%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Floating Rate II Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.26%
Corporate Bonds	3.65%
Capital Goods	0.13%
Communications	1.21%
Healthcare	1.55%
Media	0.47%
Technology	0.29%
Loan Agreements	95.43%
Short-Term Investments	1.09%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Government Cash Management Fund	As of March 31, 2020 (Unaudited)

Security type / sector	Percentage of net assets
Agency Obligations	5.52%
Short-Term Investments	80.97%
Total Value of Securities	86.49%
Receivables and Other Assets Net of Liabilities	13.51%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware International Opportunities Bond Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	8.52%
Banking	7.83%
Electric	0.69%
Regional Bonds	8.75%
Sovereign Bonds by Country	67.38%
Australia	4.45%
Austria	0.76%
Belgium	2.17%
Canada	1.70%
Denmark	0.79%
Finland	0.21%
France	6.94%
Germany	5.06%
Ireland	0.26%
Italy	7.35%
Japan	11.83%
Mexico	2.53%
Netherlands	1.37%
New Zealand	4.22%
Poland	1.44%
Portugal	0.49%
Spain	5.20%
United Kingdom	10.61%
Supranational Banks	6.73%
US Treasury Obligation	1.89%
Short-Term Investments	0.84%
Total Value of Securities	94.11%
Receivables and Other Assets Net of Liabilities	5.89%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Investment Grade Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.35%
Corporate Bonds	96.46%
Banking	24.09%
Basic Industry	3.39%
Brokerage	0.35%
Capital Goods	5.02%
Communications	14.78%
Consumer Cyclical	2.63%
Consumer Non-Cyclical	9.01%
Electric	12.03%
Energy	7.58%
Finance Companies	2.19%
Insurance	3.07%
Real Estate Investment Trusts	1.62%
Technology	9.32%
Transportation	0.95%
Utilities	0.43%
Loan Agreements	0.27%
Preferred Stock	0.60%
Short-Term Investments	2.27%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Limited Duration Bond Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Commercial Mortgage-Backed Security	1.66%
Agency Mortgage-Backed Securities	17.40%
Corporate Bonds	33.37%
Banking	15.95%
Basic Industry	1.36%
Capital Goods	1.47%
Communications	2.58%
Consumer Cyclical	1.23%
Consumer Non-Cyclical	2.37%
Electric	3.45%
Energy	1.79%
Finance Companies	2.10%
Insurance	0.24%
Technology	0.83%
Non-Agency Asset-Backed Securities	25.49%
US Treasury Obligations	12.37%
Short-Term Investments	8.43%
Total Value of Securities	98.72%
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Strategic Income II Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.30%
Agency Mortgage-Backed Securities	3.56%
Convertible Bonds	1.47%
Corporate Bonds	46.80%
Banking	6.77%
Basic Industry	8.04%
Brokerage	0.85%
Capital Goods	1.21%
Communications	5.27%
Consumer Cyclical	2.69%
Consumer Non-Cyclical	1.89%
Energy	6.62%
Finance Companies	0.88%
Insurance	2.37%
Technology	2.33%
Transportation	1.13%
Utilities	6.75%
Loan Agreements	5.05%
Non-Agency Asset-Backed Security	0.75%
Non-Agency Collateralized Mortgage Obligations	12.19%
Non-Agency Commercial Mortgage-Backed Securities	14.23%
Sovereign Bonds	4.93%
Preferred Stock	0.28%
Short-Term Investments	0.59%
Total Value of Securities	97.15%
Receivables and Other Assets Net of Liabilities	2.85%
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings
Delaware Covered Call Strategy Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock✧	102.93%
Communication Services	1.04%
Consumer Discretionary	7.90%
Consumer Staples	13.12%
Energy	3.95%
Financials	15.78%
Healthcare	11.44%
Industrials	16.07%
Information Technology	31.37%
Materials	2.26%
Short-Term Investments	3.64%
Total Value of Securities Before Options Written	106.57%
Options Written	(7.05%)
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of computers, diversified financial services, semiconductors, software, and telecommunications. As of March 31, 2020, such amounts, as a percentage of total net assets, were 8.08%, 5.33%, 6.47%, 9.26%, and 2.23% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings
Delaware Covered Call Strategy Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	6.69%
Apple	5.97%
Mastercard	5.33%
Home Depot	4.78%
JPMorgan Chase & Co.	4.33%
Costco Wholesale	4.28%
Medtronic	4.06%
Broadcom	3.86%
Mondelez International	3.74%
BlackRock	3.50%

Security type / sector allocations and top 10 equity holdings
Delaware Hedged U.S. Equity Opportunities Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	90.60%
Communication Services	5.27%
Consumer Discretionary	12.10%
Consumer Staples	6.19%
Energy	0.47%
Financials	10.85%
Healthcare	17.75%
Industrials	13.19%
Information Technology	15.19%
Materials	2.94%
Real Estate	4.74%
Utilities	1.91%
Exchange-Traded Fund	0.54%
Options Purchased	1.56%
Short-Term Investments	5.86%
Total Value of Securities Before Options Written	98.56%
Options Written	(1.06%)
Receivables and Other Assets Net of Liabilities	2.50%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Johnson & Johnson	1.91%
Amazon.com	1.81%
TJX	1.41%
UnitedHealth Group	1.38%
McDonald’s	1.21%
Medtronic	1.20%
Coca-Cola	1.18%
NIKE Class B	1.10%
American Express	1.06%
Canadian National Railway	1.04%

Security type / sector allocations and top 10 equity holdings
Delaware Premium Income Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	111.89%
Communication Services	7.12%
Consumer Discretionary	7.34%
Consumer Staples	14.85%
Energy	6.37%
Financials	17.34%
Healthcare	11.47%
Industrials	19.80%
Information Technology	19.43%
Materials	5.55%
Utilities	2.62%
Short-Term Investments	2.90%
Total Value of Securities Before Options Written	114.79%
Options Written	(13.90%)
Liabilities Net of Receivables and Other Assets	(0.89%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
BlackRock	5.52%
Amgen	4.76%
American Express	4.12%
Philip Morris International	4.10%
Broadcom	4.05%
General Mills	3.89%
Cisco Systems	3.75%
Lockheed Martin	3.62%
United Parcel Service Class B	3.59%
Verizon Communications	3.34%

Security type / sector allocations and top 10 equity holdings
Delaware Total Return Fund	As of March 31, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	57.93%
Communication Services	5.08%
Consumer Discretionary	3.82%
Consumer Staples	5.42%
Energy	1.60%
Financials	8.54%
Healthcare	11.58%
Industrials	4.79%
Information Technology	7.11%
Materials	1.24%
REITs Diversified	0.31%
REITs Healthcare	0.93%
REITs Hotel	0.36%
REITs Industrial	0.59%
REITs Information Technology	0.04%
REITs Mall	0.06%
REITs Manufactured Housing	0.58%
REITs Multifamily	3.13%
REITs Office	0.35%
REITs Self-Storage	0.16%
REITs Single Tenant	0.38%
REITs Specialty	0.13%
Utilities	1.73%
Convertible Preferred Stock	2.48%
Exchange-Traded Funds	1.16%
Agency Mortgage-Backed Securities	0.69%
Collateralized Debt Obligation	0.17%
Convertible Bonds	10.36%
Capital Goods	0.38%
Communications	1.81%
Consumer Cyclical	0.19%
Consumer Non-Cyclical	2.29%
Energy	1.27%
Financials	0.49%
Real Estate Investment Trusts	0.35%
Technology	3.23%
Utilities	0.35%

Security type / sector allocations and top 10 equity holdings
Delaware Total Return Fund

Security type / sector	Percentage of net assets
Corporate Bonds	14.57%
Banking	1.39%
Basic Industry	1.32%
Brokerage	0.05%
Capital Goods	1.06%
Communication Services	1.87%
Communications	1.04%
Consumer Cyclical	1.02%
Consumer Non-Cyclical	1.17%
Energy	1.03%
Financials	0.48%
Healthcare	1.13%
Insurance	0.64%
Media	0.06%
Real Estate Investment Trusts	0.08%
Services	0.33%
Technology	0.10%
Technology & Electronics	0.70%
Transportation	0.17%
Utilities	0.93%
Loan Agreement	0.13%
Municipal Bonds	5.41%
Non-Agency Asset-Backed Securities	0.12%
Non-Agency Commercial Mortgage-Backed Securities	0.55%
Sovereign Bonds	1.39%
Supranational Bank	0.05%
US Treasury Obligations	0.28%
Preferred Stock	0.14%
Short-Term Investments	4.01%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Cisco Systems	1.46%
Cigna	1.46%
Mondelez International Class A	1.44%
Pfizer	1.43%
Cardinal Health	1.42%
Conagra Brands	1.42%
Archer-Daniels-Midland	1.42%
Northrop Grumman	1.40%
Intel	1.40%
CVS Health	1.39%

Schedules of investments
Delaware Equity Income Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.39%
Communication Services – 11.54%
AT&T	306,600	$8,937,390
Comcast Class A	238,388	8,195,779
Verizon Communications	191,200	10,273,176
Walt Disney	76,323	7,372,802
		34,779,147
Consumer Discretionary – 5.97%
Dollar Tree †	120,800	8,875,176
Lowe’s	105,900	9,112,695
		17,987,871
Consumer Staples – 10.40%
Archer-Daniels-Midland	293,600	10,328,848
Conagra Brands	361,300	10,600,542
Mondelez International Class A	207,700	10,401,616
		31,331,006
Energy – 3.90%
ConocoPhillips	211,600	6,517,280
Marathon Oil	529,999	1,743,697
Occidental Petroleum	299,900	3,472,842
		11,733,819
Financials – 13.71%
Allstate	102,700	9,420,671
American International Group	252,600	6,125,550
Bank of New York Mellon	268,000	9,026,240
Marsh & McLennan	108,200	9,354,972
Truist Financial	239,200	7,376,928
		41,304,361
Healthcare – 23.95%
Abbott Laboratories	129,500	10,218,845
Cardinal Health	217,000	10,402,980
Cigna	57,500	10,187,850
CVS Health	172,200	10,216,626
Johnson & Johnson	77,600	10,175,688
Merck & Co.	134,900	10,379,206
Pfizer	323,800	10,568,832
		72,150,027
Industrials – 7.90%
Caterpillar	48,139	5,586,049
Northrop Grumman	29,200	8,834,460
Raytheon	58,400	7,659,160
Waste Management	18,623	1,723,745
		23,803,414

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology – 12.55%
Broadcom	40,900	$9,697,390
Cisco Systems	259,900	10,216,669
Intel	156,300	8,458,956
Oracle	194,900	9,419,517
		37,792,532
Materials – 2.48%
DuPont de Nemours	219,400	7,481,540
		7,481,540
Real Estate – 3.00%
Equity Residential	146,300	9,028,173
		9,028,173
Utilities – 2.99%
Edison International	164,200	8,996,518
		8,996,518
Total Common Stock (cost $350,132,648)		296,388,408

Short-Term Investments – 1.18%
Money Market Mutual Funds – 1.18%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	713,887	713,887
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	713,887	713,887
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	713,888	713,888
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	713,888	713,888
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	713,888	713,888
Total Short-Term Investments (cost $3,569,438)		3,569,438

Total Value of Securities – 99.57%
(cost $353,702,086)		$299,957,846

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Growth and Income Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.60%
Communication Services – 11.50%
AT&T	992,400	$28,928,460
Comcast Class A	771,580	26,526,920
Verizon Communications	624,000	33,527,520
Walt Disney	248,812	24,035,239
		113,018,139
Consumer Discretionary – 6.11%
Dollar Tree †	422,400	31,033,729
Lowe’s	337,700	29,059,085
		60,092,814
Consumer Staples – 9.99%
Archer-Daniels-Midland	960,300	33,783,354
Conagra Brands	1,065,100	31,250,034
Mondelez International Class A	661,900	33,147,952
		98,181,340
Energy – 3.86%
ConocoPhillips	690,500	21,267,400
Marathon Oil	1,725,911	5,678,247
Occidental Petroleum	946,500	10,960,470
		37,906,117
Financials – 13.42%
Allstate	328,400	30,124,132
American International Group	803,400	19,482,450
Bank of New York Mellon	863,900	29,096,152
Marsh & McLennan	341,600	29,534,736
Truist Financial	769,000	23,715,960
		131,953,430
Healthcare – 23.89%
Abbott Laboratories	431,000	34,010,210
Cardinal Health	627,000	30,058,380
Cigna	188,400	33,380,712
CVS Health	576,700	34,215,611
Johnson & Johnson	252,900	33,162,777
Merck & Co.	450,900	34,692,246
Pfizer	1,081,100	35,287,104
		234,807,040
Industrials – 8.10%
Caterpillar	156,964	18,214,103
Northrop Grumman	105,500	31,919,025
Raytheon	183,100	24,013,565
Waste Management	59,063	5,466,871
		79,613,564

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology – 13.03%
Broadcom	132,000	$31,297,200
Cisco Systems	818,400	32,171,304
Intel	603,500	32,661,420
Oracle	660,900	31,941,297
		128,071,221
Materials – 2.47%
DuPont de Nemours	710,800	24,238,280
		24,238,280
Real Estate – 2.99%
Equity Residential	476,400	29,398,644
		29,398,644
Utilities – 3.24%
Edison International	581,300	31,849,427
		31,849,427
Total Common Stock (cost $1,148,909,883)		969,130,016

Short-Term Investments – 0.37%
Money Market Mutual Funds – 0.37%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	721,180	721,180
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	721,180	721,180
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	721,181	721,181
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	721,181	721,181
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	721,180	721,180
Total Short-Term Investments (cost $3,605,902)		3,605,902

Total Value of Securities – 98.97%
(cost $1,152,515,785)		$972,735,918

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Growth Equity Fund	March 31, 2020 (Unaudited)

	Number of Shares	Value (US$)
Common Stock – 98.91%✧
Communication Services – 6.47%
Alphabet Class A †	15,080	$17,522,206
Facebook Class A †	90,900	15,162,120
		32,684,326
Consumer Discretionary – 12.13%
Amazon.com †	8,600	16,767,592
AutoZone †	12,200	10,321,200
Burlington Stores †	64,600	10,236,516
Deckers Outdoor †	97,600	13,078,400
Target	116,291	10,811,574
		61,215,282
Consumer Staples – 4.61%
Procter & Gamble	102,812	11,309,320
Walmart	105,512	11,988,273
		23,297,593
Energy – 0.68%
Chevron	47,300	3,427,358
		3,427,358
Financials – 4.29%
Bank of America	514,200	10,916,466
JPMorgan Chase & Co.	119,400	10,749,582
		21,666,048
Healthcare – 19.01%
Baxter International	169,333	13,748,146
Biogen †	38,910	12,310,346
Bristol-Myers Squibb	232,400	12,953,976
Centene †	279,240	16,589,648
Edwards Lifesciences †	60,700	11,449,234
Eli Lilly & Co.	132,472	18,376,516
Merck & Co.	137,000	10,540,780
		95,968,646
Industrials – 9.85%
Alaska Air Group	203,400	5,790,798
Dover	146,800	12,322,392
EMCOR Group	152,400	9,345,168
Huntington Ingalls Industries	64,190	11,696,060
Rockwell Automation	70,100	10,578,791
		49,733,209
Information Technology – 41.87%
Adobe †	61,500	19,571,760
Akamai Technologies †	139,379	12,751,785
Apple	88,102	22,403,457

	Number of Shares	Value (US$)
Common Stock✧ (continued)
Information Technology (continued)
Automatic Data Processing	106,564	$14,565,167
Cadence Design Systems †	278,750	18,408,650
Ciena †	320,100	12,743,181
EPAM Systems †	72,193	13,403,352
Fortinet †	211,480	21,395,432
Microsoft	156,450	24,673,729
NVIDIA	44,000	11,598,400
Oracle	206,700	9,989,811
PayPal Holdings †	163,340	15,638,172
Zebra Technologies Class A †	77,477	14,224,777
		211,367,673
Total Common Stock (cost $454,078,739)		499,360,135

Short-Term Investments – 1.24%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	1,251,746	1,251,746
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	1,251,747	1,251,747
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	1,251,747	1,251,747
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	1,251,747	1,251,747
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	1,251,747	1,251,747
Total Short-Term Investments (cost $6,258,734)		6,258,734

Total Value of Securities – 100.15%
(cost $460,337,473)		$505,618,869

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Opportunity Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.01%
Basic Industry – 7.84%
Axalta Coating Systems †	155,900	$2,692,393
Berry Global Group †	255,300	8,606,163
Celanese	69,200	5,078,588
Graphic Packaging Holding	856,800	10,452,960
Huntsman	516,800	7,457,424
Newmont	184,000	8,331,520
		42,619,048
Business Services – 1.83%
Brink’s	127,000	6,610,350
ManpowerGroup	62,600	3,317,174
		9,927,524
Capital Spending – 10.72%
AECOM †	203,900	6,086,415
Allison Transmission Holdings	139,900	4,562,139
Gates Industrial †	429,800	3,171,924
HD Supply Holdings †	192,000	5,458,560
ITT	246,900	11,199,384
KBR	598,200	12,370,776
Quanta Services	279,400	8,865,362
Spirit AeroSystems Holdings Class A	87,800	2,101,054
United Rentals †	43,200	4,445,280
		58,260,894
Consumer Cyclical – 4.30%
BorgWarner	149,200	3,636,004
DR Horton	169,100	5,749,400
Johnson Controls International	106,100	2,860,456
Mohawk Industries †	45,400	3,461,296
Stanley Black & Decker	76,600	7,660,000
		23,367,156
Consumer Services – 5.68%
Cable One	3,750	6,165,037
Darden Restaurants	58,500	3,185,910
Dollar Tree †	78,600	5,774,742
Hasbro	57,400	4,106,970
Marriott International Class A	58,700	4,391,347
PVH	39,700	1,494,308
VF	62,600	3,385,408
ViacomCBS Class B	168,800	2,364,888
		30,868,610
Consumer Staples – 3.44%
Conagra Brands	186,800	5,480,712

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Kellogg	77,300	$4,637,227
Tyson Foods Class A	82,200	4,756,914
US Foods Holding †	216,800	3,839,528
		18,714,381
Energy – 2.19%
Hess	225,200	7,499,160
Marathon Oil	956,800	3,147,872
Patterson-UTI Energy	526,100	1,236,335
		11,883,367
Financial Services – 20.08%
Affiliated Managers Group	69,600	4,116,144
Allstate	118,000	10,824,140
American Financial Group	121,900	8,542,752
Assurant	72,000	7,494,480
Comerica	221,800	6,507,612
East West Bancorp	377,800	9,724,572
First Hawaiian	224,370	3,708,836
Globe Life	104,900	7,549,653
Hancock Whitney	284,865	5,560,565
Hartford Financial Services Group	242,400	8,542,176
KeyCorp	913,800	9,476,106
Raymond James Financial	193,800	12,248,160
Reinsurance Group of America	88,400	7,437,976
Synchrony Financial	457,700	7,364,393
		109,097,565
Healthcare – 6.19%
AmerisourceBergen	79,600	7,044,600
Quest Diagnostics	84,700	6,801,410
Service Corp. International	129,300	5,056,923
STERIS	46,600	6,522,602
Zimmer Biomet Holdings	81,100	8,197,588
		33,623,123
Real Estate Investment Trusts – 10.22%
Apartment Investment & Management Class A	221,300	7,778,695
Brandywine Realty Trust	555,200	5,840,704
Highwoods Properties	180,400	6,389,768
Host Hotels & Resorts	541,200	5,974,848
Kimco Realty	486,200	4,701,554
Life Storage	103,800	9,814,290
Outfront Media	336,900	4,541,412

Schedules of investments
Delaware Opportunity Fund

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
VEREIT	1,288,100	$6,298,809
Welltower	90,800	4,156,824
		55,496,904
Technology – 13.83%
Agilent Technologies	105,400	7,548,748
Avnet	222,400	5,582,240
Citrix Systems	22,200	3,142,410
DXC Technology	75,600	986,580
Fiserv †	50,800	4,825,492
Flex †	718,000	6,013,250
Keysight Technologies †	95,100	7,957,968
ON Semiconductor †	213,000	2,649,720
Qorvo †	64,500	5,200,635
Synopsys †	147,400	18,983,646
Teradyne	177,600	9,620,592
Western Digital	63,000	2,622,060
		75,133,341
Transportation – 2.49%
CSX	59,200	3,392,160
JB Hunt Transport Services	69,800	6,437,654
Southwest Airlines	104,000	3,703,440
		13,533,254
Utilities – 10.20%
CMS Energy	202,500	11,896,875
Edison International	118,100	6,470,699
MDU Resources Group	221,300	4,757,950
NRG Energy	149,300	4,069,918
Public Service Enterprise Group	242,800	10,904,148
WEC Energy Group	119,900	10,566,787
Xcel Energy	111,700	6,735,510
		55,401,887
Total Common Stock (cost $716,920,349)		537,927,054

Short-Term Investments – 1.09%
Money Market Mutual Funds – 1.09%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	1,185,198	1,185,198
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	1,185,198	1,185,198
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	1,185,198	1,185,198

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	1,185,198	$1,185,198
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	1,185,198	1,185,198
Total Short-Term Investments (cost $5,925,990)		5,925,990

Total Value of Securities – 100.10%
(cost $722,846,339)		$543,853,044

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Special Situations Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.32%✧
Basic Industry – 5.18%
Berry Global Group †	157,100	$5,295,841
Ferro †	82,007	767,586
HB Fuller	97,100	2,712,003
Huntsman	88,800	1,281,384
Louisiana-Pacific	192,400	3,305,432
Olin	71,000	828,570
		14,190,816
Business Services – 0.79%
Deluxe	46,700	1,210,931
WESCO International †	42,300	966,555
		2,177,486
Capital Spending – 8.57%
Altra Industrial Motion	149,500	2,614,755
Atkore International Group †	106,000	2,233,420
H&E Equipment Services	90,400	1,327,072
ITT	142,400	6,459,264
MasTec †	196,400	6,428,172
Primoris Services	121,100	1,925,490
Rexnord	110,000	2,493,700
		23,481,873
Consumer Cyclical – 3.67%
Barnes Group	75,500	3,158,165
KB Home	110,600	2,001,860
Knoll	136,000	1,403,520
Meritage Homes †	63,100	2,303,781
Standard Motor Products	28,900	1,201,373
		10,068,699
Consumer Services – 7.38%
Asbury Automotive Group †	31,700	1,750,791
Cable One	1,950	3,205,819
Caleres	106,250	552,500
Cheesecake Factory	28,800	491,904
Choice Hotels International	52,500	3,215,625
Cracker Barrel Old Country Store	19,900	1,656,078
Steven Madden	74,400	1,728,312
Texas Roadhouse	52,900	2,184,770
UniFirst	25,800	3,898,122
Wolverine World Wide	101,639	1,544,913
		20,228,834
Consumer Staples – 4.39%
Core-Mark Holding	80,800	2,308,456

	Number of shares	Value (US $)
Common Stock✧ (continued)
Consumer Staples (continued)
J&J Snack Foods	22,500	$2,722,500
Performance Food Group †	78,000	1,928,160
Scotts Miracle-Gro	32,600	3,338,240
Spectrum Brands Holdings	47,600	1,731,212
		12,028,568
Energy – 2.21%
Delek US Holdings	121,500	1,914,840
Dril-Quip †	52,600	1,604,300
Helix Energy Solutions Group †	343,500	563,340
Patterson-UTI Energy	348,300	818,505
WPX Energy †	375,800	1,146,190
		6,047,175
Financial Services – 29.12%
American Equity Investment Life Holding	207,100	3,893,480
Bank of NT Butterfield & Son	79,400	1,352,182
East West Bancorp	243,900	6,277,986
First Financial Bancorp	208,400	3,107,244
First Hawaiian	156,800	2,591,904
First Interstate BancSystem Class A	89,500	2,581,180
First Midwest Bancorp	232,300	3,074,491
FNB	585,200	4,312,924
Great Western Bancorp	175,500	3,594,240
Hancock Whitney	210,100	4,101,152
Hanover Insurance Group	49,900	4,519,942
Kemper	46,300	3,443,331
Legg Mason	40,600	1,983,310
NBT Bancorp	84,809	2,746,963
Prosperity Bancshares	56,300	2,716,475
S&T Bancorp	72,900	1,991,628
Sandy Spring Bancorp	29,200	661,088
Selective Insurance Group	89,900	4,468,030
Stifel Financial	124,900	5,155,872
Umpqua Holdings	363,000	3,956,700
Valley National Bancorp	470,600	3,440,086
Webster Financial	169,600	3,883,840
WesBanco	96,800	2,294,160
Western Alliance Bancorp	118,600	3,630,346
		79,778,554
Healthcare – 3.39%
Avanos Medical †	90,100	2,426,393
Catalent †	47,600	2,472,820
Integer Holdings †	30,000	1,885,800

Schedules of investments
Delaware Special Situations Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Healthcare (continued)
Service Corp. International	64,300	$2,514,773
		9,299,786
Real Estate Investment Trusts – 9.87%
Brandywine Realty Trust	344,100	3,619,932
Highwoods Properties	102,200	3,619,924
Kite Realty Group Trust	80,660	763,850
Lexington Realty Trust	386,700	3,839,931
Life Storage	39,500	3,734,725
Outfront Media	229,300	3,090,964
RPT Realty	222,800	1,343,484
Spirit Realty Capital	106,500	2,784,975
STAG Industrial	64,351	1,449,184
Summit Hotel Properties	264,200	1,114,924
Washington Real Estate Investment Trust	70,179	1,675,173
		27,037,066
Technology – 13.79%
Cirrus Logic †	54,200	3,557,146
Coherent †	19,500	2,074,995
Diodes †	8,495	345,194
Flex †	421,941	3,533,756
NCR †	179,951	3,185,133
NetScout Systems †	101,400	2,400,138
ON Semiconductor †	239,600	2,980,624
Tech Data †	14,100	1,844,985
Teradyne	106,200	5,752,854
Tower Semiconductor †	183,100	2,914,952
TTM Technologies †	289,300	2,991,362
Viavi Solutions †	256,900	2,879,849
Vishay Intertechnology	230,606	3,323,032
		37,784,020
Transportation – 3.58%
Kirby †	38,100	1,656,207
Saia †	31,700	2,331,218
SkyWest	54,300	1,422,117
Werner Enterprises	121,100	4,391,086
		9,800,628
Utilities – 6.38%
ALLETE	46,800	2,839,824
Black Hills	77,200	4,943,116
El Paso Electric	32,800	2,229,088

	Number of shares	Value (US $)
Common Stock✧ (continued)
Utilities (continued)
South Jersey Industries	107,300	$2,682,500
Southwest Gas Holdings	68,800	4,785,728
		17,480,256
Total Common Stock (cost $384,072,408)		269,403,761

Short-Term Investments – 1.21%
Money Market Mutual Funds – 1.21%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	665,473	665,473
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	665,473	665,473
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	665,473	665,473
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	665,473	665,473
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	665,473	665,473
Total Short-Term Investments (cost $3,327,365)		3,327,365

Total Value of Securities – 99.53%
(cost $387,399,773)		$272,731,126

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Global Equity Fund	March 31, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 99.08%∆
Denmark – 5.48%
Novo Nordisk Class B	260,730	$15,569,777
		15,569,777
France – 16.01%
Air Liquide	91,590	11,691,236
Danone	215,182	13,771,270
Orange	561,730	6,801,124
Publicis Groupe	251,710	7,193,602
Sodexo	90,060	6,048,001
		45,505,233
Germany – 5.46%
adidas AG	25,540	5,670,579
Fresenius Medical Care AG & Co.	150,710	9,837,746
		15,508,325
Ireland – 1.10%
Kerry Group Class A	26,970	3,129,196
		3,129,196
Japan – 15.71%
Asahi Group Holdings	142,300	4,616,667
Kao	38,600	3,144,674
KDDI	372,500	11,003,126
Kirin Holdings	127,800	2,524,082
Lawson	90,100	4,945,570
Makita	174,700	5,329,006
Secom	35,300	2,919,601
Seven & i Holdings	307,800	10,165,064
		44,647,790
Netherlands – 5.37%
Koninklijke Ahold Delhaize	655,520	15,271,367
		15,271,367
Sweden – 3.01%
Hennes & Mauritz Class B	224,880	2,877,742
Securitas Class B	527,540	5,667,075
		8,544,817
Switzerland – 11.48%
Nestle	122,150	12,504,226
Roche Holding	47,490	15,279,529
Swatch Group	24,650	4,841,223
		32,624,978
United Kingdom – 4.27%
Diageo	193,080	6,122,475

	Number of Shares	Value (US $)
Common Stock∆ (continued)
United Kingdom (continued)
G4S	3,508,220	$3,990,261
Next	40,680	2,040,868
		12,153,604
United States – 31.19%
Clorox	36,350	6,297,637
Conagra Brands	369,330	10,836,142
General Mills	247,640	13,067,963
Hormel Foods	155,780	7,265,579
Kimberly-Clark	115,850	14,813,740
Lamb Weston Holdings	168,630	9,628,773
Merck & Co.	148,730	11,443,286
Mondelez International Class A	78,580	3,935,286
Parker-Hannifin	28,140	3,650,602
Pfizer	236,600	7,722,624
		88,661,632

Total Common Stock (cost $311,476,052)		281,616,719

Exchange-Traded Fund – 0.47%
Vanguard S&P 500 ETF	5,575	1,320,271
Total Exchange-Traded Fund (cost $1,606,736)		1,320,271

Short-Term Investments – 0.16%
Money Market Mutual Funds – 0.16%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	92,062	92,062
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	92,062	92,062
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	92,062	92,062
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	92,062	92,062
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	92,062	92,062
Total Short-Term Investments (cost $460,310)		460,310
Total Value of Securities – 99.71%
(cost $313,543,098)		$283,397,300

∆	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 20 in “Security type / country and sector allocations.”

Schedules of investments
Delaware Global Equity Fund

The following foreign currency exchange contracts were outstanding at March 31, 2020:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	DKK	(1,018,281)	USD	150,229	4/2/20	$(214)
BNYM	JPY	(150,660,223)	USD	1,386,164	4/2/20	(15,081)
BNYM	SEK	28,573,323	USD	(2,889,024)	4/2/20	(519)
Total Foreign Currency Exchange Contracts						$(15,814)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – The Bank of New York Mellon
DKK – Danish Krone
ETF – Exchange-Traded Fund
GS – Goldman Sachs
JPY – Japanese Yen
LLC – Limited Liability Company
SEK – Swedish Krona
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Fund	March 31, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 106.25%∆
Denmark – 8.42%
Novo Nordisk Class B	411,510	$24,573,769
		24,573,769
France – 24.68%
Air Liquide	152,080	19,412,634
Danone	299,700	19,180,274
Orange	983,600	11,908,898
Publicis Groupe	412,330	11,783,949
Sodexo	144,800	9,724,079
		72,009,834
Germany – 8.43%
adidas AG	34,710	7,706,570
Fresenius Medical Care AG & Co.	258,620	16,881,679
		24,588,249
Ireland – 1.74%
Kerry Group Class A	43,900	5,093,501
		5,093,501
Japan – 25.09%
Asahi Group Holdings	235,700	7,646,862
Kao	82,400	6,712,983
KDDI	524,200	15,484,130
Kirin Holdings	220,800	4,360,856
Lawson	151,100	8,293,847
Makita	290,600	8,864,391
Secom	61,200	5,061,745
Seven & i Holdings	507,900	16,773,346
		73,198,160
Netherlands – 8.08%
Koninklijke Ahold Delhaize	1,012,690	23,592,202
		23,592,202
Sweden – 4.33%
Hennes & Mauritz Class B	250,000	3,199,198
Securitas Class B	877,580	9,427,364
		12,626,562
Switzerland – 17.74%
Nestle	200,240	20,498,127
Roche Holding	72,230	23,239,426
Swatch Group	40,940	8,040,554
		51,778,107
United Kingdom – 7.74%
Diageo	389,430	12,348,640

Schedules of investments
Delaware International Fund

	Number of Shares	Value (US $)
Common Stock∆ (continued)
United Kingdom (continued)
G4S	6,045,510	$6,876,184
Next	66,840	3,353,284
		22,578,108

Total Common Stock (cost $352,715,936)		310,038,492

Exchange-Traded Funds – 0.65%
iShares MSCI EAFE ETF	1,145	61,212
Vanguard FTSE Developed Markets ETF	54,650	1,822,031
Total Exchange-Traded Funds (cost $1,942,701)		1,883,243

Total Value of Securities – 106.90%
(cost $354,658,637)		$311,921,735

∆	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 21 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at March 31, 2020:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	CHF	(1,235,260)	USD	1,281,174	4/2/20	$(2,317)
BNYM	DKK	(3,852,003)	USD	568,091	4/2/20	(1,012)
BNYM	EUR	(1,172,374)	USD	1,289,962	4/2/20	(3,124)
BNYM	JPY	(176,711,886)	USD	1,625,855	4/2/20	(17,688)
BNYM	SEK	31,765,078	USD	(3,211,739)	4/2/20	(577)
Total Foreign Currency Exchange Contracts						$(24,718)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – The Bank of New York Mellon
CHF – Swiss Franc
DKK – Danish Krone
EAFE – Europe Australasia and Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange 100 Index

Summary of abbreviations (continued):
JPY – Japanese Yen
MSCI – Morgan Stanley Capital International
SEK – Swedish Krona
USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Floating Rate II Fund	March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.26%
Cheniere Energy 144A 4.875% exercise price $93.64, expiration date 5/28/21 #❆	176,000	$170,722
Total Convertible Bond (cost $177,540)		170,722

Corporate Bonds – 3.65%
Capital Goods – 0.13%
Bombardier 144A 7.875% 4/15/27 #	125,000	87,197
		87,197
Communications – 1.21%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	226,060
Consolidated Communications 6.50% 10/1/22	412,000	363,590
Frontier Communications 144A 8.00% 4/1/27 #	214,000	212,252
		801,902
Healthcare – 1.55%
Bausch Health 144A 7.00% 3/15/24 #	400,000	412,501
Centene 144A 3.375% 2/15/30 #	400,000	373,500
Tenet Healthcare 5.125% 5/1/25	250,000	238,125
		1,024,126
Media – 0.47%
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	250,000	216,564
Radiate Holdco 144A 6.625% 2/15/25 #	105,000	90,168
		306,732
Technology – 0.29%
Banff Merger Sub 144A 9.75% 9/1/26 #	215,000	190,829
		190,829
Total Corporate Bonds (cost $2,524,568)		2,410,786

Loan Agreements – 95.43%
Acrisure Tranche B 5.207% (LIBOR03M + 3.50%) 2/15/27 ●	620,554	527,471
Air Medical Group Holdings 4.932% (LIBOR02M + 3.25%) 4/28/22 ●	497,455	460,146
American Airlines Tranche B 0.00% 12/14/23 X	1,000,000	836,000
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%) 9/19/25 ●	1,500,000	1,387,500
Apro 5.00% (LIBOR01M + 4.00%) 10/28/26 ●	911,604	799,933
Aramark Services Tranche B-4 2.739% (LIBOR01M + 1.75%) 1/15/27 ●	318,000	297,330
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 ●	1,236,293	1,103,392
AthenaHealth Tranche B 1st Lien 5.284% (LIBOR03M + 4.50%) 2/11/26 ●	495,000	465,300
Bausch Health 3.612% (LIBOR01M + 3.00%) 6/2/25 ●	646,545	619,605

	Principal amount°	Value (US $)
Loan Agreements (continued)
Berry Global Tranche W 2.863% (LIBOR03M + 2.00%) 10/1/22 ●	1,000,000	$965,500
Berry Global Tranche Y 2.863% (LIBOR03M + 2.00%) 7/1/26 ●	398,746	377,612
Boxer Parent 5.239% (LIBOR01M + 4.25%) 10/2/25 ●	1,243,703	1,065,853
Buckeye Partners 4.265% (LIBOR01M + 2.75%) 11/1/26 ●	443,971	412,893
BW Gas & Convenience Holdings 7.18% (LIBOR01M + 6.25%) 11/18/24 ●	1,264,988	1,062,590
Calpine 3.24% (LIBOR01M + 2.25%) 1/15/24 ●	1,238,305	1,195,996
Camelot US Acquisition 4.239% (LIBOR01M + 3.25%) 10/30/26 ●	1,037,400	938,847
CenturyLink Tranche B 3.239% (LIBOR01M + 2.25%) 3/15/27 ●	940,643	874,210
Change Healthcare Holdings 3.489% (LIBOR01M + 2.50%) 3/1/24 ●	743,940	686,905
Chemours Tranche B-2 0.00% 4/3/25 X	350,000	317,625
Chesapeake Energy Tranche A 9.00% (LIBOR01M + 8.00%) 6/24/24 ●	851,333	345,641
Clear Channel Outdoor Holdings Tranche B 4.489% (LIBOR01M + 3.50%) 8/21/26 ●	447,750	405,773
Connect US Finco 5.49% (LIBOR01M + 4.50%) 12/12/26 ●	1,325,000	1,083,188
Consolidated Communications 4.00% (LIBOR01M + 3.00%) 10/5/23 ●	1,137,070	981,534
Coral US Tranche B-5 3.239% (LIBOR01M + 2.25%) 1/31/28 ●	700,000	627,667
Core & Main 0.00% 8/1/24 X	945,000	836,325
CPI Holdco 1st Lien 5.70% (LIBOR03M + 4.25%) 11/4/26 ●	1,021,079	898,550
CSC Holdings 2.862% (LIBOR01M + 2.25%) 7/17/25 ●	1,186,170	1,150,585
Cumulus Media New Holdings 4.822% (LIBOR06M + 3.75%) 3/31/26 ●	795,501	645,682
Datto 5.239% (LIBOR01M + 4.25%) 4/2/26 ●	453,879	393,457
DaVita Tranche B-1 2.739% (LIBOR01M + 1.75%) 8/12/26 ●	654,714	625,797
Delek US Holdings 3.239% (LIBOR01M + 2.25%) 3/31/25 ●	166,230	123,287
Dorna Sports SL Tranche B2 4.921% (LIBOR06M + 3.00%) 4/12/24 ●	1,000,000	900,000
Dun & Bradstreet Tranche B 4.959% (LIBOR01M + 4.00%) 2/6/26 ●	1,100,000	1,012,000
Edgewater Generation 4.739% (LIBOR01M + 3.75%) 12/15/25 ●	938,499	772,697
Ensemble RCM 5.513% (LIBOR03M + 3.75%) 8/1/26 ●	1,492,500	1,390,513
ESH Hospitality 2.989% (LIBOR01M + 2.00%) 9/18/26 ●	1,075,550	939,761

Schedules of investments
Delaware Floating Rate II Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B-1 5.35% (LIBOR03M + 3.75%) 6/17/24 ●	1,039,522	$985,813
Garda World Security Tranche B 1st Lien 6.39% (LIBOR03M + 4.75%) 10/23/26 ●	608,053	580,690
Genesee & Wyoming 3.45% (LIBOR03M + 2.00%) 12/30/26 ●	337,000	326,469
GFL Environmental 3.989% (LIBOR01M + 3.00%) 5/30/25 ●	404,444	394,586
Granite Generation 4.818% (LIBOR01M + 3.75%) 11/9/26 ●	337,654	292,070
HCA Tranche B13 2.739% (LIBOR01M + 1.75%) 3/18/26 ●	1,064,825	1,019,570
HD Supply Tranche B-5 2.739% (LIBOR01M + 1.75%) 10/17/23 ●	1,492,424	1,410,341
Heartland Dental Tranche B 1st Lien 4.739% (LIBOR01M + 3.75%) 4/30/25 ●	929,019	732,996
HUB International 5.692% (LIBOR03M + 4.00%) 4/25/25 ●	997,500	932,663
Informatica 4.243% (LIBOR01M + 3.25%) 2/25/27 ●	650,000	585,000
Informatica 2nd Lien 7.125% (LIBOR06M + 0.00%) 2/14/25 ●	1,085,000	960,225
Ingersoll-Rand Services Tranche B-1 2.739% (LIBOR01M + 1.75%) 2/28/27 ●	650,000	611,000
Iron Mountain Information Management Tranche B 2.739% (LIBOR01M + 1.75%) 1/2/26 ●	374,046	360,954
JBS USA LUX 3.072% (LIBOR03M + 2.00%) 5/1/26 ●	1,492,462	1,409,311
Kronos 0.00% 11/1/23 X	185,000	171,356
Kronos 2nd Lien 0.00% 11/1/24 X	870,000	820,410
LCPR Loan Financing 5.705% (LIBOR01M + 5.00%) 10/15/26 ●	1,285,000	1,117,950
Merrill Communications Tranche B 1st Lien 6.908% (LIBOR03M + 5.00%) 10/5/26 ●	1,097,250	905,231
NFP 4.239% (LIBOR01M + 3.25%) 2/15/27 ●	992,327	868,286
Numericable US Tranche B-11 3.739% (LIBOR01M + 2.75%) 7/31/25 ●	760,668	699,814
ON Semiconductor Tranche B-4 2.989% (LIBOR01M +
2.00%) 9/16/26 ●	650,615	613,612
Panda Liberty Tranche B-2 0.00% 8/21/20 X	1,554,000	1,328,670
Panda Patriot Tranche B-1 7.20% (LIBOR03M + 5.75%)
12/19/20 ●	1,330,512	1,128,717
Panda Patriot Tranche B-2 0.00% 12/19/20 X	217,597	186,045
Panther BF Aggregator 2 1st Lien 4.441% (LIBOR01M +
3.50%) 4/30/26 ●	1,243,750	1,144,250
Perstorp Holding Tranche B 5.822% (LIBOR06M + 4.75%) 4/13/26 ●	1,488,750	1,016,072
PQ Tranche B 0.00% 2/8/27 X	700,000	631,750

	Principal amount°	Value (US $)
Loan Agreements (continued)
Pregis Topco 1st Lien 4.989% (LIBOR01M + 4.00%) 7/24/26 ●	448,875	$395,010
Prestige Brands Tranche B-4 2.989% (LIBOR01M + 2.00%) 1/26/24 ●	349,964	328,382
Prime Security Services Borrower Tranche B-1 4.606% (LIBOR01M + 3.25%) 9/23/26 ●	414,830	377,495
Quikrete Holdings 1st Lien 3.489% (LIBOR01M + 2.50%) 2/1/27 ●	735,158	639,587
Russell Investments US Institutional Holdco 3.822% (LIBOR06M + 2.75%) 6/1/23 ●	112,452	104,299
Sinclair Television Group Tranche B-2 3.21% (LIBOR01M + 2.50%) 9/30/26 ●	721,375	668,174
Solenis International 1st Lien 5.613% (LIBOR03M + 4.00%) 6/26/25 ●	750,000	602,500
Solenis International 2nd Lien 10.113% (LIBOR03M + 8.50%) 6/26/26 ●	400,000	278,000
SS&C Technologies Tranche B-5 2.739% (LIBOR01M + 1.75%) 4/16/25 ●	1,492,362	1,418,490
Staples Tranche B-1 6.515% (LIBOR01M + 5.00%) 4/16/26 ●	457,227	367,496
Surf Holdings 1st Lien 4.814% (LIBOR03M + 3.50%) 3/5/27 ●	920,455	826,108
Terrier Media Buyer 5.70% (LIBOR03M + 4.25%) 12/17/26 ●	960,593	832,714
Titan Acquisition 4.45% (LIBOR03M + 3.00%) 3/28/25 ●	464,489	395,977
Transdigm Tranche F 3.239% (LIBOR01M + 2.25%) 12/9/25 ●	648,375	606,231
UGI Energy Services 4.739% (LIBOR01M + 3.75%) 8/7/26 ●	387,893	335,527
Ultimate Software Group 1st Lien 4.739% (LIBOR01M + 3.75%) 5/4/26 ●	1,492,500	1,410,413
US Foods Tranche B 3.072% (LIBOR06M + 2.00%) 9/13/26 ●	572,125	533,030
USI 4.989% (LIBOR01M + 4.00%) 12/2/26 ●	897,750	821,441
USI Tranche B 3.989% (LIBOR03M + 3.00%) 5/16/24 ●	590,578	538,903
Verscend Holding Tranche B 5.489% (LIBOR01M + 4.50%) 8/27/25 ●	1,031,763	980,175
Vistra Operations 2.55% (LIBOR01M + 1.75%) 12/31/25 ●	2,001,741	1,801,567
Total Loan Agreements (cost $70,195,363)		63,022,535

	Number of shares
Short-Term Investments – 1.09%
Money Market Mutual Funds – 1.09%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.33%)	143,722	143,722

Schedules of investments
Delaware Floating Rate II Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	143,722	$143,722
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	143,722	143,722
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	143,722	143,722
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	143,722	143,723
Total Short-Term Investments (cost $718,611)		718,611

Total Value of Securities – 100.43%
(cost $73,616,082)		$66,322,654

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $1,979,793 which represents 3.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

❆	PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2020:

	Principal		Unrealized Appreciation
Borrower	Amount	Value	(Depreciation)
Apro 4.00%
(LIBOR03M + 4.00%) 10/28/26	$261,111	$229,125	$(31,986)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Fund for Income	March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 86.22%
Banking – 4.31%
Ally Financial 8.00% 11/1/31	2,945,000	$3,401,622
Credit Suisse Group
144A 6.25%#µψ	400,000	371,443
144A 7.50%#µψ	1,525,000	1,477,451
Deutsche Bank 6.00%µψ	1,800,000	1,209,600
Popular 6.125% 9/14/23	5,405,000	5,046,892
Royal Bank of Scotland Group 8.625%µψ	4,795,000	4,700,658
Synovus Financial 5.90% 2/7/29 µ	1,135,000	1,064,148
		17,271,814
Basic Industry – 10.15%
Allegheny Technologies
5.875% 12/1/27	825,000	688,050
7.875% 8/15/23	2,480,000	2,407,993
Blue Cube Spinco 10.00% 10/15/25	784,000	832,102
Chemours
5.375% 5/15/27	1,425,000	1,100,706
7.00% 5/15/25	3,020,000	2,533,040
First Quantum Minerals
144A 7.25% 4/1/23 #	1,750,000	1,509,384
144A 7.50% 4/1/25 #	2,005,000	1,681,082
Freeport-McMoRan 5.45% 3/15/43	4,440,000	4,008,432
Hudbay Minerals 144A 7.625% 1/15/25 #	550,000	481,940
IAMGOLD 144A 7.00% 4/15/25 #	1,195,000	1,121,800
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,075,000	1,007,790
Kraton Polymers 144A 7.00% 4/15/25 #	3,435,000	3,068,932
Lennar 5.00% 6/15/27	1,370,000	1,265,253
M/I Homes 144A 4.95% 2/1/28 #	3,590,000	3,073,937
Mattamy Group
144A 4.625% 3/1/30 #	655,000	566,984
144A 5.25% 12/15/27 #	1,870,000	1,753,125
New Enterprise Stone & Lime 144A 6.25% 3/15/26 #	1,500,000	1,392,814
Novelis 144A 5.875% 9/30/26 #	1,977,000	1,953,933
Olin
5.00% 2/1/30	2,615,000	2,260,537
5.625% 8/1/29	2,475,000	2,291,355
Standard Industries
144A 5.00% 2/15/27 #	1,300,000	1,192,058
144A 5.375% 11/15/24 #	2,425,000	2,346,260
144A 6.00% 10/15/25 #	850,000	841,729
Tms International Holding 144A 7.25% 8/15/25 #	1,440,000	1,308,593
		40,687,829

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods – 7.02%
ARD Finance 144A PIK 6.50% 6/30/27 #❆	1,975,000	$1,707,289
Ashtead Capital 144A 4.25% 11/1/29 #	1,850,000	1,580,145
Berry Global
144A 4.875% 7/15/26 #	1,325,000	1,345,699
144A 5.625% 7/15/27 #	1,550,000	1,613,077
Bombardier
144A 7.50% 12/1/24 #	1,950,000	1,304,072
144A 7.875% 4/15/27 #	530,000	369,715
Cloud Crane 144A 10.125% 8/1/24 #	625,000	496,097
Gates Global 144A 6.25% 1/15/26 #	1,504,000	1,339,320
Granite US Holdings 144A 11.00% 10/1/27 #	1,290,000	1,117,730
Griffon 144A 5.75% 3/1/28 #	2,280,000	2,156,025
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	2,255,000	1,725,143
Titan Acquisition 144A 7.75% 4/15/26 #	800,000	673,574
TransDigm
144A 5.50% 11/15/27 #	1,255,000	1,133,328
144A 6.25% 3/15/26 #	3,200,000	3,201,990
Trivium Packaging Finance 144A 5.50% 8/15/26 #	1,415,000	1,415,880
United Rentals North America
5.25% 1/15/30	4,800,000	4,825,200
5.50% 5/15/27	2,150,000	2,112,214
		28,116,498
Communications – 9.83%
Altice France Holding
144A 6.00% 2/15/28 #	2,570,000	2,280,053
144A 10.50% 5/15/27 #	2,500,000	2,650,000
C&W Senior Financing 144A 6.875% 9/15/27 #	1,756,000	1,526,785
CenturyLink
144A 4.00% 2/15/27 #	1,435,000	1,381,187
144A 5.125% 12/15/26 #	3,520,000	3,528,800
Cincinnati Bell 144A 7.00% 7/15/24 #	1,450,000	1,469,894
Consolidated Communications 6.50% 10/1/22	3,622,000	3,196,415
Front Range BidCo 144A 6.125% 3/1/28 #	3,500,000	3,344,688
Frontier Communications 144A 8.00% 4/1/27 #	4,650,000	4,612,009
Qwest 7.25% 9/15/25	1,575,000	1,603,076
Sprint
7.625% 3/1/26	1,325,000	1,506,989
7.875% 9/15/23	4,915,000	5,448,941
Sprint Capital 8.75% 3/15/32	815,000	1,082,361

Schedules of investments
Delaware Fund for Income

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 6.00% 4/15/24	1,875,000	$1,917,131
T-Mobile USA Escrowψ†	4,550,000	0
Uniti Group 144A 7.875% 2/15/25 #	2,290,000	2,146,875
Vodafone Group 7.00% 4/4/79 µ	1,595,000	1,708,181
		39,403,385
Consumer Cyclical – 2.80%
Allison Transmission 144A 5.875% 6/1/29 #	1,810,000	1,786,411
Boyd Gaming 144A 4.75% 12/1/27 #	2,260,000	1,877,043
MGM Resorts International 6.00% 3/15/23	1,200,000	1,165,506
Murphy Oil USA 4.75% 9/15/29	4,751,000	4,480,431
Scientific Games International 144A 8.25% 3/15/26 #	1,723,000	1,112,596
Stars Group Holdings 144A 7.00% 7/15/26 #	825,000	780,244
		11,202,231
Consumer Non-Cyclical – 5.61%
Albertsons 144A 4.875% 2/15/30 #	1,190,000	1,187,025
Energizer Holdings
144A 5.50% 6/15/25 #	1,700,000	1,659,633
144A 6.375% 7/15/26 #	850,000	863,217
HLF Financing 144A 7.25% 8/15/26 #	1,325,000	1,131,219
JBS USA
144A 5.50% 1/15/30 #	3,475,000	3,607,224
144A 5.875% 7/15/24 #	575,000	584,344
144A 6.75% 2/15/28 #	2,050,000	2,199,753
Kraft Heinz Foods
3.95% 7/15/25	1,505,000	1,482,456
5.00% 7/15/35	1,055,000	1,055,952
5.20% 7/15/45	1,765,000	1,706,968
Pilgrim’s Pride 144A 5.875% 9/30/27 #	2,325,000	2,329,534
Post Holdings
144A 5.50% 12/15/29 #	1,325,000	1,381,776
144A 5.75% 3/1/27 #	1,150,000	1,186,429
Spectrum Brands 144A 5.00% 10/1/29 #	2,455,000	2,107,722
		22,483,252
Energy – 7.80%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,320,000	3,801,636
Cheniere Energy Partners 144A 4.50% 10/1/29 #	3,830,000	3,429,957
Crestwood Midstream Partners
5.75% 4/1/25	1,375,000	797,541
6.25% 4/1/23	2,175,000	1,232,040
DCP Midstream Operating
3.875% 3/15/23	1,100,000	887,887
5.125% 5/15/29	925,000	587,837

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Genesis Energy 6.50% 10/1/25	1,600,000	$1,168,432
Murphy Oil
5.875% 12/1/27	3,395,000	1,787,637
5.875% 12/1/42	1,219,000	512,230
NuStar Logistics
5.625% 4/28/27	1,650,000	1,277,677
6.00% 6/1/26	1,650,000	1,230,276
PBF Holding 144A 6.00% 2/15/28 #	947,000	643,960
PDC Energy 6.125% 9/15/24	1,778,000	964,556
Precision Drilling
6.50% 12/15/21	137,216	104,106
144A 7.125% 1/15/26 #	950,000	321,615
Southwestern Energy
6.20% 1/23/25	1,550,000	1,067,051
7.50% 4/1/26	600,000	397,545
7.75% 10/1/27	2,495,000	1,659,362
Sunoco 4.875% 1/15/23	1,975,000	1,924,470
Targa Resources Partners
5.375% 2/1/27	1,875,000	1,553,531
6.50% 7/15/27	2,465,000	2,119,900
Transocean
144A 7.25% 11/1/25 #	1,665,000	849,600
144A 8.00% 2/1/27 #	1,890,000	904,837
WPX Energy
4.50% 1/15/30	1,200,000	656,100
5.25% 10/15/27	2,525,000	1,402,764
		31,282,547
Financial Services – 0.47%
DAE Funding 144A 5.75% 11/15/23 #	2,025,000	1,890,834
		1,890,834
Healthcare – 8.45%
AMN Healthcare 144A 4.625% 10/1/27 #	2,350,000	2,246,599
Bausch Health 144A 5.50% 11/1/25 #	5,120,000	5,204,762
Charles River Laboratories International 144A
4.25% 5/1/28 #	3,695,000	3,582,118
CHS 144A 8.00% 3/15/26 #	2,350,000	2,245,712
DaVita 5.125% 7/15/24	4,525,000	4,539,729
Encompass Health 4.75% 2/1/30	2,335,000	2,312,934
Hadrian Merger 144A 8.50% 5/1/26 #	2,900,000	2,185,273
HCA
5.375% 2/1/25	2,075,000	2,124,271
5.875% 2/1/29	3,190,000	3,385,387

Schedules of investments
Delaware Fund for Income

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Hill-Rom Holdings 144A 4.375% 9/15/27 #	2,445,000	$2,429,211
Tenet Healthcare
5.125% 5/1/25	1,035,000	985,837
6.875% 11/15/31	1,000,000	848,543
8.125% 4/1/22	1,865,000	1,772,384
		33,862,760
Insurance – 3.81%
Centene
144A 4.625% 12/15/29 #	2,585,000	2,612,272
144A 5.375% 8/15/26 #	4,245,000	4,377,656
GTCR AP Finance 144A 8.00% 5/15/27 #	464,000	430,844
HUB International 144A 7.00% 5/1/26 #	4,239,000	4,228,720
USI 144A 6.875% 5/1/25 #	3,854,000	3,613,009
		15,262,501
Media – 12.86%
Altice Financing 144A 5.00% 1/15/28 #	1,445,000	1,289,663
Cablevision Systems 5.875% 9/15/22	1,396,000	1,417,415
CCO Holdings
144A 4.50% 8/15/30 #	6,550,000	6,455,844
144A 4.75% 3/1/30 #	1,125,000	1,128,431
144A 5.375% 6/1/29 #	2,165,000	2,236,770
Clear Channel Worldwide Holdings
144A 5.125% 8/15/27 #	3,425,000	3,226,179
144A 9.25% 2/15/24 #	1,691,000	1,464,837
Connect Finco 144A 6.75% 10/1/26 #	4,865,000	4,037,950
CSC Holdings
144A 5.375% 7/15/23 #	3,225,000	3,277,422
144A 5.75% 1/15/30 #	4,430,000	4,484,090
144A 7.50% 4/1/28 #	1,425,000	1,528,152
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	2,465,000	2,220,033
Gray Television 144A 7.00% 5/15/27 #	2,435,000	2,436,339
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	2,355,000	2,332,745
Netflix
4.875% 4/15/28	1,775,000	1,823,946
144A 4.875% 6/15/30 #	405,000	413,383
Nexstar Broadcasting 144A 5.625% 7/15/27 #	3,270,000	3,214,574
Radiate Holdco 144A 6.625% 2/15/25 #	2,240,000	1,923,589
Sirius XM Radio 144A 4.625% 7/15/24 #	2,725,000	2,782,729

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,010,000	$1,703,475
VTR Finance 144A 6.875% 1/15/24 #	2,345,000	2,142,732
		51,540,298
Real Estate – 0.79%
HAT Holdings I 144A 5.25% 7/15/24 #	950,000	917,942
MGM Growth Properties Operating Partnership
5.75% 2/1/27	2,585,000	2,258,644
		3,176,586
Services – 2.48%
Anixter 6.00% 12/1/25	1,650,000	1,629,367
Clean Harbors 144A 5.125% 7/15/29 #	1,365,000	1,281,111
Mobile Mini 5.875% 7/1/24	1,000,000	965,000
Prime Security Services Borrower
144A 5.75% 4/15/26 #	3,550,000	3,498,958
144A 6.25% 1/15/28 #	2,950,000	2,566,500
		9,940,936
Technology – 6.84%
Banff Merger Sub 144A 9.75% 9/1/26 #	3,417,000	3,032,844
Camelot Finance 144A 4.50% 11/1/26 #	2,105,000	2,053,684
CDK Global
144A 5.25% 5/15/29 #	3,550,000	3,634,313
5.875% 6/15/26	398,000	422,696
CommScope Technologies 144A 5.00% 3/15/27 #	1,930,000	1,688,895
Granite Merger 2 144A 11.00% 7/15/27 #	1,190,000	1,182,316
Iron Mountain 144A 5.25% 3/15/28 #	4,335,000	4,306,172
Open Text 144A 3.875% 2/15/28 #	700,000	661,281
Open Text Holdings 144A 4.125% 2/15/30 #	2,962,000	2,801,682
Science Applications International 144A 4.875% 4/1/28 #	2,120,000	2,047,125
SS&C Technologies 144A 5.50% 9/30/27 #	3,100,000	3,214,313
Verscend Escrow 144A 9.75% 8/15/26 #	2,345,000	2,358,355
		27,403,676
Transportation – 0.52%
Stena International 144A 6.125% 2/1/25 #	770,000	652,575
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,755,000	1,430,334
		2,082,909
Utilities – 2.48%
Calpine 144A 5.25% 6/1/26 #	2,365,000	2,263,228
Edison International 4.95% 4/15/25	585,000	583,649
Vistra Operations
144A 5.00% 7/31/27 #	1,175,000	1,199,146

Schedules of investments
Delaware Fund for Income

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.50% 9/1/26 #	1,195,000	$1,239,176
144A 5.625% 2/15/27 #	4,505,000	4,670,784
		9,955,983
Total Corporate Bonds (cost $382,575,843)		345,564,039

Loan Agreements – 6.63%
Air Medical Group Holdings 4.932% (LIBOR02M + 3.25%)
4/28/22 ●	2,426,564	2,244,571
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%)
9/19/25 ●	3,139,000	2,903,575
Apro 5.00% (LIBOR01M + 4.00%) 10/28/26 ●	1,357,708	1,191,389
BW Gas & Convenience Holdings 7.18% (LIBOR01M +
6.25%) 11/18/24 ●	1,255,113	1,054,295
Calpine 0.00% 1/15/24 X	293,001	282,990
Chesapeake Energy Tranche A 9.00% (LIBOR01M +
8.00%) 6/24/24 ●	2,425,999	984,956
Dorna Sports SL Tranche B2 4.921% (LIBOR06M +
3.00%) 4/12/24 ●	2,600,000	2,340,000
Granite US Holdings Tranche B 6.322% (LIBOR03M +
5.25%) 9/30/26 ●	1,004,843	728,511
Informatica 2nd Lien 7.125% (LIBOR06M + 0.00%)
2/14/25 ●	2,398,000	2,122,230
Kronos 2nd Lien 10.013% (LIBOR03M + 8.25%) 11/1/24 ●	2,324,000	2,191,532
LCPR Loan Financing 5.705% (LIBOR01M + 5.00%)
10/15/26 ●	975,000	848,250
Merrill Communications Tranche B 1st Lien 6.908%
(LIBOR03M + 5.00%) 10/5/26 ●	1,640,888	1,353,732
Ortho-Clinical Diagnostics 0.00% 6/30/25 X	2,192,000	1,876,352
Panda Liberty Tranche B-2 0.00% 8/21/20 X	1,229,000	1,050,795
Panda Patriot Tranche B-1 0.00% 12/19/20 X	684,980	581,091
Panda Patriot Tranche B-2 0.00% 12/19/20 X	515,020	440,342
Terrier Media Buyer 5.70% (LIBOR03M + 4.25%)
12/17/26 ●	2,346,120	2,033,793
Transdigm Tranche F 0.00% 12/9/25 X	365,828	342,049
Ultimate Software Group 1st Lien 0.00% 5/4/26 X	372,000	351,540
Verscend Holding Tranche B 5.489% (LIBOR01M +
4.50%) 8/27/25 ●	1,751,111	1,663,556
Total Loan Agreements (cost $30,282,694)		26,585,549

	Number of shares	Value (US $)
Short-Term Investments – 8.36%
Money Market Mutual Fund – 8.36%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	6,704,690	$6,704,690
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	6,704,690	6,704,690
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	6,704,690	6,704,690
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	6,704,691	6,704,691
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	6,704,691	6,704,691
Total Short-Term Investments (cost $33,523,452)		33,523,452

Total Value of Securities – 101.21%
(cost $446,381,989)		$405,673,040

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $229,259,450, which represents 57.20% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

❄	PIK. The first payment of cash and/or principal will be made after June 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
Ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Schedules of investments
Delaware Fund for Income

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2020:

	Principal
Borrower	Amount	Value	Unrealized Depreciation
Apro 4.00%
(LIBOR03M + 4.00%) 10/28/26	$388,889	$341,250	$(47,639)

1See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Government Cash Management Fund	March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Obligations – 5.52%
Federal Farm Credit Bank
0.947% 6/25/20 ●	7,000,000	$6,999,909
0.951% 7/30/20 ●	3,000,000	2,999,951
1.501% 6/1/20 ●	1,000,000	999,849
Total Agency Obligations (cost $10,999,709)		10,999,709

Short-Term Investments – 80.97%
Discount Notes – 79.61%≠
Federal Home Loan Bank
0.01% 4/13/20	5,900,000	5,899,980
0.01% 4/16/20	11,000,000	10,999,956
0.01% 4/22/20	2,750,000	2,749,984
0.01% 4/24/20	6,700,000	6,699,957
0.01% 4/29/20	575,000	574,996
0.014% 4/2/20	3,100,000	3,099,999
0.016% 4/3/20	21,200,000	21,199,981
0.02% 4/6/20	700,000	699,998
0.02% 5/4/20	1,500,000	1,499,973
0.022% 4/9/20	20,800,000	20,799,897
0.026% 5/6/20	500,000	499,987
0.03% 4/30/20	4,400,000	4,399,894
0.045% 5/1/20	5,460,000	5,459,797
0.113% 4/1/20	28,137,000	28,137,000
0.134% 4/15/20	14,625,000	14,624,239
0.433% 4/8/20	18,450,000	18,448,449
0.495% 4/17/20	12,800,000	12,797,183
		158,591,270
US Treasury Obligation – 1.36%≠
US Treasury Bill 0.054% 5/7/20	2,700,000	2,699,854
		2,699,854
Total Short-Term Investments
(cost $161,291,124)		161,291,124

Total Value of Securities – 86.49%
(cost $172,290,833)		$172,290,833

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Schedules of investments
Delaware Government Cash Management Fund

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware International Opportunities Bond Fund	March 31, 2020 (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds – 8.52%
Banking – 7.83%
Development Bank of Japan 0.235% 10/13/27	JPY	200,000,000	$1,876,563
Kreditanstalt Fuer Wiederaufbau 0.00% 12/15/22	EUR	1,710,000	1,904,038
			3,780,601
Electric – 0.69%
Israel Electric 144A 5.00% 11/12/24 #		315,000	330,752
			330,752
Total Corporate Bonds (cost $3,884,937)			4,111,353

Regional Bonds – 8.75%Δ
Canada – 3.90%
Province of Alberta Canada 2.20% 6/1/26	CAD	1,290,000	937,273
Province of Quebec Canada 2.30% 9/1/29	CAD	1,280,000	945,543
			1,882,816
Japan – 4.85%
Japan Finance Organization For Municipalities
0.205% 5/28/27	JPY	250,000,000	2,339,228
			2,339,228
Total Regional Bonds (cost $4,305,394)			4,222,044

Sovereign Bonds – 67.38%Δ
Australia – 4.45%
Australia Government Bonds
1.75% 11/21/20	AUD	1,165,000	723,917
2.25% 11/21/22	AUD	1,435,000	929,299
2.75% 11/21/29	AUD	400,000	292,078
3.00% 3/21/47	AUD	255,000	203,797
			2,149,091
Austria – 0.76%
Republic of Austria Government Bond 144A
1.50% 2/20/47 #	EUR	265,000	366,057
			366,057
Belgium – 2.17%
Kingdom of Belgium Government Bonds
144A 1.45% 6/22/37 #	EUR	480,000	613,132
144A 4.25% 3/28/41 #	EUR	230,000	433,812
			1,046,944
Canada – 1.70%
Canadian Government Bonds 2.50% 6/1/24	CAD	615,000	471,386
Canadian When Issued Government Bonds
2.00% 6/1/29	CAD	300,000	242,027

Schedules of investments
Delaware International Opportunities Bond Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Canada (continued)
Canadian When Issued Government Bonds
2.75% 12/1/48	CAD	115,000	$109,386
			822,799
Denmark – 0.79%
Denmark Government Bond 0.50% 11/15/27	DKK	2,415,000	380,022
			380,022
Finland – 0.21%
Finland Government Bond 144A 1.375% 4/15/47 #	EUR	75,000	103,817
			103,817
France – 6.94%
French Republic Government Bond OAT 144A
1.25% 5/25/36 #	EUR	2,675,000	3,347,569
			3,347,569
Germany – 5.06%
Bundesrepublik Deutschland Bundesanleihe
0.00% 8/15/29	EUR	540,000	623,730
0.00% 8/15/50	EUR	765,000	837,775
0.50% 2/15/25	EUR	840,000	980,575
			2,442,080
Ireland – 0.26%
Ireland Government Bond 1.35% 3/18/31	EUR	100,000	124,142
			124,142
Italy – 7.35%
Italy Buoni Poliennali Del Tesoro
1.75% 7/1/24	EUR	965,000	1,105,655
3.00% 8/1/29	EUR	1,155,000	1,445,552
144A 3.85% 9/1/49 #	EUR	695,000	996,111
			3,547,318
Japan – 11.83%
Japan Finance 0.911% 7/19/23	JPY	210,000,000	2,010,049
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	255,500,000	2,368,785
Tokyo Metropolitan Government 0.475% 9/19/25	JPY	140,000,000	1,331,341
			5,710,175
Mexico – 2.53%
Mexican Bonos
8.00% 9/5/24	MXN	11,000,000	488,683
8.00% 11/7/47	MXN	6,000,000	252,803
8.50% 5/31/29	MXN	10,500,000	478,147
			1,219,633

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Netherlands – 1.37%
Netherlands Government Bonds
144A 0.25% 7/15/29 #	EUR	380,000	$439,925
144A 2.75% 1/15/47 #	EUR	120,000	222,609
			662,534
New Zealand – 4.22%
New Zealand Government Bonds
3.00% 4/20/29	NZD	700,000	486,587
6.00% 5/15/21	NZD	2,440,000	1,549,343
			2,035,930
Poland – 1.44%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	2,800,000	695,846
			695,846
Portugal – 0.49%
Portugal Obrigacoes do Tesouro 144A 2.25% 4/18/34 #	EUR	185,000	235,519
			235,519
Spain – 5.20%
Spain Government Bonds
144A 0.60% 10/31/29 #	EUR	1,435,000	1,578,768
144A 1.50% 4/30/27 #	EUR	210,000	248,358
144A 2.70% 10/31/48 #	EUR	485,000	682,874
			2,510,000
United Kingdom – 10.61%
United Kingdom Gilt
0.50% 7/22/22	GBP	520,000	651,472
0.875% 10/22/29	GBP	1,135,000	1,486,851
1.00% 4/22/24	GBP	435,000	558,835
1.75% 1/22/49	GBP	1,400,000	2,156,268
3.75% 9/7/21	GBP	205,000	267,873
			5,121,299
Total Sovereign Bonds (cost $33,564,679)			32,520,775

Supranational Banks – 6.73%
European Investment Bank
0.375% 5/15/26	EUR	1,960,000	2,235,726
0.875% 1/30/25	SEK	2,000,000	206,893
International Bank for Reconstruction and Development
0.50% 6/21/35	EUR	700,000	804,427
Total Supranational Banks (cost $3,284,167)			3,247,046

Schedules of investments
Delaware International Opportunities Bond Fund

	Principal amount°	Value (US $)
US Treasury Obligation – 1.89%
US Treasury Floating Rate Note
0.239% 1/31/22 ●	910,000	$910,068
Total US Treasury Obligation (cost $910,208)		910,068

	Number of shares
Short-Term Investment – 0.84%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	81,356	81,356
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	81,356	81,356
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	81,356	81,356
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	81,356	81,356
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	81,356	81,356
Total Short-Term Investments (cost $406,780)		406,780
Total Value of Securities – 94.11%
(cost $46,356,165)		$45,418,066

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $9,599,303, which represents 19.89% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(19,500)	USD	21,396	4/1/20	$—	$(111)
BNYM	JPY	170,981	USD	(1,583)	4/1/20	6	—
JPMCB	JPY	697,900,000	USD	(6,532,925)	6/12/20	—	(21,788)
JPMCB	MXN	(10,700,000)	USD	543,394	6/12/20	97,257	—
TD	AUD	(2,402,134)	USD	1,476,159	4/1/20	—	(1,400)
TD	AUD	(1,975,000)	USD	1,304,744	6/12/20	89,676	—
TD	CAD	(2,855,000)	USD	2,133,773	6/12/20	103,658	—
TD	EUR	2,320,000	USD	(2,604,292)	6/12/20	—	(38,317)
TD	NZD	(3,130,000)	USD	1,968,425	6/12/20	101,807	—
Total Foreign Currency Exchange Contracts						$392,404	$(61,616)

Futures Contracts
						Variation
						Margin
		Notional		Value/	Value/	Due from
	Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(65) Euro-BOBL	$(9,693,002)	$(9,748,202)	6/8/20	$55,200	$—	$21,438
5 JPN 10 yr Bond	7,094,629	7,165,791	6/15/20	—	(71,162)	(1,817)
27 US Treasury 2 yr
Notes	5,950,336	5,896,890	6/30/20	53,446	—	(844)
Total Futures
Contracts		$3,314,479		$108,646	$(71,162)	$18,777

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Schedules of investments
Delaware International Opportunities Bond Fund

Summary of abbreviations:
AUD – Australian Dollar
BNYM – The Bank of New York Mellon
BOBL – Bundesobligationen
CAD – Canadian Dollar
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
MXN – Mexican Peso
NZD – New Zealand Dollar
OAT – Obligations Assimilables du Tresor
PLN – Polish Zloty
SEK – Swedish Krona
TD – TD Bank
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Investment Grade Fund	March 31, 2020 (Unaudited

	Principal amount°	Value (US $)
Convertible Bond – 0.35%
Cheniere Energy 144A 4.875% exercise price $93.64,
expiration date 5/28/21 #❆	1,020,000	$989,414
Total Convertible Bond (cost $1,028,925)		989,414

Corporate Bonds – 96.46%
Banking – 24.09%
Banco Bilbao Vizcaya Argentaria 6.50% µψ	1,600,000	1,241,112
Bank of America
2.114% (LIBOR03M + 0.32%) 7/26/21 ●	695,000	680,405
2.496% 2/13/31 µ	580,000	558,634
2.625% 10/19/20	825,000	826,363
4.083% 3/20/51 µ	785,000	893,528
5.125% µψ	1,215,000	1,155,094
Barclays 5.20% 5/12/26	2,748,000	2,828,940
BBVA USA
2.875% 6/29/22	1,095,000	1,068,751
3.875% 4/10/25	1,290,000	1,223,444
BNP Paribas 144A 4.50% #µψ	1,510,000	1,163,644
Citigroup
4.044% 6/1/24 µ	1,535,000	1,623,623
4.412% 3/31/31 µ	1,480,000	1,631,734
4.70% µψ	1,585,000	1,373,997
Citizens Financial Group 2.85% 7/27/26	3,215,000	3,142,929
Credit Agricole 144A 3.25% 1/14/30 #	1,790,000	1,706,477
Credit Suisse Group
144A 2.593% 9/11/25 #µ	3,475,000	3,307,401
144A 5.10% #µψ	1,010,000	781,488
144A 6.375% #µψ	1,195,000	1,049,849
Deutsche Bank 6.00% µψ	400,000	268,800
Fifth Third Bancorp 2.375% 1/28/25	825,000	805,136
Fifth Third Bank 3.85% 3/15/26	2,325,000	2,455,287
Goldman Sachs Group
2.60% 2/7/30	2,115,000	1,994,844
3.50% 4/1/25	405,000	411,425
4.95% µψ	1,510,000	1,344,949
JPMorgan Chase & Co.
4.023% 12/5/24 µ	2,535,000	2,689,922
5.00% µψ	1,855,000	1,740,352
KeyBank 3.40% 5/20/26	3,420,000	3,571,260
Lloyds Banking Group 2.438% 2/5/26 µ	940,000	889,577
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 ●	1,135,000	1,088,886

Schedules of investments
Delaware Investment Grade Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.622% 4/1/31 µ	700,000	$730,045
5.00% 11/24/25	1,715,000	1,899,038
PNC Bank 4.05% 7/26/28	1,010,000	1,098,676
PNC Financial Services Group 2.60% 7/23/26	1,570,000	1,589,291
Regions Financial 3.80% 8/14/23	1,095,000	1,110,625
Royal Bank of Scotland Group
3.754% 11/1/29 µ	705,000	652,847
8.625% µψ	1,180,000	1,156,784
Santander UK 144A 5.00% 11/7/23 #	345,000	348,171
State Street 144A 2.901% 3/30/26 #µ	430,000	440,544
Truist Bank
2.25% 3/11/30	1,080,000	991,553
2.636% 9/17/29 µ	4,010,000	3,846,151
UBS 7.625% 8/17/22	1,125,000	1,159,301
UBS Group
144A 3.126% 8/13/30 #µ	890,000	870,075
6.875% µψ	1,335,000	1,308,300
US Bancorp 3.00% 7/30/29	4,385,000	4,384,040
Wells Fargo & Co. 4.478% 4/4/31 µ	945,000	1,072,900
Wells Fargo Bank 2.60% 1/15/21	1,380,000	1,386,720
		67,562,912
Basic Industry – 3.39%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	3,090,000	3,037,764
Chevron Phillips Chemical 144A 5.125% 4/1/25 #	445,000	458,663
Methanex 5.25% 12/15/29	1,070,000	806,213
Newmont
2.25% 10/1/30	570,000	528,558
2.80% 10/1/29	2,750,000	2,636,454
Steel Dynamics 2.80% 12/15/24	510,000	476,100
Teck Resources 6.25% 7/15/41	1,815,000	1,576,337
		9,520,089
Brokerage – 0.35%
Jefferies Group
4.15% 1/23/30	580,000	556,605
6.50% 1/20/43	515,000	428,870
		985,475
Capital Goods – 5.02%
Carrier Global
144A 2.242% 2/15/25 #	540,000	529,161
144A 2.493% 2/15/27 #	625,000	599,467
144A 2.722% 2/15/30 #	555,000	513,920

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
General Dynamics
3.25% 4/1/25	135,000	$142,317
4.25% 4/1/40	1,120,000	1,338,681
4.25% 4/1/50	645,000	803,134
L3Harris Technologies 144A 3.85% 6/15/23 #	550,000	572,932
Otis Worldwide
144A 2.056% 4/5/25 #	700,000	686,692
144A 2.565% 2/15/30 #	1,175,000	1,145,422
144A 3.112% 2/15/40 #	720,000	689,993
144A 3.362% 2/15/50 #	430,000	424,019
Roper Technologies 2.35% 9/15/24	2,575,000	2,508,195
United Technologies 3.65% 8/16/23	283,000	298,108
Waste Connections
2.60% 2/1/30	1,345,000	1,261,895
3.05% 4/1/50	1,090,000	985,845
Waste Management 2.95% 6/15/24	1,535,000	1,563,811
		14,063,592
Communications – 14.78%
AMC Networks 4.75% 8/1/25	875,000	856,411
American Tower 3.375% 5/15/24	2,435,000	2,450,791
AT&T
4.35% 3/1/29	1,690,000	1,821,092
4.50% 3/9/48	1,520,000	1,657,628
4.90% 8/15/37	795,000	895,392
Charter Communications Operating 4.908% 7/23/25	1,295,000	1,397,587
Comcast
3.20% 7/15/36	2,280,000	2,415,989
3.75% 4/1/40	305,000	337,797
Crown Castle International 5.25% 1/15/23	1,635,000	1,736,272
CSC Holdings 144A 5.375% 2/1/28 #	422,000	433,380
Deutsche Telekom 144A 3.625% 1/21/50 #	1,345,000	1,344,678
Discovery Communications
4.125% 5/15/29	1,750,000	1,699,886
5.00% 9/20/37	1,390,000	1,381,137
5.20% 9/20/47	30,000	30,796
Fox 144A 4.03% 1/25/24 #	2,260,000	2,352,502
Interpublic Group of Cos 4.75% 3/30/30	1,165,000	1,160,277
Telefonica Emisiones 5.52% 3/1/49	2,080,000	2,450,176
Time Warner Cable 7.30% 7/1/38	1,825,000	2,247,867
Time Warner Entertainment 8.375% 3/15/23	1,650,000	1,813,683
T-Mobile USA Escrow =†	275,000	0

Schedules of investments
Delaware Investment Grade Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
3.15% 3/22/30	370,000	$398,727
4.00% 3/22/50	255,000	304,026
4.50% 8/10/33	4,290,000	5,174,880
ViacomCBS
4.375% 3/15/43	2,815,000	2,509,608
4.95% 1/15/31	605,000	600,115
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	823,000	827,568
Vodafone Group
4.25% 9/17/50	695,000	716,940
4.875% 6/19/49	2,185,000	2,443,411
		41,458,616
Consumer Cyclical – 2.63%
Dollar Tree 4.00% 5/15/25	1,450,000	1,487,940
Ford Motor Credit 3.087% 1/9/23	1,050,000	950,250
General Motors 6.25% 10/2/43	734,000	585,131
General Motors Financial 5.25% 3/1/26	705,000	623,492
Home Depot
2.70% 4/15/30	585,000	596,961
3.35% 4/15/50	510,000	556,150
Lowe’s 5.125% 4/15/50	660,000	798,272
Mastercard
3.30% 3/26/27	370,000	402,679
3.85% 3/26/50	185,000	226,872
TJX
3.875% 4/15/30	715,000	741,350
4.50% 4/15/50	385,000	414,366
		7,383,463
Consumer Non-Cyclical – 9.01%
AbbVie
144A 2.60% 11/21/24 #	945,000	961,991
144A 2.95% 11/21/26 #	2,070,000	2,113,990
144A 4.05% 11/21/39 #	1,180,000	1,243,313
Amgen 3.15% 2/21/40	605,000	602,929
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	1,900,000	2,000,013
4.15% 1/23/25	2,615,000	2,825,609
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	3,910,000	4,152,042
Cigna
2.40% 3/15/30	555,000	528,447
3.20% 3/15/40	530,000	490,668

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
3.25% 8/15/29	725,000	$710,374
3.75% 4/1/30	585,000	606,527
4.78% 3/25/38	1,875,000	2,066,719
DH Europe Finance II
3.25% 11/15/39	982,000	962,434
3.40% 11/15/49	43,000	42,478
General Mills 2.875% 4/15/30	765,000	763,470
Gilead Sciences 4.15% 3/1/47	2,195,000	2,696,832
Perrigo Finance Unlimited 4.375% 3/15/26	1,600,000	1,656,859
Zimmer Biomet Holdings 3.55% 3/20/30	855,000	856,367
		25,281,062
Electric – 12.03%
AEP Texas 3.45% 1/15/50	640,000	578,593
AES 4.50% 3/15/23	685,000	675,585
Berkshire Hathaway Energy 144A 4.25% 10/15/50 #	550,000	630,197
CenterPoint Energy 2.95% 3/1/30	1,735,000	1,651,894
Consumers Energy 3.50% 8/1/51	650,000	701,242
Dominion Energy 4.65% µψ	1,960,000	1,762,638
Duke Energy 4.875% µψ	1,495,000	1,256,839
Duke Energy Indiana 2.75% 4/1/50	910,000	840,327
Edison International
3.125% 11/15/22	985,000	969,239
4.95% 4/15/25	650,000	648,499
Emera 6.75% 6/15/76 µ	1,390,000	1,288,176
Entergy Arkansas 4.20% 4/1/49	1,940,000	2,212,410
Entergy Louisiana 2.90% 3/15/51	815,000	721,563
Entergy Mississippi 3.85% 6/1/49	280,000	286,814
Entergy Texas 3.55% 9/30/49	665,000	683,659
Exelon 4.05% 4/15/30	950,000	942,784
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,445,000	1,450,024
Idaho Power 4.20% 3/1/48	595,000	693,169
Interstate Power & Light 4.10% 9/26/28	1,145,000	1,285,295
Louisville Gas & Electric 4.25% 4/1/49	1,985,000	2,268,039
National Rural Utilities Cooperative Finance 5.25%
4/20/46 µ	620,000	591,645
Nevada Power 3.125% 8/1/50	1,220,000	1,136,707
NRG Energy
144A 3.75% 6/15/24 #	650,000	645,273
144A 4.45% 6/15/29 #	1,040,000	1,059,650
San Diego Gas & Electric 3.32% 4/15/50	595,000	594,209

Schedules of investments
Delaware Investment Grade Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.65% 2/1/50	1,035,000	$1,010,086
4.875% 3/1/49	1,160,000	1,345,862
Southwestern Electric Power 4.10% 9/15/28	1,780,000	1,913,226
Vistra Operations
144A 3.55% 7/15/24 #	1,660,000	1,565,463
144A 3.70% 1/30/27 #	695,000	621,143
144A 4.30% 7/15/29 #	290,000	258,438
Xcel Energy
2.60% 12/1/29	410,000	389,698
3.40% 6/1/30	470,000	477,379
3.50% 12/1/49	645,000	575,905
		33,731,670
Energy – 7.58%
BP Capital Markets America 3.796% 9/21/25	1,450,000	1,492,807
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,545,000	1,359,613
Continental Resources 5.00% 9/15/22	1,629,000	1,011,396
Energy Transfer Operating
6.25% 4/15/49	1,565,000	1,329,288
7.125% µψ	1,630,000	983,020
Husky Energy 4.40% 4/15/29	1,133,000	805,290
Magellan Midstream Partners 5.00% 3/1/26	2,395,000	2,372,883
Marathon Oil 4.40% 7/15/27	1,475,000	986,737
MPLX
4.125% 3/1/27	3,340,000	2,854,896
5.50% 2/15/49	745,000	631,454
Noble Energy 4.20% 10/15/49	1,565,000	852,506
NuStar Logistics 5.625% 4/28/27	859,000	665,167
Occidental Petroleum 2.90% 8/15/24	1,125,000	614,257
ONEOK 7.50% 9/1/23	1,640,000	1,635,118
Sabine Pass Liquefaction 5.75% 5/15/24	1,815,000	1,706,504
Targa Resources Partners 5.875% 4/15/26	854,000	715,756
Transcanada Trust 5.50% 9/15/79 µ	1,610,000	1,234,459
		21,251,151
Finance Companies – 2.19%
AerCap Ireland Capital 3.65% 7/21/27	500,000	388,324
Air Lease 3.00% 2/1/30	1,545,000	1,123,801
Aviation Capital Group 144A 3.50% 11/1/27 #	2,700,000	2,064,736
Avolon Holdings Funding
144A 3.25% 2/15/27 #	435,000	342,917

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Avolon Holdings Funding
144A 3.95% 7/1/24 #	1,075,000	$901,390
144A 5.25% 5/15/24 #	1,555,000	1,327,851
		6,149,019
Insurance – 3.07%
Berkshire Hathaway Finance 1.85% 3/12/30	2,350,000	2,293,493
Brighthouse Financial 4.70% 6/22/47	2,765,000	2,229,442
Centene
144A 3.375% 2/15/30 #	915,000	854,381
144A 4.625% 12/15/29 #	640,000	646,752
Reinsurance Group of America 3.90% 5/15/29	2,635,000	2,578,574
		8,602,642
Real Estate Investment Trusts – 1.62%
Alexandria Real Estate Equities 4.90% 12/15/30	265,000	289,079
CubeSmart 3.00% 2/15/30	2,790,000	2,607,202
UDR 3.00% 8/15/31	1,730,000	1,659,185
		4,555,466
Technology – 9.32%
Amphenol 2.05% 3/1/25	3,205,000	3,041,410
Citrix Systems 3.30% 3/1/30	1,335,000	1,249,653
Fiserv 3.20% 7/1/26	1,825,000	1,882,568
Global Payments 2.65% 2/15/25	3,005,000	2,984,693
International Business Machines 3.00% 5/15/24	2,905,000	3,043,472
KLA 3.30% 3/1/50	2,980,000	2,879,881
Microchip Technology
3.922% 6/1/21	435,000	424,157
4.333% 6/1/23	3,110,000	3,104,341
NVIDIA 2.85% 4/1/30	1,039,000	1,081,253
NXP
144A 4.125% 6/1/21 #	630,000	636,117
144A 4.30% 6/18/29 #	1,105,000	1,137,632
144A 4.875% 3/1/24 #	2,585,000	2,764,788
Oracle 2.95% 4/1/30	1,020,000	1,028,286
SS&C Technologies 144A 5.50% 9/30/27 #	836,000	866,828
		26,125,079
Transportation – 0.95%
Union Pacific
2.40% 2/5/30	1,100,000	1,077,508
3.25% 2/5/50	1,610,000	1,586,698
		2,664,206
Utilities – 0.43%
American Water Capital 3.45% 6/1/29	30,000	32,087

Schedules of investments
Delaware Investment Grade Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Essential Utilities 4.276% 5/1/49	1,075,000	$1,166,717
		1,198,804

Total Corporate Bonds (cost $288,378,355)		270,533,246

Loan Agreements – 0.27%
Zayo Group Holdings 3.989% (LIBOR01M + 3.00%)
3/9/27 ●	815,000	764,063
Total Loan Agreements (cost $812,976)		764,063

	Number of shares
Preferred Stock – 0.60%
Morgan Stanley 5.55% µ	1,905,000	1,675,962
Total Preferred Stock (cost $1,933,575)		1,675,962

Short-Term Investments – 2.27%
Money Market Mutual Funds – 2.27%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	1,272,810	1,272,810
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	1,272,809	1,272,809
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	1,272,809	1,272,809
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	1,272,809	1,272,809
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	1,272,809	1,272,809
Total Short-Term Investments (cost $6,364,046)		6,364,046

Total Value of Securities – 99.95%
(cost $298,517,877)		$280,326,731

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $50,518,140, which represents 18.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

❄	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
Ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at March 31, 2020:1

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
US Treasury 10
105	yr Notes	$14,562,188	$13,918,502	6/19/20	$643,686	$(14,766)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets. 1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Limited Duration Bond Fund	March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Security – 1.66%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K734 A1 3.139% 6/25/25 ◆	2,958,694	$3,183,217
Total Agency Commercial Mortgage-Backed Security (cost $3,017,865)		3,183,217

Agency Mortgage-Backed Securities – 17.40%
Fannie Mae S.F. 30 yr
4.50% 1/1/43	2,195,754	2,403,466
4.50% 2/1/44	1,691,455	1,874,300
4.50% 4/1/44	1,970,735	2,183,783
4.50% 11/1/44	2,115,677	2,335,854
4.50% 10/1/45	4,881,212	5,342,477
5.00% 5/1/48	3,361,495	3,639,201
5.50% 5/1/44	1,824,004	2,064,026
Freddie Mac S.F. 30 yr
4.00% 9/1/49	3,376,855	3,673,569
4.50% 7/1/45	413,252	452,754
4.50% 4/1/49	969,666	1,042,872
5.00% 7/1/45	4,828,588	5,355,344
5.00% 8/1/48	2,805,923	3,031,930
Total Agency Mortgage-Backed Securities (cost $33,169,628)		33,399,576

Corporate Bonds – 33.37%
Banking – 15.95%
Banco Santander 3.50% 4/11/22	1,200,000	1,187,869
Bank of America
3.458% 3/15/25 µ	1,500,000	1,549,328
5.625% 7/1/20	520,000	523,290
Citizens Financial Group 2.85% 7/27/26	920,000	899,376
DNB Boligkreditt 144A 2.50% 3/28/22 #	4,500,000	4,658,850
Goldman Sachs Group
3.50% 4/1/25	135,000	137,142
5.75% 1/24/22	4,000,000	4,247,386
Huntington National Bank
2.50% 8/7/22	285,000	286,068
3.125% 4/1/22	910,000	922,730
JPMorgan Chase & Co.
4.023% 12/5/24 µ	3,410,000	3,618,396
4.60%µψ	335,000	293,611
KeyBank
2.40% 6/9/22	250,000	250,984
3.18% 5/22/22	655,000	657,480

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.75% 5/19/22	120,000	$121,372
2.954% (LIBOR03M + 1.22%) 5/8/24 ●	1,290,000	1,237,588
3.622% 4/1/31 µ	230,000	239,872
3.737% 4/24/24 µ	350,000	360,886
PNC Bank
1.206% (LIBOR03M + 0.31%) 6/10/21 ●	3,120,000	3,067,879
2.70% 11/1/22	455,000	461,350
Regions Financial
2.75% 8/14/22	300,000	297,017
3.80% 8/14/23	235,000	238,353
Truist Bank 2.636% 9/17/29 µ	1,015,000	973,527
Truist Financial 2.70% 1/27/22	1,650,000	1,660,271
UBS Group
144A 2.65% 2/1/22 #	580,000	579,595
144A 3.00% 4/15/21 #	1,605,000	1,608,587
US Bank
2.05% 10/23/20	265,000	264,807
3.40% 7/24/23	250,000	263,453
		30,607,067
Basic Industry – 1.36%
Georgia-Pacific 144A 5.40% 11/1/20 #	2,587,000	2,611,979
		2,611,979
Capital Goods – 1.47%
Carrier Global 144A 2.242% 2/15/25 #	170,000	166,588
L3Harris Technologies 144A 3.85% 6/15/23 #	225,000	234,381
Otis Worldwide 144A 2.056% 4/5/25 #	425,000	416,920
Roper Technologies 2.35% 9/15/24	2,050,000	1,996,815
		2,814,704
Communications – 2.58%
AT&T 1.964% (LIBOR03M + 1.18%) 6/12/24 ●	1,365,000	1,268,501
Crown Castle International 5.25% 1/15/23	435,000	461,944
Fox 144A 4.03% 1/25/24 #	2,985,000	3,107,176
T-Mobile USA Escrow=†	50,000	0
Verizon Communications 3.15% 3/22/30	115,000	123,929
		4,961,550
Consumer Cyclical – 1.23%
Ford Motor Credit
3.087% 1/9/23	335,000	303,175
3.336% 3/18/21	525,000	504,000

Schedules of investments
Delaware Limited Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
3.45% 4/10/22	960,000	$887,333
4.15% 6/19/23	575,000	523,667
Mastercard 3.30% 3/26/27	125,000	136,040
		2,354,215
Consumer Non-Cyclical – 2.37%
AbbVie 144A 2.60% 11/21/24 #	710,000	722,766
Amgen 2.20% 2/21/27	560,000	559,783
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,435,000	2,631,112
CVS Health 3.35% 3/9/21	635,000	639,589
		4,553,250
Electric – 3.45%
Cleveland Electric Illuminating 5.50% 8/15/24	1,150,000	1,341,652
Duke Energy 4.875%µψ	460,000	386,720
Entergy 4.00% 7/15/22	845,000	868,055
Entergy Louisiana 4.05% 9/1/23	905,000	926,295
ITC Holdings 2.70% 11/15/22	1,755,000	1,745,037
NRG Energy 144A 3.75% 6/15/24 #	690,000	684,982
Vistra Operations 144A 3.55% 7/15/24 #	705,000	664,850
		6,617,591
Energy – 1.79%
Continental Resources 3.80% 6/1/24	505,000	255,663
Marathon Oil 2.80% 11/1/22	545,000	417,685
ONEOK 7.50% 9/1/23	1,330,000	1,326,041
Sabine Pass Liquefaction 5.75% 5/15/24	585,000	550,030
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	881,799
		3,431,218
Finance Companies – 2.10%
Aviation Capital Group 144A 2.875% 1/20/22 #	485,000	438,680
Avolon Holdings Funding 144A 3.95% 7/1/24 #	3,285,000	2,754,481
International Lease Finance 8.625% 1/15/22	870,000	844,457
		4,037,618
Insurance – 0.24%
Equitable Holdings 3.90% 4/20/23	465,000	463,930
		463,930
Technology – 0.83%
Global Payments 2.65% 2/15/25	430,000	427,094
International Business Machines 3.00% 5/15/24	390,000	408,590

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microchip Technology
3.922% 6/1/21	145,000	$141,386
4.333% 6/1/23	615,000	613,881
		1,590,951
Total Corporate Bonds (cost $66,369,060)		64,044,073

Non-Agency Asset-Backed Securities – 25.49%
American Express Credit Account Master Trust
Series 2019-4 A 0.945% (LIBOR01M + 0.24%)
4/15/24 ●	2,000,000	1,977,642
Americredit Automobile Receivables Trust
Series 2019-1 B 3.13% 2/18/25	1,200,000	1,202,314
ARI Fleet Lease Trust
Series 2019-A A2B 144A 1.185% (LIBOR01M + 0.48%)
11/15/27 #●	4,890,000	4,786,681
BMW Vehicle Lease Trust
Series 2018-1 A3 3.26% 7/20/21	900,000	900,890
CarMax Auto Owner Trust
Series 2018-2 B 3.37% 10/16/23	1,850,000	1,873,695
Series 2019-2 A3 2.68% 3/15/24	2,000,000	2,021,469
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23	6,030,000	6,074,020
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 1.125% (LIBOR01M + 0.42%)
5/15/22 ●	2,000,000	1,994,020
GM Financial Automobile Leasing Trust
Series 2018-2 B 3.31% 4/20/22	1,400,000	1,402,968
Series 2018-3 A3 3.18% 6/21/21	2,500,043	2,503,755
Hertz Vehicle Financing II
Series 2017-1A A 144A 2.96% 10/25/21 #	1,500,000	1,475,718
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	1,000,000	997,549
John Deere Owner Trust
Series 2019-A A3 2.91% 7/17/23	8,000,000	8,142,292
Kubota Credit Owner Trust
Series 2018-1A A3 144A 3.10% 8/15/22 #	3,600,000	3,608,918
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	2,000,000	1,997,996
Nissan Auto Receivables Owner Trust
Series 2019-B A3 2.50% 11/15/23	3,000,000	3,042,826
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	3,766,561	3,783,545

Schedules of investments
Delaware Limited Duration Bond Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #	1,135,538	$1,131,650
Total Non-Agency Asset-Backed Securities
(cost $48,784,474)		48,917,948

US Treasury Obligations – 12.37%
US Treasury Bond
2.00% 2/15/50	30,000	34,860
US Treasury Notes
0.50% 3/31/25	5,100,000	5,132,772
1.125% 2/28/25	4,050,000	4,201,875
1.375% 1/31/25	3,965,000	4,154,886
1.50% 2/15/30	1,870,000	2,016,203
1.625% 12/31/21	2,770,000	2,838,006
1.75% 12/31/24	2,805,000	2,987,435
1.75% 11/15/29	2,160,000	2,374,819
Total US Treasury Obligations (cost $23,269,340)		23,740,856

	Number of shares
Short-Term Investments – 8.43%
Money Market Mutual Funds – 0.63%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	240,257	240,257
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	240,257	240,257
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	240,257	240,257
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	240,257	240,257
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	240,257	240,257
		1,201,285

	Principal amount°
US Treasury Obligation – 7.80%≠
US Treasury Bill 1.50% 7/15/20	14,910,000	14,968,534
		14,968,534
Total Short-Term Investments (cost $16,111,318)		16,169,819

Total Value of Securities – 98.72%
(cost $190,721,685)		$189,455,489

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $34,318,146, which represents 17.88% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – single family
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Strategic Income II Fund	March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 7.30%
Fannie Mae Connecticut Avenue Securities
Series 2018-C03 1M2 3.097% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 ●	1,350,000	$1,121,992
Series 2018-C05 1M2 3.297% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 ●	1,350,000	1,133,734
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 3.247% (LIBOR01M + 2.30%)
9/25/30 ●	1,340,668	1,129,110
Freddie Mac Structured Agency Credit Risk REMIC
Series 2020-HQA2 M2 144A 3.911% (LIBOR01M +
3.10%) 3/25/50 #●	2,500,000	1,608,709
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.997% (LIBOR01M +
2.05%) 11/25/49 #●	1,500,000	1,108,151
Series 2020-DNA2 M2 144A 2.797% (LIBOR01M +
1.85%, Floor 1.85%) 2/25/50 #●	2,000,000	1,270,403
Total Agency Collateralized Mortgage Obligations (cost $10,072,038)		7,372,099

Agency Mortgage-Backed Securities – 3.56%
Fannie Mae S.F. 30 yr
4.00% 12/1/48	1,151,103	1,227,318
4.50% 6/1/48	1,356,172	1,462,108
4.50% 1/1/49	400,549	430,501
Freddie Mac S.F. 30 yr
5.00% 10/1/48	439,891	475,445
Total Agency Mortgage-Backed Securities (cost $3,451,347)		3,595,372

Convertible Bonds – 1.47%
Boingo Wireless 1.00% exercise price $42.32, expiration
date 10/1/23	1,079,000	964,092
Cheniere Energy 4.25% exercise price $138.38, expiration
date 3/15/45	1,046,000	517,929
Total Convertible Bonds (cost $1,729,947)		1,482,021

Corporate Bonds – 46.80%
Banking – 6.77%
Bank of America
2.496% 2/13/31 µ	205,000	197,448
2.884% 10/22/30 µ	170,000	170,113
5.125%µψ	510,000	484,854
BBVA Bancomer 144A 6.75% 9/30/22 #	667,000	665,559
Credit Suisse Group 144A 6.25%#µψ	1,050,000	975,038
JPMorgan Chase & Co. 5.00%µψ	465,000	436,261

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Popular 6.125% 9/14/23	1,301,000	$1,214,802
Royal Bank of Scotland Group 8.625%µψ	1,150,000	1,127,374
Turkiye Garanti Bankasi 144A 5.875% 3/16/23 #	605,000	563,657
UBS Group 6.875%µψ	565,000	553,700
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	600,000	448,047
		6,836,853
Basic Industry – 8.04%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,130,000	1,110,897
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	588,000	548,130
CSN Islands XI 144A 6.75% 1/28/28 #	655,000	422,468
Equate Petrochemical 144A 3.00% 3/3/22 #	564,000	543,976
Freeport-McMoRan 5.45% 3/15/43	1,526,000	1,377,673
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	568,000	539,912
GUSAP III 144A 4.25% 1/21/30 #	1,180,000	1,045,787
Hudbay Minerals 144A 7.625% 1/15/25 #	393,000	344,368
Methanex 5.25% 12/15/29	665,000	501,058
Newmont 2.25% 10/1/30	125,000	115,912
Novolipetsk Steel Via Steel Funding DAC 144A
4.00% 9/21/24 #	564,000	561,386
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	573,000	478,180
Teck Resources 6.25% 7/15/41	610,000	529,788
		8,119,535
Brokerage – 0.85%
Jefferies Group 6.50% 1/20/43	1,035,000	861,904
		861,904
Capital Goods – 1.21%
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	565,000	524,741
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	699,000	534,756
TransDigm 144A 6.25% 3/15/26 #	165,000	165,103
		1,224,600
Communications – 5.27%
Altice Financing 144A 5.00% 1/15/28 #	635,000	566,737
AMC Networks 4.75% 8/1/25	33,000	32,299
AT&T 4.35% 3/1/29	580,000	624,990
Cablevision Systems 5.875% 9/15/22	50,000	50,767
Charter Communications Operating
4.80% 3/1/50	90,000	94,224
5.125% 7/1/49	230,000	245,788
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	95,000	82,294
Comcast 3.20% 7/15/36	85,000	90,070
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	340,000	336,787

Schedules of investments
Delaware Strategic Income II Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Radiate Holdco 144A 6.625% 2/15/25 #	621,000	$533,281
Sirius XM Radio 144A 4.625% 7/15/24 #	147,000	150,114
Sprint 7.875% 9/15/23	570,000	631,922
Time Warner Cable 7.30% 7/1/38	480,000	591,220
Time Warner Entertainment 8.375% 3/15/23	225,000	247,320
Verizon Communications 4.50% 8/10/33	865,000	1,043,420
		5,321,233
Consumer Cyclical – 2.69%
Future Retail 144A 5.60% 1/22/25 #	630,000	317,549
M/I Homes 5.625% 8/1/25	644,000	582,012
Prime Security Services Borrower 144A 5.75% 4/15/26 #	991,000	976,751
Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	531,719
Scientific Games International 144A 8.25% 3/15/26 #	480,000	309,951
		2,717,982
Consumer Non-Cyclical – 1.89%
Aramark Services 144A 5.00% 2/1/28 #	105,000	98,298
Bausch Health 144A 5.50% 11/1/25 #	120,000	121,987
CVS Health 4.30% 3/25/28	140,000	148,975
MHP 144A 6.95% 4/3/26 #	566,000	459,240
Rede D’or Finance 144A 4.50% 1/22/30 #	765,000	667,654
Tenet Healthcare 6.875% 11/15/31	270,000	229,106
Zimmer Biomet Holdings 3.05% 1/15/26	180,000	177,129
		1,902,389
Energy – 6.62%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	815,000	717,207
Energy Transfer Operating 7.125%µψ	545,000	328,679
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	620,000	574,120
KazMunayGas National JSC 144A 6.375% 10/24/48 #	1,134,000	1,127,763
KazTransGas JSC 144A 4.375% 9/26/27 #	570,000	511,837
Marathon Oil
2.80% 11/1/22	285,000	218,423
4.40% 7/15/27	695,000	464,937
MPLX
4.00% 3/15/28	200,000	178,158
5.50% 2/15/49	295,000	250,039
Noble Energy 4.20% 10/15/49	550,000	299,603
Petrobras Global Finance 144A 5.093% 1/15/30 #	558,000	511,267
Petroleos Mexicanos 144A 6.84% 1/23/30 #	563,000	410,298
Saudi Arabian Oil 144A 4.25% 4/16/39 #	565,000	562,533
Southwestern Energy 7.75% 10/1/27	800,000	532,060
		6,686,924

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies – 0.88%
Avolon Holdings Funding 144A 4.375% 5/1/26 #	950,000	$763,312
International Lease Finance 8.625% 1/15/22	125,000	121,330
		884,642
Insurance – 2.37%
AssuredPartners 144A 7.00% 8/15/25 #	674,000	611,635
Brighthouse Financial
3.70% 6/22/27	335,000	291,401
4.70% 6/22/47	595,000	479,753
HUB International 144A 7.00% 5/1/26 #	389,000	388,057
USI 144A 6.875% 5/1/25 #	665,000	623,418
		2,394,264
Technology – 2.33%
CDK Global 5.875% 6/15/26	60,000	63,723
CommScope Technologies 144A 5.00% 3/15/27 #	1,270,000	1,111,345
Micron Technology 4.663% 2/15/30	960,000	1,007,438
NXP 144A 4.30% 6/18/29 #	160,000	164,725
		2,347,231
Transportation – 1.13%
Aerovias de Mexico 144A 7.00% 2/5/25 #	625,000	192,187
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	645,000	403,257
Rutas 2 and 7 Finance 144A 2.932% 9/30/36 #^	705,000	416,165
Union Pacific 3.25% 2/5/50	130,000	128,118
		1,139,727
Utilities – 6.75%
Aegea Finance 144A 5.75% 10/10/24 #	600,000	557,253
Calpine 144A 5.25% 6/1/26 #	1,288,000	1,232,574
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	513,000	491,836
Duke Energy 4.875%µψ	650,000	546,452
Israel Electric 144A 5.00% 11/12/24 #	570,000	598,503
NRG Energy 144A 4.45% 6/15/29 #	950,000	967,950
Southern California Edison
3.65% 2/1/50	140,000	136,630
4.00% 4/1/47	100,000	104,605
4.20% 3/1/29	185,000	197,084
4.875% 3/1/49	550,000	638,124
Vistra Operations
144A 3.55% 7/15/24 #	1,240,000	1,169,382
144A 5.50% 9/1/26 #	165,000	171,100
		6,811,493
Total Corporate Bonds (cost $53,912,835)		47,248,777

Schedules of investments
Delaware Strategic Income II Fund

	Principal amount°	Value (US $)
Loan Agreements – 5.05%
Acrisure Tranche B 5.207% (LIBOR03M + 3.50%) 2/15/27 ●	339,139	$288,268
Applied Systems 2nd Lien 8.45% (LIBOR03M + 7.00%)
9/19/25 ●	325,000	300,625
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 ●	338,218	301,859
AthenaHealth Tranche B 1st Lien 5.284% (LIBOR03M +
4.50%) 2/11/26 ●	338,291	317,994
Blackstone CQP Holdco 4.616% (LIBOR03M + 3.50%)
9/30/24 ●	148,517	121,041
Blue Ribbon 1st Lien 5.623% (LIBOR03M + 4.00%)
11/15/21 ●	150,000	118,750
Buckeye Partners 4.265% (LIBOR01M + 2.75%) 11/1/26 ●	222,650	207,065
BWay Holding 5.084% (LIBOR03M + 3.25%) 4/3/24 ●	208,926	173,408
Calpine 0.00% 1/15/24 X	28,882	27,896
Connect US Finco 5.49% (LIBOR01M + 4.50%)
12/12/26 ●	210,000	171,675
Cushman & Wakefield US Borrower 3.739% (LIBOR01M +
2.75%) 8/21/25 ●	269,318	242,386
Frontier Communications Tranche B-1 5.35% (LIBOR03M
+ 3.75%) 6/17/24 ●	789,261	748,482
Gentiva Health Services Tranche B 4.25% (LIBOR01M +
3.75%) 7/2/25 ●	269,318	254,506
Granite Generation 4.818% (LIBOR01M + 3.75%)
11/9/26 ●	169,714	146,802
Kronos 4.763% (LIBOR03M + 3.00%) 11/1/23 ●	379,591	351,596
Kronos 2nd Lien 10.013% (LIBOR03M + 8.25%) 11/1/24 ●	275,000	259,325
Panda Patriot Tranche B-1 0.00% 12/19/20 X	51,657	43,822
Sprint Communications 3.50% (LIBOR01M + 2.50%)
2/2/24 ●	26,637	26,537
Stars Group Holdings 4.95% (LIBOR03M + 3.50%)
7/10/25 ●	192,347	184,412
Summit Midstream Partners Holdings 7.00% (LIBOR01M +
6.00%) 5/13/22 ●	461,345	221,446
Terrier Media Buyer 0.00% 12/17/26 X	38,000	32,941
Ultimate Software Group 1st Lien 4.739% (LIBOR01M +
3.75%) 5/4/26 ●	314,356	297,066
Verscend Holding Tranche B 5.489% (LIBOR01M +
4.50%) 8/27/25 ●	273,611	259,931
Total Loan Agreements (cost $5,731,958)		5,097,833

Non-Agency Asset-Backed Security – 0.75%
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #●	844,391	759,843
Total Non-Agency Asset-Backed Security (cost $874,934)		759,843

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations – 12.19%
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 3.047% (LIBOR01M +
2.10%) 10/25/39 #●	1,500,000	$1,208,600
Series 2020-R01 1M2 144A 2.997% (LIBOR01M +
2.05%) 1/25/40 #●	1,500,000	892,500
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 A1 144A 3.50% 5/25/50 #●	1,471,163	1,486,509
JPMorgan Mortgage Trust
Series 2020-1 A4 144A 3.50% 6/25/50 #●	1,455,305	1,454,195
Series 2020-2 A3 144A 3.50% 7/25/50 #●	1,986,108	2,004,019
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.929% 4/25/44 #●	1,404,617	1,326,050
Series 2017-5 B2 144A 3.842% 8/25/47 #●	1,405,444	1,311,284
Series 2017-6 B2 144A 3.754% 9/25/47 #●	1,406,286	1,307,762
Series 2017-7 B2 144A 3.758% 10/25/47 #●	1,411,738	1,309,943
Total Non-Agency Collateralized Mortgage Obligations (cost $13,868,659)		12,300,862

Non-Agency Commercial Mortgage-Backed Securities – 14.23%
BANK
Series 2017-BNK8 C 4.072% 11/15/50 ●	1,350,000	1,036,892
Series 2019-BN20 A3 3.011% 9/15/62	1,350,000	1,406,165
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	1,350,000	1,385,176
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,250,000	1,281,195
DB-JPM Mortgage Trust
Series 2016-C1 B 4.195% 5/10/49 ●	1,000,000	964,531
Series 2016-C3 A5 2.89% 8/10/49	1,000,000	1,035,550
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,350,000	1,413,799
Series 2017-GS6 A3 3.433% 5/10/50	1,360,000	1,383,010
Series 2018-GS9 A4 3.992% 3/10/51 ●	1,535,000	1,646,268
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	1,350,000	1,433,276
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	1,350,000	1,383,445
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,261,881)		14,369,307

Schedules of investments
Delaware Strategic Income II Fund

		Principal amount°	Value (US $)
Sovereign Bonds – 4.93%Δ
Brazil – 0.50%
Brazilian Government International Bond 4.75% 1/14/50		550,000	$507,953
			507,953
Egypt – 0.50%
Egypt Government International Bond 144A
7.60% 3/1/29 #		564,000	506,878
			506,878
El Salvador – 0.50%
El Salvador Government International Bond 144A
7.65% 6/15/35 #		584,000	502,418
			502,418
Ghana – 0.42%
Ghana Government International Bond 144A
7.875% 3/26/27 #		562,000	418,873
			418,873
Ivory Coast – 0.50%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		574,000	503,372
			503,372
Mongolia – 0.58%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		647,000	582,279
			582,279
Peru – 0.57%
Peruvian Government International Bond 2.844% 6/20/30		536,000	570,595
			570,595
Russia – 0.28%
Russian Federal Bond 7.65% 4/10/30	RUB	20,696,000	282,337
			282,337
Senegal – 0.46%
Senegal Government International Bond 144A
6.75% 3/13/48 #		564,000	466,922
			466,922
Uzbekistan – 0.62%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		636,000	628,909
			628,909
Total Sovereign Bonds (cost $5,480,847)			4,970,536

	Number of shares	Value (US $)
Preferred Stock – 0.28%
Morgan Stanley 5.55% µ	325,000	$285,925
Total Preferred Stock (cost $330,242)		285,925

Short-Term Investments – 0.59%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	119,415	119,415
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	119,415	119,415
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	119,415	119,415
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	119,415	119,415
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	119,415	119,415
Total Short-Term Investments (cost $597,075)		597,075

Total Value of Securities – 97.15%
(cost $111,311,763)		$98,079,650

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $48,394,456, which represents 47.94% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments
Delaware Strategic Income II Fund

The following futures contracts were outstanding at March 31, 2020:1

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Depreciation	Brokers
(14) US Treasury 10 yr Notes	$(1,941,625)	$(1,904,641)	6/19/20	$(36,984)	$1,969

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 9 in “Notes to Financial statements.”

Summary of abbreviations:
DB – Deutsche Bank
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JSC – Joint-Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S.F. – single family
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Covered Call Strategy Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 102.93%✧
Communication Services – 1.04%
AT&T ∞	61,300	$1,786,895
		1,786,895
Consumer Discretionary – 7.90%
Home Depot ∞	43,800	8,177,898
Whirlpool ∞	62,300	5,345,340
		13,523,238
Consumer Staples – 13.12%
Constellation Brands Class A ∞	20,300	2,910,208
Costco Wholesale ∞	25,700	7,327,841
Kroger ∞	193,300	5,822,196
Mondelez International Class A ∞	127,900	6,405,232
		22,465,477
Energy – 3.95%
Chevron ∞	68,000	4,927,280
ConocoPhillips ∞	59,300	1,826,440
		6,753,720
Financials – 15.78%
Allstate ∞	39,300	3,604,989
American Express ∞	59,700	5,110,917
BlackRock ∞	13,600	5,983,592
Blackstone Group Class A ∞	107,400	4,894,218
JPMorgan Chase & Co. ∞	82,400	7,418,472
		27,012,188
Healthcare – 11.44%
Bristol-Myers Squibb ∞	68,700	3,829,338
Medtronic ∞	77,100	6,952,878
Merck & Co. ∞	74,000	5,693,560
Stryker ∞	18,700	3,113,363
		19,589,139
Industrials – 16.07%
Boeing ∞	32,200	4,802,308
Caterpillar ∞	30,900	3,585,636
Delta Air Lines ∞	103,200	2,944,296
Lockheed Martin ∞	14,700	4,982,565
Raytheon ∞	24,900	3,265,635
Union Pacific ∞	14,200	2,002,768
United Parcel Service Class B ∞	27,900	2,606,418
United Technologies ∞	35,100	3,310,983
		27,500,609
Information Technology – 31.37%
Apple ∞	40,200	10,222,458

Schedules of investments
Delaware Covered Call Strategy Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Information Technology (continued)
Broadcom ∞	27,900	$6,615,090
Corning ∞	185,800	3,816,332
International Business Machines ∞	32,500	3,605,225
Mastercard Class A ∞	37,800	9,130,968
Microsoft ∞	72,600	11,449,748
Oracle ∞	91,000	4,398,030
Texas Instruments ∞	44,700	4,466,871
		53,704,722
Materials – 2.26%
Dow ∞	49,400	1,444,455
Nucor ∞	67,100	2,416,942
		3,861,397
Total Common Stock (cost $178,872,962)		176,197,385

Short-Term Investments – 3.64%
Money Market Mutual Funds – 3.64%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	1,244,205	1,244,205
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	1,244,206	1,244,206
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	1,244,205	1,244,205
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	1,244,205	1,244,205
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	1,244,206	1,244,206
Total Short-Term Investments (cost $6,221,027)		6,221,027

Total Value of Securities Before Options Written – 106.57%
(cost $185,093,989)		182,418,412

	Number of contracts
Options Written – (7.05%)
Equity Call Options – (7.05%)
Allstate strike price $115, expiration date 7/17/20, notional
amount ($4,519,500)	(393)	(73,294)
American Express strike price $140, expiration date
7/17/20, notional amount ($8,358,000)	(597)	(22,388)
Apple strike price $300, expiration date 6/19/20, notional
amount ($12,060,000)	(402)	(173,865)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
AT&T strike price $39, expiration date 10/16/20, notional
amount ($2,390,700)	(613)	$(15,632)
BlackRock strike price $450, expiration date 9/18/20,
notional amount ($3,960,000)	(88)	(428,560)
BlackRock strike price $480, expiration date 10/16/20,
notional amount ($2,304,000)	(48)	(176,640)
Blackstone Group strike price $47, expiration date
1/15/21, notional amount ($3,468,600)	(738)	(523,980)
Blackstone Group strike price $52.50, expiration date
1/15/21, notional amount ($1,764,000)	(336)	(177,240)
Boeing strike price $200, expiration date 10/16/20,
notional amount ($2,480,000)	(124)	(200,880)
Boeing strike price $240, expiration date 10/16/20,
notional amount ($4,752,000)	(198)	(156,420)
Bristol-Myers Squibb strike price $65, expiration date
9/18/20, notional amount ($4,465,500)	(687)	(101,332)
Broadcom strike price $230, expiration date 9/18/20,
notional amount ($6,417,000)	(279)	(929,070)
Caterpillar strike price $115, expiration date 8/21/20,
notional amount ($3,553,500)	(309)	(381,615)
Chevron strike price $90, expiration date 9/18/20, notional
amount ($6,120,000)	(680)	(244,800)
ConocoPhillips strike price $36, expiration date 8/21/20,
notional amount ($993,600)	(276)	(71,898)
ConocoPhillips strike price $40, expiration date 6/19/20,
notional amount ($1,268,000)	(317)	(114,120)
Constellation Brands strike price $175, expiration date
7/17/20, notional amount ($3,552,500)	(203)	(96,425)
Corning strike price $22, expiration date 8/21/20, notional
amount ($3,214,200)	(1,461)	(458,754)
Corning strike price $25, expiration date 8/21/20, notional
amount ($992,500)	(397)	(59,947)
Costco Wholesale strike price $320, expiration date
7/17/20, notional amount ($8,224,000)	(257)	(226,802)
Delta Air Lines strike price $30, expiration date 9/18/20,
notional amount ($1,353,000)	(451)	(260,452)
Delta Air Lines strike price $35, expiration date 9/18/20,
notional amount ($2,033,500)	(581)	(225,138)
Dow strike price $35, expiration date 9/18/20, notional
amount ($1,729,000)	(494)	(96,330)
Home Depot strike price $230, expiration date 9/18/20,
notional amount ($1,794,000)	(78)	(44,265)
Home Depot strike price $245, expiration date 9/18/20,
notional amount ($8,820,000)	(360)	(144,900)

Schedules of investments
Delaware Covered Call Strategy Fund

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
International Business Machines strike price $115,
expiration date 9/18/20, notional amount ($3,737,500)	(325)	$(274,625)
JPMorgan Chase & Co. strike price $105, expiration date
9/18/20, notional amount ($8,652,000)	(824)	(401,700)
Kroger strike price $30, expiration date 6/19/20, notional
amount ($2,895,000)	(965)	(236,908)
Kroger strike price $31, expiration date 10/16/20, notional
amount ($3,000,800)	(968)	(353,320)
Lockheed Martin strike price $320, expiration date
9/18/20, notional amount ($4,704,000)	(147)	(695,310)
Mastercard strike price $250, expiration date 10/16/20,
notional amount ($9,450,000)	(378)	(1,058,400)
Medtronic strike price $90, expiration date 8/21/20,
notional amount ($6,939,000)	(771)	(726,668)
Merck & Co. strike price $87.50, expiration date 6/19/20,
notional amount ($6,475,000)	(740)	(64,380)
Microsoft strike price $175, expiration date 9/18/20,
notional amount ($7,122,500)	(407)	(339,845)
Microsoft strike price $180, expiration date 9/18/20,
notional amount ($5,742,000)	(319)	(214,528)
Mondelez International strike price $55, expiration date
9/18/20, notional amount ($1,848,000)	(336)	(76,776)
Mondelez International strike price $60, expiration date
6/19/20, notional amount ($5,658,000)	(943)	(170,683)
Nucor strike price $40, expiration date 10/16/20, notional
amount ($2,684,000)	(671)	(290,208)
Oracle strike price $55, expiration date 9/18/20, notional
amount ($5,005,000)	(910)	(176,085)
Raytheon strike price $140, expiration date 6/19/20,
notional amount ($3,486,000)	(249)	(220,988)
Stryker strike price $185, expiration date 1/15/21, notional
amount ($3,459,500)	(187)	(342,210)
Texas Instruments strike price $120, expiration date
9/18/20, notional amount ($5,364,000)	(447)	(151,980)
Union Pacific strike price $155, expiration date 6/19/20,
notional amount ($2,201,000)	(142)	(86,265)
United Parcel Service strike price $100, expiration date
7/17/20, notional amount ($2,790,000)	(279)	(163,215)
United Technologies strike price $155, expiration date
4/17/20, notional amount ($5,440,500)	(351)	(5,265)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool strike price $95, expiration date 9/18/20,
notional amount ($5,918,500)	(623)	$(615,211)

Total Options Written
(premium received $9,415,978)		(12,069,317)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
∞	All or portion of the security has been pledged as collateral with outstanding options written.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 90.60%
Communication Services – 5.27%
Activision Blizzard	6,357	$378,114
Alphabet Class A †	73	84,822
AT&T	16,523	481,645
Charter Communications Class A †	31	13,526
Cinemark Holdings	4,231	43,114
Comcast Class A	7,713	265,173
Electronic Arts †	920	92,156
Facebook Class A †	1,500	250,200
Live Nation Entertainment †	910	41,369
Match Group †	2,301	151,958
Netflix †	1,523	571,887
Pinterest Class A †	9,930	153,319
Roku †	2,327	203,566
Spotify Technology †	3,818	463,658
T-Mobile US †	4,309	361,525
Verizon Communications	1,785	95,908
ViacomCBS Class B	2,122	29,729
Walt Disney	2,908	280,913
		3,962,582
Consumer Discretionary – 12.10%
Alibaba Group Holding ADR †	1,195	232,404
Amazon.com †	700	1,364,804
Aramark	4,022	80,319
Autoliv	313	14,401
CarMax †	2,702	145,449
Carter’s	2,589	170,175
Chipotle Mexican Grill †	225	147,240
Choice Hotels International	3,355	205,494
Compass Group	14,145	220,381
Dollar Tree †	1,840	135,185
Expedia Group	2,471	139,043
General Motors	4,387	91,162
Genuine Parts	2,100	141,393
Home Depot	3,352	625,852
Las Vegas Sands	1,744	74,068
Lennar Class A	3,268	124,838
Lowe’s	3,890	334,735
Marriott International Class A	768	57,454
Marriott Vacations Worldwide	465	25,845
McDonald’s	5,493	908,267
NIKE Class B	10,045	831,123

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Norwegian Cruise Line Holdings †	2,077	$22,764
NVR †	125	321,139
Peloton Interactive Class A †	6,921	183,752
Planet Fitness Class A †	3,561	173,421
Ross Stores	3,879	337,357
Royal Caribbean Cruises	2,563	82,452
Steven Madden	9,457	219,686
Tesla †	216	113,184
TJX	22,210	1,061,860
Tractor Supply	1,887	159,546
Vail Resorts	660	97,489
Veoneer †	290	2,123
VF	1,529	82,688
Whirlpool	220	18,876
Wyndham Destinations	736	15,971
Wyndham Hotels & Resorts	4,715	148,570
		9,110,510
Consumer Staples – 6.19%
Altria Group	8,604	332,717
Archer-Daniels-Midland	2,094	73,667
Bunge	318	13,047
Coca-Cola	20,134	890,929
Colgate-Palmolive	10,441	692,865
Diageo	21,810	691,585
JM Smucker	442	49,062
Kellogg	1,128	67,669
Keurig Dr Pepper	4,975	120,743
Monster Beverage †	9,768	549,548
PepsiCo	6,015	722,401
Philip Morris International	3,464	252,733
Sysco	1,765	80,537
US Foods Holding †	7,062	125,068
		4,662,571
Energy – 0.47%
Apergy †	320	1,840
Canadian Natural Resources	5,880	79,674
Cimarex Energy	1,165	19,607
Concho Resources	1,620	69,417
Diamondback Energy	4,323	113,263
Halliburton	3,149	21,571
Marathon Petroleum	464	10,960

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of shares	Value (US $)
Common Stock (continued)
Energy (continued)
Tenaris ADR	3,001	$36,162
		352,494
Financials – 10.85%
Aflac	8,454	289,465
Alleghany	124	68,491
Allstate	1,563	143,374
American Express	9,330	798,741
Assurant	1,609	167,481
Athene Holding Class A †	3,806	94,465
Atlantic Union Bankshares	2,201	48,202
Bank of America	6,533	138,696
Bank OZK	3,210	53,607
Berkshire Hathaway Class B †	1,320	241,336
Blackstone Group Class A	3,860	175,900
Charles Schwab	9,629	323,727
Chubb (Switzerland)	7,000	781,830
Citigroup	2,091	88,073
CNO Financial Group	20,400	252,756
Credit Acceptance †	694	177,449
Equitable Holdings	3,519	50,849
FactSet Research Systems	207	53,961
Fidelity National Financial	4,432	110,268
First Citizens BancShares Class A	177	58,918
First Republic Bank	1,557	128,110
Hanover Insurance Group	553	50,091
IBERIABANK	2,240	80,998
Kemper	2,510	186,669
KeyCorp	11,254	116,704
Lincoln National	4,506	118,598
London Stock Exchange Group	842	75,322
M&T Bank	2,795	289,087
Markel †	439	407,344
Marsh & McLennan	6,007	519,365
MetLife	5,088	155,540
Moody’s	508	107,442
People’s United Financial	8,272	91,406
PNC Financial Services Group	3,346	320,279
Progressive	3,269	241,383
Raymond James Financial	2,799	176,897
SLM	11,878	85,403
TD Ameritrade Holding	2,234	77,430
Travelers	1,757	174,558

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Unum Group	4,258	$63,913
Voya Financial	6,447	261,426
White Mountains Insurance Group	147	133,770
Zions Bancorp	7,117	190,451
		8,169,775
Healthcare – 17.75%
ABIOMED †	1,975	286,691
Acadia Healthcare †	4,622	84,814
Alnylam Pharmaceuticals †	2,250	244,913
Anthem	263	59,711
AstraZeneca ADR	5,042	225,176
Baxter International	6,389	518,723
Becton Dickinson and Co.	2,072	476,083
Bristol-Myers Squibb	1,529	85,226
Centene †	6,148	365,253
CVS Health	4,967	294,692
Danaher	4,264	590,180
DENTSPLY SIRONA	3,099	120,334
DexCom †	1,923	517,806
Elanco Animal Health †	9,619	215,369
Eli Lilly & Co.	556	77,128
Encompass Health	2,692	172,369
Exact Sciences †	3,457	200,506
Galapagos ADR †	1,132	221,781
Gilead Sciences	650	48,594
Haemonetics †	109	10,863
Hill-Rom Holdings	2,049	206,129
Insulet †	3,717	615,832
Intuitive Surgical †	1,288	637,830
Ionis Pharmaceuticals †	4,607	217,819
Johnson & Johnson	10,982	1,440,070
Koninklijke Philips	711	28,554
Laboratory Corp. of America Holdings †	998	126,137
Medtronic	10,015	903,153
Merck & Co.	6,626	509,804
Mettler-Toledo International †	330	227,868
Molina Healthcare †	1,434	200,344
Pfizer	15,498	505,855
Regeneron Pharmaceuticals †	129	62,989
Seattle Genetics †	2,251	259,720
Stryker	2,722	453,186

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Teleflex	822	$240,731
Thermo Fisher Scientific	1,600	453,760
UnitedHealth Group	4,155	1,036,174
Veeva Systems Class A †	2,689	420,479
		13,362,646
Industrials – 13.19%
AMERCO	659	191,472
AO Smith	2,259	85,413
Canadian National Railway	10,010	782,634
Cintas	1,554	269,184
Clean Harbors †	3,330	170,962
Colfax †	3,126	61,895
Copart †	7,711	528,358
CoStar Group †	697	409,285
Cummins	541	73,208
Deere & Co.	1,364	188,450
Dover	1,382	116,005
Equifax	1,465	174,994
Expeditors International of Washington	2,761	184,214
Fastenal	4,483	140,094
Fortive	3,162	174,511
General Dynamics	5,822	770,309
Herman Miller	1,902	42,224
Huntington Ingalls Industries	202	36,806
IDEX	2,219	306,466
Ingersoll Rand †	9,612	238,378
JELD-WEN Holding †	6,355	61,834
Kennametal	6,478	120,620
L3Harris Technologies	3,239	583,409
Lennox International	1,462	265,777
Lockheed Martin	1,007	341,323
Middleby †	922	52,443
PACCAR	3,593	219,640
Pentair	1,448	43,092
Republic Services	5,056	379,503
Rockwell Automation	1,562	235,721
Sanwa Holdings	8,443	65,568
Southwest Airlines	3,372	120,077
SPX FLOW †	4,639	131,840
Steelcase Class A	3,261	32,186
Trane Technologies	5,655	467,046

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
TransUnion	3,031	$200,592
Uber Technologies †	17,275	482,318
Union Pacific	4,577	645,540
Waste Connections	2,348	181,970
Westinghouse Air Brake Technologies	3,288	158,251
Xylem	3,009	195,976
		9,929,588
Information Technology – 15.19%
Accenture Class A	2,486	405,864
Advanced Micro Devices †	12,524	569,591
Amdocs	4,484	246,485
Apple	1,919	487,982
Black Knight †	3,486	202,397
Broadcom	501	118,787
CDW	2,122	197,919
Cisco Systems	3,697	145,329
Coherent †	1,510	160,679
Constellation Software	335	304,464
Fair Isaac †	588	180,922
Fleetcor Technologies †	1,292	241,010
Genpact	10,845	316,674
Global Payments	1,495	215,624
GoDaddy Class A †	8,735	498,856
Guidewire Software †	3,329	264,023
Intel	4,130	223,516
International Business Machines	1,321	146,538
KLA	723	103,924
Lumentum Holdings †	4,862	358,329
Marvell Technology Group	10,561	238,995
Maxim Integrated Products	2,330	113,261
Micron Technology †	1,744	73,353
Microsoft	4,529	714,269
MKS Instruments	1,992	162,248
Motorola Solutions	616	81,879
NVIDIA	1,923	506,903
PayPal Holdings †	3,936	376,833
RingCentral Class A †	370	78,407
Samsung Electronics GDR	145	118,953
ServiceNow †	1,586	454,516
Slack Technologies Class A †	21,126	567,022
Splunk †	4,080	515,018

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Square Class A †	6,362	$333,242
TE Connectivity	5,116	322,206
Trade Desk Class A †	234	45,162
VeriSign †	1,366	246,003
Visa Class A	2,022	325,785
Western Digital	1,260	52,441
WEX †	1,140	119,187
Workday Class A †	3,444	448,478
Zoom Video Communications Class A †	1,028	150,211
		11,433,285
Materials – 2.94%
Ball	2,769	179,043
Carpenter Technology	4,397	85,741
Celanese	3,594	263,764
CRH	2,287	62,057
Eastman Chemical	2,200	102,476
FMC	5,080	414,985
Linde	3,539	612,247
Nucor	3,029	109,105
Nutrien	1,203	41,126
Reliance Steel & Aluminum	1,462	128,057
Sherwin-Williams	457	210,001
		2,208,602
Real Estate – 4.74%
Alexandria Real Estate Equities	1,241	170,091
American Tower	2,262	492,551
Americold Realty Trust	4,734	161,145
AvalonBay Communities	1,545	227,378
Boston Properties	1,443	133,088
Columbia Property Trust	3,792	47,400
Digital Realty Trust	815	113,212
Equinix	514	321,029
Federal Realty Investment Trust	319	23,801
Gaming and Leisure Properties	6,807	188,622
Highwoods Properties	5,860	207,561
Host Hotels & Resorts	9,583	105,796
Kimco Realty	5,348	51,715
Life Storage	2,103	198,839
Mid-America Apartment Communities	414	42,654
Prologis	1,050	84,389
Public Storage	3,196	634,758

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
SL Green Realty	294	$12,671
UDR	2,061	75,309
VICI Properties	7,007	116,596
Welltower	3,541	162,107
		3,570,712
Utilities – 1.91%
CMS Energy	1,885	110,744
Dominion Energy	1,914	138,172
Duke Energy	1,051	85,005
Eversource Energy	1,650	129,047
Exelon	5,088	187,289
Iberdrola ADR	2,499	97,230
Pinnacle West Capital	754	57,146
Portland General Electric	1,982	95,017
Southern	7,651	414,225
UGI	4,722	125,936
		1,439,811
Total Common Stock (cost $72,032,245)		68,202,576

Exchange-Traded Fund – 0.54%
iShares Russell 1000 Growth ETF	2,698	406,454
Total Exchange-Traded Fund (cost $401,954)		406,454

	Number of contracts
Options Purchased – 1.56%
Equity Put Options – 1.56%
S&P 500 Index strike price $2,225, expiration date 6/19/20,
notional amount $9,790,000	44	416,460
S&P 500 Index strike price $2,375, expiration date 9/18/20,
notional amount $9,975,000	42	757,260
Total Options Purchased (cost $1,236,708)		1,173,720

	Number of shares
Short-Term Investments – 5.86%
Money Market Mutual Funds – 5.86%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	882,737	882,737
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	882,738	882,738
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	882,738	882,738

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	882,738	$882,738
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	882,738	882,738
Total Short-Term Investments (cost $4,413,689)		4,413,689
Total Value of Securities Before Options Written – 98.56%
(cost $78,084,596)		74,196,439

	Number of contracts
Options Written – (1.06%)
Equity Put Options – (1.06%)
S&P 500 Index strike price $2,050, expiration date 6/19/20,
notional amount ($9,020,000)	(44)	(271,700)
S&P 500 Index strike price $2,175, expiration date 9/18/20,
notional amount ($9,135,000)	(42)	(528,990)
Total Options Written (premium received $842,722)		(800,690)

†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BMO	GBP	(1,271,000)	USD	1,594,259	6/17/20	$13,390	$—
BNYM	CAD	47,960	USD	(34,051)	4/1/20	28	—
BNYM	CAD	(4,801)	USD	3,384	4/1/20	—	(27)
BNYM	GBP	20,250	USD	(25,108)	4/1/20	44	—
MSCS	CAD	(1,590,000)	USD	1,145,024	6/17/20	14,359	—
Total Foreign Currency Exchange Contracts						$27,821	$(27)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini S&P
(10)	500 Index	$(1,284,850)	$(1,228,166)	6/19/20	$—	$(56,684)	$20,750
	E-mini S&P
	MidCap 400
(73)	Index	(10,495,940)	(10,083,801)	6/19/20	—	(412,139)	113,880
	FTSE 100
(25)	Index	(1,749,964)	(1,550,965)	6/19/20	—	(198,999)	(25,244)
	MSCI EAFE
(7)	Index	(545,755)	(517,615)	6/19/20	—	(28,140)	4,095
	MSCI
	Emerging
	Markets
(9)	Index	(379,305)	(391,230)	6/19/20	11,925	—	(3,375)
	S&P/TSX 60
(11)	Index	(1,272,820)	(1,152,857)	6/18/20	—	(119,963)	(34,498)
Total Futures
Contracts			$(14,924,634)		$11,925	$(815,925)	$75,608

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BMO – Bank of Montreal
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GS – Goldman Sachs
LLC – Limited Liability Company
MSCI – Morgan Stanley Capital International
MSCS – Morgan Stanley Capital Services LLC

Schedules of investments
Delaware Hedged U.S. Equity Opportunities Fund

Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
TSX – Toronto Stock Exchange
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Premium Income Fund	March 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 111.89%
Communication Services – 7.12%
Comcast Class A ~	64,600	$2,220,948
Verizon Communications ~	50,600	2,718,738
ViacomCBS Class B ~	61,200	857,412
		5,797,098
Consumer Discretionary – 7.34%
Home Depot ~	10,500	1,960,455
TJX ~	35,300	1,687,693
Whirlpool ~	27,100	2,325,180
		5,973,328
Consumer Staples – 14.85%
Colgate-Palmolive ~	15,600	1,035,216
Constellation Brands Class A ~	14,400	2,064,384
General Mills ~	59,900	3,160,923
Kellogg ~	17,100	1,025,829
Mondelez International Class A ~	29,200	1,462,336
Philip Morris International ~	45,700	3,334,272
		12,082,960
Energy – 6.37%
Chevron ~	36,100	2,615,806
ConocoPhillips ~	40,600	1,250,480
Exxon Mobil ~	16,200	615,114
Halliburton ~	88,800	608,280
Kinder Morgan ~	2,000	27,840
Occidental Petroleum ~	5,500	63,690
		5,181,210
Financials – 17.34%
American Express ~	39,200	3,355,912
Bank of America ~	97,200	2,063,556
BlackRock ~	10,200	4,487,694
Discover Financial Services ~	41,900	1,494,573
JPMorgan Chase & Co. ~	8,600	774,258
Travelers ~	16,000	1,589,600
Wells Fargo & Co. ~	11,900	341,530
		14,107,123
Healthcare – 11.47%
Amgen ~	19,100	3,872,143
Bristol-Myers Squibb ~	32,300	1,800,402
Merck & Co. ~	19,900	1,531,106
Pfizer ~	65,100	2,124,864
		9,328,515
Industrials – 19.80%
Boeing ~	7,500	1,118,550

Schedules of investments
Delaware Premium Income Fund

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
CSX ~	30,200	$1,730,460
Delta Air Lines ~	31,200	890,136
General Dynamics ~	16,600	2,196,346
Honeywell International ~	15,600	2,087,124
Lockheed Martin ~	8,700	2,948,865
Raytheon ~	16,900	2,216,435
United Parcel Service Class B ~	31,300	2,924,046
		16,111,962
Information Technology – 19.43%
Apple ~	7,400	1,881,746
Broadcom ~	13,900	3,295,690
Cisco Systems ~	77,600	3,050,456
Corning ~	94,100	1,932,814
International Business Machines ~	7,400	820,882
Microsoft ~	11,700	1,845,207
Oracle ~	53,500	2,585,655
Texas Instruments ~	4,000	399,720
		15,812,170
Materials – 5.55%
Dow ~	31,700	926,908
DuPont de Nemours ~	50,600	1,725,460
Nucor ~	51,700	1,862,234
		4,514,602
Utilities – 2.62%
Exelon ~	58,000	2,134,980
		2,134,980
Total Common Stock (cost $121,197,270)		91,043,948

Short-Term Investments – 2.90%
Money Market Mutual Fund – 2.90%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	472,087	472,087
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	472,087	472,087
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	472,088	472,088
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	472,088	472,088

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Fund (continued)
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	472,088	$472,088
Total Short-Term Investments (cost $2,360,438)		2,360,438

Total Value of Securities Before Options Written – 114.79%
(cost $123,557,708)		93,404,386

	Number of contracts
Options Written – (13.90%)
Equity Call Options – (13.90%)
American Express strike price $110, expiration date
1/15/21, notional amount ($4,312,000)	(392)	(196,980)
Amgen strike price $190, expiration date 10/16/20,
notional amount ($3,629,000)	(191)	(521,907)
Apple strike price $240, expiration date 1/15/21, notional
amount ($888,000)	(37)	(141,062)
Apple strike price $250, expiration date 9/18/20, notional
amount ($925,000)	(37)	(109,520)
Bank of America strike price $25, expiration date 1/15/21,
notional amount ($2,430,000)	(972)	(174,960)
BlackRock strike price $410, expiration date 1/15/21,
notional amount ($451,000)	(11)	(87,175)
BlackRock strike price $420, expiration date 9/18/20,
notional amount ($2,604,000)	(62)	(399,280)
BlackRock strike price $460, expiration date 1/15/21,
notional amount ($1,334,000)	(29)	(155,150)
Boeing strike price $200, expiration date 1/15/21, notional
amount ($400,000)	(20)	(42,200)
Boeing strike price $260, expiration date 9/18/20, notional
amount ($988,000)	(38)	(17,385)
Boeing strike price $270, expiration date 9/18/20, notional
amount ($459,000)	(17)	(6,290)
Bristol-Myers Squibb strike price $40, expiration date
6/19/20, notional amount ($20,000)	(5)	(7,912)
Bristol-Myers Squibb strike price $43, expiration date
6/19/20, notional amount ($51,600)	(12)	(15,780)
Bristol-Myers Squibb strike price $52.50, expiration date
1/15/21, notional amount ($1,606,500)	(306)	(221,085)
Broadcom strike price $240, expiration date 6/19/20,
notional amount ($984,000)	(41)	(90,610)
Broadcom strike price $270, expiration date 9/18/20,
notional amount ($2,646,000)	(98)	(142,590)
Chevron strike price $52.50, expiration date 3/19/21,
notional amount ($1,338,750)	(255)	(618,375)

Schedules of investments
Delaware Premium Income Fund

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Chevron strike price $100, expiration date 1/15/21,
notional amount ($1,060,000)	(106)	$(22,525)
Cisco Systems strike price $30, expiration date 1/15/21,
notional amount ($387,000)	(129)	(133,515)
Cisco Systems strike price $42.50, expiration date
9/18/20, notional amount ($2,749,750)	(647)	(164,338)
Colgate-Palmolive strike price $60, expiration date
8/21/20, notional amount ($936,000)	(156)	(145,860)
Comcast strike price $35, expiration date 1/15/21, notional
amount ($1,718,500)	(491)	(220,950)
Comcast strike price $37.50, expiration date 1/15/21,
notional amount ($581,250)	(155)	(49,988)
ConocoPhillips strike price $30, expiration date 1/15/21,
notional amount ($375,000)	(125)	(72,500)
ConocoPhillips strike price $35, expiration date 1/15/21,
notional amount ($983,500)	(281)	(129,962)
Constellation Brands strike price $155, expiration date
7/17/20, notional amount ($403,000)	(26)	(28,470)
Constellation Brands strike price $165, expiration date
1/15/21, notional amount ($1,947,000)	(118)	(162,250)
Corning strike price $20, expiration date 1/15/21, notional
amount ($1,100,000)	(550)	(191,125)
Corning strike price $25, expiration date 1/15/21, notional
amount ($977,500)	(391)	(65,688)
CSX strike price $60, expiration date 1/15/21, notional
amount ($1,812,000)	(302)	(231,030)
Delta Air Lines strike price $37, expiration date 9/18/20,
notional amount ($666,000)	(180)	(58,050)
Delta Air Lines strike price $50, expiration date 9/18/20,
notional amount ($660,000)	(132)	(14,256)
Discover Financial Services strike price $50, expiration
date 1/15/21, notional amount ($430,000)	(86)	(22,790)
Discover Financial Services strike price $57.50, expiration
date 1/15/21, notional amount ($1,489,250)	(259)	(40,145)
Discover Financial Services strike price $65, expiration
date 1/15/21, notional amount ($481,000)	(74)	(5,180)
Dow strike price $25, expiration date 1/15/21, notional
amount ($280,000)	(112)	(87,360)
Dow strike price $32.50, expiration date 1/15/21, notional
amount ($666,250)	(205)	(70,725)
DuPont de Nemours strike price $52.50, expiration date
1/15/21, notional amount ($2,656,500)	(506)	(54,395)
Exelon strike price $40, expiration date 1/15/21, notional
amount ($2,320,000)	(580)	(187,050)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Exxon Mobil strike price $45, expiration date 1/15/21,
notional amount ($729,000)	(162)	$(54,270)
General Dynamics strike price $150, expiration date
1/15/21, notional amount ($1,170,000)	(78)	(70,200)
General Dynamics strike price $155, expiration date
1/15/21, notional amount ($1,364,000)	(88)	(56,760)
General Mills strike price $45, expiration date 1/15/21,
notional amount ($2,389,500)	(531)	(545,602)
General Mills strike price $47.50, expiration date 4/17/20,
notional amount ($323,000)	(68)	(34,680)
Halliburton strike price $10, expiration date 1/15/21,
notional amount ($888,000)	(888)	(116,772)
Home Depot strike price $185, expiration date 9/18/20,
notional amount ($1,350,500)	(73)	(175,018)
Home Depot strike price $190, expiration date 9/18/20,
notional amount ($608,000)	(32)	(62,640)
Honeywell International strike price $95, expiration date
1/15/21, notional amount ($1,130,500)	(119)	(536,690)
Honeywell International strike price $105, expiration date
1/15/21, notional amount ($388,500)	(37)	(137,363)
International Business Machines strike price $115,
expiration date 1/15/21, notional amount ($241,500)	(21)	(22,470)
International Business Machines strike price $125,
expiration date 9/18/20, notional amount ($662,500)	(53)	(29,150)
JPMorgan Chase & Co. strike price $100, expiration date
1/15/21, notional amount ($10,000)	(1)	(800)
JPMorgan Chase & Co. strike price $105, expiration date
1/15/21, notional amount ($892,500)	(85)	(54,825)
Kellogg strike price $57.50, expiration date 1/15/21,
notional amount ($983,250)	(171)	(147,060)
Kinder Morgan strike price $17, expiration date 6/19/20,
notional amount ($34,000)	(20)	(640)
Lockheed Martin strike price $365, expiration date
1/15/21, notional amount ($3,175,500)	(87)	(271,440)
Merck & Co. strike price $72.50, expiration date 1/15/21,
notional amount ($1,442,750)	(199)	(175,120)
Microsoft strike price $135, expiration date 10/16/20,
notional amount ($904,500)	(67)	(210,548)
Microsoft strike price $140, expiration date 1/15/21,
notional amount ($700,000)	(50)	(148,625)
Mondelez International strike price $45, expiration date
6/19/20, notional amount ($1,314,000)	(292)	(205,860)
Nucor strike price $35, expiration date 1/15/21, notional
amount ($1,809,500)	(517)	(368,362)

Schedules of investments
Delaware Premium Income Fund

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Occidental Petroleum strike price $20, expiration date
1/15/21, notional amount ($110,000)	(55)	$(13,805)
Oracle strike price $42.50, expiration date 9/18/20,
notional amount ($918,000)	(216)	(189,540)
Oracle strike price $47, expiration date 1/15/21, notional
amount ($484,100)	(103)	(63,860)
Oracle strike price $47.50, expiration date 6/19/20,
notional amount ($1,026,000)	(216)	(95,580)
Pfizer strike price $30, expiration date 1/15/21, notional
amount ($318,000)	(106)	(46,640)
Pfizer strike price $33, expiration date 1/15/21, notional
amount ($732,600)	(222)	(60,495)
Pfizer strike price $35, expiration date 1/15/21, notional
amount ($1,130,500)	(323)	(56,848)
Philip Morris International strike price $72.50, expiration
date 1/15/21, notional amount ($3,313,250)	(457)	(413,585)
Raytheon strike price $165, expiration date 6/19/20,
notional amount ($2,508,000)	(152)	(47,500)
Raytheon strike price $195, expiration date 8/21/20,
notional amount ($331,500)	(17)	(3,613)
Texas Instruments strike price $87.50, expiration date
1/15/21, notional amount ($350,000)	(40)	(78,600)
TJX strike price $42.50, expiration date 1/15/21, notional
amount ($93,500)	(22)	(23,870)
TJX strike price $47.50, expiration date 4/17/20, notional
amount ($23,750)	(5)	(1,838)
TJX strike price $50, expiration date 1/15/21, notional
amount ($570,000)	(114)	(72,960)
TJX strike price $55, expiration date 7/17/20, notional
amount ($1,166,000)	(212)	(47,700)
Travelers strike price $95, expiration date 1/15/21, notional
amount ($1,520,000)	(160)	(284,800)
United Parcel Service strike price $80, expiration date
1/15/21, notional amount ($2,504,000)	(313)	(622,870)
Verizon Communications strike price $52.50, expiration
date 1/15/21, notional amount ($2,656,500)	(506)	(258,060)
ViacomCBS strike price $20, expiration date 1/15/21,
notional amount ($1,224,000)	(612)	(97,920)
Wells Fargo & Co. strike price $40, expiration date
10/16/20, notional amount ($476,000)	(119)	(8,330)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Whirlpool strike price $100, expiration date 1/15/21,
notional amount ($2,460,000)	(246)	$(276,750)
Whirlpool strike price $125, expiration date 1/15/21,
notional amount ($312,500)	(25)	(11,875)

Total Options Written
(premium received $19,880,764)		$(11,308,347)

~	All or portion of the security has been pledged as collateral with outstanding options written.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Total Return Fund	March 31, 2020 (Unaudited)

	Number of Shares	Value (US $)
Common Stock – 57.93%
Communication Services – 5.08%
AT&T	237,800	$6,931,870
Comcast Class A	184,867	6,355,727
KDDI	26,500	782,773
Orange	50,100	606,584
Publicis Groupe	20,790	594,156
Verizon Communications	132,800	7,135,344
Walt Disney	59,378	5,735,915
		28,142,369
Consumer Discretionary – 3.82%
adidas AG	1,750	388,548
Amazon.com †	2,489	4,852,853
Dollar Tree †	102,900	7,560,063
Hennes & Mauritz Class B	12,600	161,240
Lowe’s	82,700	7,116,335
Next	3,330	167,062
Sodexo	7,300	490,233
Swatch Group	2,060	404,581
		21,140,915
Consumer Staples – 5.42%
Archer-Daniels-Midland	222,900	7,841,622
Asahi Group Holdings	11,900	386,074
Conagra Brands	268,400	7,874,856
Danone	15,280	977,893
Diageo	19,630	622,458
Kao	4,200	342,167
Kerry Group Class A	2,210	256,415
Kirin Holdings	11,100	219,228
Koninklijke Ahold Delhaize	51,170	1,192,085
Lawson	7,600	417,162
Mondelez International Class A	159,000	7,962,720
Nestle	10,190	1,043,128
Seven & i Holdings	25,600	845,437
		29,981,245
Energy – 1.60%
ConocoPhillips	159,600	4,915,680
Marathon Oil	411,979	1,355,411
Occidental Petroleum	223,000	2,582,340
		8,853,431
Financials – 8.54%
Allstate	81,000	7,430,130
American International Group	197,600	4,791,800
Annaly Capital Management	59,906	303,723

	Number of Shares	Value (US $)
Common Stock (continued)
Financials (continued)
Bank of New York Mellon	199,700	$6,725,896
Blackstone Group Class A	22,158	1,009,740
Hercules Capital	337,200	2,576,208
JPMorgan Chase & Co.	53,942	4,856,398
Marsh & McLennan	81,900	7,081,074
Sc Hixson Pp =	7,200,000	6,840,000
Truist Financial	183,100	5,646,804
		47,261,773
Healthcare – 11.58%
Abbott Laboratories	94,300	7,441,213
AbbVie	27,334	2,082,577
Brookdale Senior Living †	1,503,698	4,691,538
Cardinal Health	164,300	7,876,542
Cigna	45,700	8,097,126
CVS Health	129,900	7,706,967
Fresenius Medical Care AG & Co.	13,040	851,199
Johnson & Johnson	56,000	7,343,280
Merck & Co.	99,800	7,678,612
Novo Nordisk Class B	20,820	1,243,289
Pfizer	242,600	7,918,464
Roche Holding	3,650	1,174,358
		64,105,165
Industrials – 4.79%
Caterpillar	37,451	4,345,814
G4S	304,830	346,715
General Electric	123,782	982,829
Honeywell International	34,750	4,649,203
Makita	14,700	448,405
Northrop Grumman	25,700	7,775,535
Raytheon	44,900	5,888,635
Secom	3,100	256,396
Securitas Class B	44,390	476,858
Waste Management	14,387	1,331,661
		26,502,051
Information Technology – 7.11%
Broadcom	31,700	7,516,070
Cisco Systems	206,000	8,097,860
Intel	143,100	7,744,572
Microsoft	41,365	6,523,674
Oracle	151,600	7,326,828
Texas Instruments	21,747	2,173,178
		39,382,182

Schedules of investments
Delaware Total Return Fund

	Number of Shares	Value (US $)
Common Stock (continued)
Materials – 1.24%
Air Liquide	7,670	$979,056
DuPont de Nemours	173,000	5,899,300
		6,878,356
REITs Diversified – 0.31%
Lexington Realty Trust	171,358	1,701,585
		1,701,585
REITs Healthcare – 0.93%
Assura	2,183,187	2,263,107
Healthpeak Properties	84,082	2,005,356
Sabra Health Care REIT	50,300	549,276
Welltower	7,527	344,586
		5,162,325
REITs Hotel – 0.36%
MGM Growth Properties Class A	24,700	584,649
VICI Properties	83,365	1,387,194
		1,971,843
REITs Industrial – 0.59%
Americold Realty Trust	16,735	569,659
Granite Real Estate Investment Trust	20,445	844,502
Prologis	22,700	1,824,399
		3,238,560
REITs Information Technology – 0.04%
American Tower	973	211,871
		211,871
REITs Mall – 0.06%
Simon Property Group	6,374	349,678
		349,678
REITs Manufactured Housing – 0.58%
Equity LifeStyle Properties	25,000	1,437,000
Sun Communities	14,400	1,797,840
		3,234,840
REITs Multifamily – 3.13%
Apartment Investment & Management Class A	23,608	829,821
AvalonBay Communities	500	73,585
Bluerock Residential Growth REIT	88,055	490,466
Camden Property Trust	19,344	1,532,819
Equity Residential	115,300	7,115,163
Front Yard Residential	63,537	759,267
Grainger	309,506	984,952
Invitation Homes	79,451	1,697,868
Killam Apartment Real Estate Investment Trust	98,771	1,107,515

	Number of Shares	Value (US $)
Common Stock (continued)
REITs Multifamily (continued)
NexPoint Residential Trust	23,710	$597,729
UDR	57,900	2,115,666
		17,304,851
REITs Office – 0.35%
Alpine Income Property Trust	100,000	1,231,000
Cousins Properties	13,321	389,906
Postal Realty Trust Class A	20,291	321,004
		1,941,910
REITs Self-Storage – 0.16%
Extra Space Storage	9,201	881,088
		881,088
REITs Single Tenant – 0.38%
National Retail Properties	16,600	534,354
Spirit Realty Capital	28,600	747,890
STORE Capital	44,102	799,128
		2,081,372
REITs Specialty – 0.13%
Safehold	11,778	744,723
		744,723
Utilities – 1.73%
Edison International	130,200	7,133,658
NextEra Energy	7,065	1,699,980
TerraForm Power Class A	46,406	731,823
		9,565,461
Total Common Stock (cost $380,211,294)		320,637,594

Convertible Preferred Stock – 2.48%
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	44,463	1,353,343
Bank of America 7.25% exercise price $50.00 Ψ	1,598	2,023,100
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	60,947	2,620,721
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 Ψ	3,298	3,411,163
QTS Realty Trust 6.50% exercise price $46.94 Ψ	18,800	2,416,928
Wells Fargo & Co. 7.50% exercise price $156.71 Ψ	1,475	1,879,180
Total Convertible Preferred Stock (cost $15,552,827)		13,704,435

Exchange-Traded Funds – 1.16%
iShares MSCI EAFE ETF	60	3,208
SPDR Gold Shares †	22,903	3,390,789

Schedules of investments
Delaware Total Return Fund

	Number of Shares	Value (US $)
Exchange-Traded Funds (continued)
VanEck Vectors High-Yield Municipal Index ETF	56,489	$2,952,115
Vanguard FTSE Developed Markets ETF	2,230	74,348
Total Exchange-Traded Funds (cost $7,007,444)		6,420,460

	Principal amount°
Agency Mortgage-Backed Securities – 0.69%
Fannie Mae S.F. 30 yr
4.00% 3/1/47	660,887	710,996
4.50% 9/1/40	310,147	339,822
5.00% 11/1/40	194,268	215,526
5.50% 5/1/33	45,657	51,350
5.50% 10/1/33	67,194	75,926
5.50% 12/1/34	82,722	93,503
5.50% 9/1/35	49,538	56,085
5.50% 1/1/37	60,740	68,812
5.50% 10/1/39	98,650	111,866
6.00% 5/1/36	57,149	63,744
6.00% 6/1/37	16,349	18,784
6.00% 7/1/37	21,430	24,619
6.00% 8/1/37	22,136	25,437
6.00% 10/1/40	197,157	227,021
6.50% 11/1/33	96,638	109,273
6.50% 6/1/36	38,267	43,960
7.00% 3/1/32	185,031	210,695
7.00% 8/1/32	271,782	298,284
Freddie Mac S.F. 30 yr
4.50% 10/1/40	500,716	548,921
5.50% 5/1/38	152,051	172,124
5.50% 9/1/39	110,688	125,574
5.50% 10/1/39	214,042	235,744
Total Agency Mortgage-Backed Securities (cost $3,660,166)		3,828,066

Collateralized Debt Obligation – 0.17%
Octagon Investment Partners
144A 2.959% (LIBOR03M + 1.14%) 1/20/30 #●	1,000,000	960,431
Total Collateralized Debt Obligation (cost $998,845)		960,431

Convertible Bonds – 10.36%
Capital Goods – 0.38%
Chart Industries 144A 1.00% exercise price $58.73,
expiration date 11/15/24 #	1,424,000	1,120,010

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Capital Goods (continued)
Dycom Industries 0.75% exercise price $96.89, expiration
date 9/15/21	1,194,000	$1,013,407
		2,133,417
Communications – 1.81%
DISH Network 2.375% exercise price $82.22, expiration
date 3/15/24	3,290,000	2,619,663
GCI Liberty 144A 1.75% exercise price $370.52, expiration
date 9/30/46 #	2,506,000	3,167,003
InterDigital 144A 2.00% exercise price $81.29, expiration
date 6/1/24 #	2,157,000	1,985,842
Liberty Media 2.25% exercise price $33.85, expiration date
9/30/46	4,788,000	2,252,697
		10,025,205
Consumer Cyclical – 0.19%
Meritor 3.25% exercise price $39.92, expiration date
10/15/37	1,238,000	1,053,848
		1,053,848
Consumer Non-Cyclical – 2.29%
BioMarin Pharmaceutical 0.599% exercise price $124.67,
expiration date 8/1/24	1,762,000	1,850,862
Chefs’ Warehouse 144A 1.875% exercise price $44.20,
expiration date 12/1/24 #	1,030,000	640,531
Collegium Pharmaceutical 2.625% exercise price $29.19,
expiration date 2/15/26	478,000	437,623
FTI Consulting 2.00% exercise price $101.38, expiration
date 8/15/23	2,328,000	3,048,012
Integra LifeSciences Holdings 144A 0.50% exercise price
$73.67, expiration date 8/15/25 #	1,651,000	1,467,049
Jazz Investments I 1.875% exercise price $199.77,
expiration date 8/15/21	1,703,000	1,619,979
Paratek Pharmaceuticals 4.75% exercise price $15.90,
expiration date 5/1/24	2,298,000	1,789,682
Team 5.00% exercise price $21.70, expiration date
8/1/23	2,422,000	1,846,775
		12,700,513
Energy – 1.27%
Cheniere Energy 4.25% exercise price $138.38, expiration
date 3/15/45	4,457,000	2,206,894
Helix Energy Solutions Group 4.25% exercise price
$13.89, expiration date 5/1/22	2,113,000	1,594,219
PDC Energy 1.125% exercise price $85.39, expiration date
9/15/21	3,930,000	3,225,162
		7,026,275

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials – 0.49%
GAIN Capital Holdings 5.00% exercise price $8.20,
expiration date 8/15/22	2,719,000	$2,709,410
		2,709,410
Real Estate Investment Trusts – 0.35%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
expiration date 3/15/23	2,464,000	1,946,560
		1,946,560
Technology – 3.23%
Boingo Wireless 1.00% exercise price $42.32, expiration
date 10/1/23	4,145,000	3,703,578
CSG Systems International 4.25% exercise price $56.81,
expiration date 3/15/36	2,198,000	2,243,974
Knowles 3.25% exercise price $18.43, expiration date
11/1/21	932,000	961,708
Ligand Pharmaceuticals 0.75% exercise price $248.48,
expiration date 5/15/23	1,332,000	1,103,063
ON Semiconductor 1.625% exercise price $20.72,
expiration date 10/15/23	819,000	815,498
Pluralsight 144A 0.375% exercise price $38.76, expiration
date 3/1/24 #	2,801,000	2,073,440
Quotient Technology 1.75% exercise price $17.36,
expiration date 12/1/22	2,421,000	2,173,185
Retrophin 2.50% exercise price $38.80, expiration date
9/15/25	2,142,000	1,690,889
Synaptics 0.50% exercise price $73.02, expiration date
6/15/22	819,000	853,496
Verint Systems 1.50% exercise price $64.46, expiration
date 6/1/21	2,316,000	2,244,583
		17,863,414
Utilities – 0.35%
NRG Energy 2.75% exercise price $47.74, expiration date
6/1/48	2,008,000	1,917,640
		1,917,640
Total Convertible Bonds (cost $64,654,567)		57,376,282

	Principal amount°	Value (US $)
Corporate Bonds – 14.57%
Banking – 1.39%
Ally Financial
5.75% 11/20/25	1,275,000	$1,256,767
8.00% 11/1/31	50,000	57,753
Banco de Credito del Peru 144A 2.70% 1/11/25 #	302,000	277,463
Bancolombia 3.00% 1/29/25	270,000	242,935
Bank of America
2.496% 2/13/31 µ	475,000	457,502
3.458% 3/15/25 µ	275,000	284,043
4.083% 3/20/51 µ	20,000	22,765
BBVA Bancomer 144A 5.125% 1/18/33 #µ	577,000	482,127
Credit Suisse Group
144A 3.869% 1/12/29 #µ	275,000	278,926
144A 6.25%#µψ	625,000	580,380
Development Bank of Mongolia 144A 7.25% 10/23/23 #	265,000	229,216
Goldman Sachs Group
2.60% 2/7/30	25,000	23,580
3.50% 4/1/25	10,000	10,159
JPMorgan Chase & Co.
4.023% 12/5/24 µ	150,000	159,167
4.60% µψ	30,000	26,293
5.00% µψ	130,000	121,965
KeyBank 3.40% 5/20/26	275,000	287,163
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 ●	90,000	86,343
3.622% 4/1/31 µ	20,000	20,858
5.00% 11/24/25	165,000	182,706
PNC Financial Services Group 2.60% 7/23/26	295,000	298,625
Popular 6.125% 9/14/23	935,000	873,052
Royal Bank of Scotland Group 8.625%µψ	910,000	892,096
Truist Bank
2.25% 3/11/30	260,000	238,707
2.636% 9/17/29 µ	275,000	263,763
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	85,000	63,473
		7,717,827
Basic Industry – 1.32%
Allegheny Technologies 7.875% 8/15/23	75,000	72,822
Chemours
5.375% 5/15/27	665,000	513,663
7.00% 5/15/25	160,000	134,201
FMG Resources August 2006 144A 5.125% 5/15/24 #	430,000	426,240
Freeport-McMoRan
4.55% 11/14/24	345,000	327,959

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
5.45% 3/15/43	580,000	$523,624
HD Supply 144A 5.375% 10/15/26 #	515,000	504,230
Hudbay Minerals
144A 7.25% 1/15/23 #	175,000	153,780
144A 7.625% 1/15/25 #	25,000	21,906
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	50,000	46,874
Koppers 144A 6.00% 2/15/25 #	50,000	40,374
Kraton Polymers 144A 7.00% 4/15/25 #	50,000	44,672
Lennar 5.00% 6/15/27	195,000	180,091
Methanex 5.25% 12/15/29	275,000	207,204
Minera Mexico 144A 4.50% 1/26/50 #	307,000	261,044
New Enterprise Stone & Lime 144A 6.25% 3/15/26 #	50,000	46,427
Newmont
2.25% 10/1/30	130,000	120,548
2.80% 10/1/29	275,000	263,645
Novelis 144A 5.875% 9/30/26 #	100,000	98,833
Olin
5.00% 2/1/30	245,000	211,790
5.125% 9/15/27	785,000	706,918
PulteGroup 5.00% 1/15/27	185,000	185,555
Standard Industries
144A 4.75% 1/15/28 #	870,000	807,288
144A 5.00% 2/15/27 #	50,000	45,848
144A 5.375% 11/15/24 #	100,000	96,753
144A 6.00% 10/15/25 #	50,000	49,513
Steel Dynamics 5.00% 12/15/26	890,000	930,308
Univar Solutions USA 144A 5.125% 12/1/27 #	320,000	292,976
		7,315,086
Brokerage – 0.05%
Jefferies Group 4.15% 1/23/30	275,000	263,907
		263,907
Capital Goods – 1.06%
Ashtead Capital 144A 4.00% 5/1/28 #	1,120,000	968,240
Berry Global 144A 5.625% 7/15/27 #	50,000	52,035
Bombardier 144A 6.00% 10/15/22 #	425,000	321,937
Carrier Global
144A 2.242% 2/15/25 #	15,000	14,699
144A 2.493% 2/15/27 #	15,000	14,387
144A 2.722% 2/15/30 #	15,000	13,890
Cloud Crane 144A 10.125% 8/1/24 #	25,000	19,844
Colfax 144A 6.00% 2/15/24 #	25,000	25,031

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Crown Americas 4.25% 9/30/26	775,000	$769,995
Gates Global 144A 6.25% 1/15/26 #	246,000	219,064
Greif 144A 6.50% 3/1/27 #	50,000	48,233
L3Harris Technologies
2.90% 12/15/29	50,000	47,540
144A 3.85% 6/15/23 #	15,000	15,625
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	970,000	899,646
Otis Worldwide
144A 2.056% 4/5/25 #	20,000	19,620
144A 2.565% 2/15/30 #	30,000	29,245
144A 3.112% 2/15/40 #	20,000	19,166
144A 3.362% 2/15/50 #	10,000	9,861
Reynolds Group Issuer 144A 5.125% 7/15/23 #	175,000	174,780
Roper Technologies 2.35% 9/15/24	275,000	267,865
TransDigm 144A 6.25% 3/15/26 #	790,000	790,491
United Rentals North America
4.625% 10/15/25	175,000	166,468
5.25% 1/15/30	945,000	949,961
		5,857,623
Communication Services – 1.87%
AMC Networks 4.75% 8/1/25	929,000	909,263
Cablevision Systems 5.875% 9/15/22	36,000	36,552
CCO Holdings
144A 4.75% 3/1/30 #	50,000	50,153
144A 5.375% 6/1/29 #	565,000	583,730
144A 5.875% 5/1/27 #	975,000	1,010,926
Clear Channel Worldwide Holdings
144A 5.125% 8/15/27 #	125,000	117,744
144A 9.25% 2/15/24 #	42,000	36,383
CSC Holdings
144A 5.375% 7/15/23 #	200,000	203,251
6.75% 11/15/21	665,000	689,439
144A 7.50% 4/1/28 #	720,000	772,119
144A 7.75% 7/15/25 #	745,000	780,365
144A 10.875% 10/15/25 #	200,000	216,625
Gray Television
144A 5.875% 7/15/26 #	175,000	169,461
144A 7.00% 5/15/27 #	600,000	600,330
Lamar Media 5.75% 2/1/26	840,000	864,150
Netflix
4.875% 4/15/28	25,000	25,689

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
Netflix
5.875% 2/15/25	75,000	$79,669
5.875% 11/15/28	935,000	1,005,639
Nexstar Broadcasting
144A 5.625% 8/1/24 #	125,000	118,437
144A 5.625% 7/15/27 #	25,000	24,576
Sinclair Television Group
144A 5.125% 2/15/27 #	565,000	482,252
144A 5.625% 8/1/24 #	75,000	69,563
Sirius XM Radio
144A 4.625% 7/15/24 #	75,000	76,589
144A 5.00% 8/1/27 #	305,000	311,237
144A 5.50% 7/1/29 #	925,000	948,634
T-Mobile USA 6.00% 3/1/23	175,000	177,059
		10,359,835
Communications – 1.04%
Altice Financing 144A 5.00% 1/15/28 #	200,000	178,500
Altice France 144A 7.375% 5/1/26 #	980,000	995,239
AT&T
4.35% 3/1/29	175,000	188,575
4.90% 8/15/37	125,000	140,785
Charter Communications Operating
4.80% 3/1/50	70,000	73,285
5.05% 3/30/29	165,000	179,499
Comcast 3.20% 7/15/36	190,000	201,332
Front Range BidCo 144A 4.00% 3/1/27 #	745,000	717,063
Hughes Satellite Systems 6.625% 8/1/26	25,000	25,536
Level 3 Financing 144A 3.875% 11/15/29 #	640,000	604,218
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	282,470
Qwest 7.25% 9/15/25	75,000	76,337
Sprint
7.125% 6/15/24	815,000	900,563
7.625% 3/1/26	50,000	56,868
7.875% 9/15/23	125,000	138,579
Time Warner Cable 7.30% 7/1/38	110,000	135,488
Time Warner Entertainment 8.375% 3/15/23	55,000	60,456
T-Mobile USA 6.375% 3/1/25	25,000	25,719
T-Mobile USA Escrow=†	175,000	0
Verizon Communications
3.15% 3/22/30	10,000	10,776
4.00% 3/22/50	5,000	5,961
4.50% 8/10/33	220,000	265,379

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
ViacomCBS
4.375% 3/15/43	270,000	$240,708
4.95% 1/15/31	15,000	14,879
Vodafone Group
4.25% 9/17/50	115,000	118,630
4.875% 6/19/49	130,000	145,375
		5,782,220
Consumer Cyclical – 1.02%
Allison Transmission 144A 5.875% 6/1/29 #	765,000	755,030
Boyd Gaming 6.00% 8/15/26	750,000	651,407
Future Retail 144A 5.60% 1/22/25 #	285,000	143,653
General Motors Financial
4.35% 4/9/25	110,000	98,721
5.25% 3/1/26	165,000	145,924
Hilton Worldwide Finance 4.875% 4/1/27	965,000	922,106
Home Depot
2.70% 4/15/30	15,000	15,307
3.35% 4/15/50	15,000	16,357
KFC Holding 144A 5.00% 6/1/24 #	175,000	172,595
Lowe’s 4.55% 4/5/49	210,000	233,356
Mastercard
3.30% 3/26/27	10,000	10,883
3.85% 3/26/50	5,000	6,132
MGM Resorts International
5.75% 6/15/25	76,000	68,588
6.00% 3/15/23	50,000	48,563
Murphy Oil USA 4.75% 9/15/29	1,143,000	1,077,906
Scientific Games International 144A 8.25% 3/15/26 #	292,000	188,554
Stars Group Holdings 144A 7.00% 7/15/26 #	50,000	47,288
TJX
3.875% 4/15/30	20,000	20,737
4.50% 4/15/50	10,000	10,763
William Carter 144A 5.625% 3/15/27 #	355,000	342,764
Wynn Las Vegas 144A 5.50% 3/1/25 #	50,000	46,874
Yum! Brands 144A 4.75% 1/15/30 #	690,000	646,496
		5,670,004
Consumer Non-Cyclical – 1.17%
AbbVie
144A 2.60% 11/21/24 #	30,000	30,539
144A 2.95% 11/21/26 #	25,000	25,531
144A 4.05% 11/21/39 #	10,000	10,537
144A 4.25% 11/21/49 #	30,000	32,779

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Alcon Finance 144A 3.00% 9/23/29 #	275,000	$274,811
Amgen
2.20% 2/21/27	10,000	9,996
2.45% 2/21/30	35,000	34,956
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	200,000	210,528
Aramark Services 144A 5.00% 2/1/28 #	800,000	748,936
Cigna
2.40% 3/15/30	15,000	14,282
3.20% 3/15/40	15,000	13,887
Cott Holdings 144A 5.50% 4/1/25 #	466,000	454,935
CVS Health
3.25% 8/15/29	280,000	274,351
3.75% 4/1/30	15,000	15,552
DH Europe Finance II
2.60% 11/15/29	40,000	39,139
3.25% 11/15/39	45,000	44,103
Energizer Holdings
144A 5.50% 6/15/25 #	50,000	48,813
144A 6.375% 7/15/26 #	25,000	25,389
Gilead Sciences 4.15% 3/1/47	275,000	337,872
HLF Financing 144A 7.25% 8/15/26 #	50,000	42,687
JBS USA 144A 6.50% 4/15/29 #	1,077,000	1,161,275
Pilgrim’s Pride 144A 5.875% 9/30/27 #	875,000	876,706
Post Holdings
144A 5.50% 12/15/29 #	1,188,000	1,238,906
144A 5.75% 3/1/27 #	175,000	180,544
Rede D’or Finance 144A 4.50% 1/22/30 #	345,000	301,099
		6,448,153
Energy – 1.03%
Apergy 6.375% 5/1/26	50,000	38,927
Archrock Partners 6.00% 10/1/22	170,000	170,000
Cheniere Corpus Christi Holdings 7.00% 6/30/24	235,000	206,802
Cheniere Energy Partners 144A 4.50% 10/1/29 #	547,000	489,866
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	390,000	217,341
6.25% 4/1/23	80,000	45,316
DCP Midstream Operating
3.875% 3/15/23	50,000	40,359
5.125% 5/15/29	25,000	15,887
Energy Transfer Operating
5.25% 4/15/29	165,000	140,008
6.25% 4/15/49	55,000	46,716

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 3.70% 1/31/51	10,000	$9,042
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	280,000	259,280
Genesis Energy 6.50% 10/1/25	50,000	36,513
Hilcorp Energy I 144A 5.00% 12/1/24 #	445,000	208,592
Israel Electric 144A 4.25% 8/14/28 #	498,000	510,258
KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	519,919
Marathon Oil 4.40% 7/15/27	260,000	173,933
MPLX
4.00% 3/15/28	35,000	31,178
4.80% 2/15/29	150,000	132,496
5.50% 2/15/49	90,000	76,283
Murphy Oil 5.875% 12/1/27	513,000	270,120
Noble Energy
3.25% 10/15/29	130,000	76,440
4.95% 8/15/47	90,000	54,674
NuStar Logistics 5.625% 4/28/27	405,000	313,612
Sinopec Group Overseas Development 2018 144A 2.50%
8/8/24 #	898,000	900,331
Southwestern Energy
6.20% 1/23/25	50,000	34,421
7.75% 10/1/27	472,000	313,915
Sunoco 4.875% 1/15/23	75,000	73,081
Targa Resources Partners 5.375% 2/1/27	310,000	256,851
USA Compression Partners 6.875% 9/1/27	50,000	31,278
		5,693,439
Financials – 0.48%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	425,000	355,534
AerCap Ireland Capital 4.45% 4/3/26	185,000	158,955
Air Lease 3.00% 2/1/30	45,000	32,732
Avolon Holdings Funding
144A 3.25% 2/15/27 #	10,000	7,883
144A 3.95% 7/1/24 #	75,000	62,888
144A 4.375% 5/1/26 #	200,000	160,697
Banco del Estado de Chile 144A 2.704% 1/9/25 #	280,000	261,873
Bank of Georgia 144A 6.00% 7/26/23 #	255,000	265,316
E*TRADE Financial 5.875%µψ	940,000	900,186
Icahn Enterprises 6.25% 5/15/26	100,000	95,062
International Lease Finance 8.625% 1/15/22	355,000	344,577
		2,645,703
Healthcare – 1.13%
Bausch Health 144A 5.50% 11/1/25 #	1,080,000	1,097,879

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Charles River Laboratories International 144A 4.25%
5/1/28 #	1,160,000	$1,124,562
CHS 144A 6.625% 2/15/25 #	305,000	284,413
DaVita 5.125% 7/15/24	125,000	125,407
Encompass Health
4.75% 2/1/30	950,000	941,023
5.75% 11/1/24	101,000	102,106
HCA
5.375% 2/1/25	930,000	952,083
5.875% 2/1/29	350,000	371,437
Hill-Rom Holdings 144A 4.375% 9/15/27 #	400,000	397,417
Hologic 144A 4.625% 2/1/28 #	535,000	534,220
Tenet Healthcare 8.125% 4/1/22	360,000	342,122
		6,272,669
Insurance – 0.64%
AIA Group 144A 3.375% 4/7/30 #	200,000	202,442
Centene
144A 3.375% 2/15/30 #	530,000	494,887
144A 4.625% 12/15/29 #	360,000	363,798
144A 5.375% 8/15/26 #	830,000	855,937
GTCR AP Finance 144A 8.00% 5/15/27 #	16,000	14,857
HUB International 144A 7.00% 5/1/26 #	640,000	638,448
Molina Healthcare 144A 4.875% 6/15/25 #	175,000	172,155
USI 144A 6.875% 5/1/25 #	825,000	773,413
		3,515,937
Media – 0.06%
AMC Networks 5.00% 4/1/24	100,000	96,500
DISH DBS 5.00% 3/15/23	175,000	169,316
Midcontinent Communications 144A 5.375% 8/15/27 #	75,000	73,257
		339,073
Real Estate Investment Trusts – 0.08%
Crown Castle International 5.25% 1/15/23	225,000	238,937
HAT Holdings I 144A 5.25% 7/15/24 #	25,000	24,156
Ladder Capital Finance Holdings 144A 5.25% 10/1/25 #	175,000	145,520
MGM Growth Properties Operating Partnership 5.75%
2/1/27	50,000	43,688
		452,301
Services – 0.33%
Covanta Holding 5.875% 3/1/24	175,000	166,468
Greystar Real Estate Partners 144A 5.75% 12/1/25 #	200,000	182,506
Prime Security Services Borrower 144A 5.75% 4/15/26 #	968,000	954,082
Realogy Group 144A 9.375% 4/1/27 #	50,000	42,518

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Service Corp. International 4.625% 12/15/27	499,000	$502,477
		1,848,051
Technology – 0.10%
Global Payments
2.65% 2/15/25	200,000	198,648
3.20% 8/15/29	75,000	73,712
NXP 144A 4.875% 3/1/24 #	255,000	272,735
Oracle 2.95% 4/1/30	30,000	30,244
		575,339
Technology & Electronics – 0.70%
CDK Global 144A 5.25% 5/15/29 #	970,000	993,037
CommScope Technologies 144A 5.00% 3/15/27 #	340,000	297,525
Iron Mountain
144A 5.25% 3/15/28 #	530,000	526,475
5.75% 8/15/24	325,000	325,803
Sensata Technologies UK Financing 144A 6.25%
2/15/26 #	505,000	497,703
SS&C Technologies 144A 5.50% 9/30/27 #	1,100,000	1,140,563
VeriSign 4.75% 7/15/27	25,000	26,049
Verscend Escrow 144A 9.75% 8/15/26 #	50,000	50,285
		3,857,440
Transportation – 0.17%
DAE Funding 144A 5.75% 11/15/23 #	390,000	364,161
FedEx 4.05% 2/15/48	150,000	132,750
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #^	302,000	178,272
Union Pacific 3.25% 2/5/50	180,000	177,395
VistaJet Malta Finance 144A 10.50% 6/1/24 #	75,000	61,125
		913,703
Utilities – 0.93%
AEP Texas 3.45% 1/15/50	10,000	9,041
Calpine
144A 4.50% 2/15/28 #	135,000	131,355
144A 5.25% 6/1/26 #	780,000	746,435
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	178,102
Duke Energy 4.875%µψ	125,000	105,087
Duke Energy Indiana
2.75% 4/1/50	190,000	175,453
3.25% 10/1/49	150,000	152,304
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	575,000	495,099
Entergy Mississippi 2.85% 6/1/28	90,000	90,656
Entergy Texas 3.55% 9/30/49	185,000	190,191
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	241,599

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	749,000	$637,819
Nevada Power 3.125% 8/1/50	15,000	13,976
NextEra Energy Capital Holdings
2.90% 4/1/22	75,000	75,753
3.15% 4/1/24	110,000	112,777
PacifiCorp 3.50% 6/15/29	80,000	81,641
Southern California Edison
3.65% 2/1/50	30,000	29,278
4.00% 4/1/47	35,000	36,612
4.20% 3/1/29	150,000	159,798
4.875% 3/1/49	90,000	104,420
Southwestern Electric Power 4.10% 9/15/28	275,000	295,583
Vistra Operations
144A 5.00% 7/31/27 #	780,000	796,029
144A 5.50% 9/1/26 #	240,000	248,872
Xcel Energy 3.40% 6/1/30	15,000	15,236
		5,123,116
Total Corporate Bonds (cost $86,781,756)		80,651,426

Loan Agreement – 0.13%
Frontier Communications Tranche B-1 6/17/24 X	772,000	732,113
Total Loan Agreement (cost $750,973)		732,113

Municipal Bonds – 5.41%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	1,000,000	905,790
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/58 #	1,500,000	1,404,450
Chicago, Illinois
Series A 5.00% 1/1/44	2,000,000	2,008,600
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A
5.00% 12/1/54 #	1,000,000	845,810
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.00% 1/1/45	1,000,000	853,550
Illinois State
5.00% 11/1/29	2,250,000	2,332,440

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/46	2,250,000	$2,646,180
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron USA Project)
Series A 0.65% 12/1/30 ¤	1,000,000	1,000,000
Series L 0.65% 11/1/35 ¤	400,000	400,000
New Hampshire Business Finance Authority
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	944,380
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,500,000	4,337,505
New Jersey Transportation Trust Fund Authority
(Transportation Program) 4.00% 6/15/50	3,000,000	2,912,700
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,250,000	1,180,200
Series A-1 5.00% 7/1/58	2,500,000	2,437,375
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project) 5.50% 11/15/49	500,000	409,445
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	2,250,000	2,413,328
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	1,000,000	889,000
Washington Health Care Facilities Authority
(CommonSpirit Health) 4.00% 8/1/44	2,000,000	2,004,900
Total Municipal Bonds (cost $33,510,513)		29,925,653

Non-Agency Asset-Backed Securities – 0.12%
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23	500,000	503,650
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #	162,840	162,283
Total Non-Agency Asset-Backed Securities
(cost $666,128)		665,933

Non-Agency Commercial Mortgage-Backed Securities – 0.55%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	102,832
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	350,000	387,341

Schedules of investments
Delaware Total Return Fund

Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	350,000	$359,120
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	366,540
Series 2017-GS6 A3 3.433% 5/10/50	350,000	355,922
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	350,000	373,613
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	350,000	371,590
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	350,000	358,671
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	350,000	344,420
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,111,557)		3,020,049

Sovereign Bonds – 1.39%Δ
Azerbaijan – 0.14%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #	940,000	797,182
		797,182
Dominican Republic – 0.11%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	283,000	247,483
144A 6.00% 7/19/28 #	381,000	364,386
		611,869
El Salvador – 0.10%
El Salvador Government International Bond
144A 7.125% 1/20/50 #	398,000	310,042
144A 7.65% 6/15/35 #	249,000	214,216
		524,258
Gabon – 0.02%
Gabon Government International Bond 144A
6.625% 2/6/31 #	200,000	123,767
		123,767
Georgia – 0.06%
Georgia Government International Bond 6.875% 4/12/21	299,000	301,173
		301,173
Guatemala – 0.05%
Guatemala Government Bond 144A 4.875% 2/13/28 #	281,000	274,970
		274,970
Israel – 0.06%
Israel Government International Bond 2.75% 7/3/30	300,000	300,000
		300,000

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ivory Coast – 0.07%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #		306,000	$268,348
144A 6.875% 10/17/40 #	EUR	100,000	95,098
			363,446
Mexico – 0.04%
Mexican Bonos 7.75% 5/29/31	MXN	4,900,000	211,994
			211,994
Mongolia – 0.04%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		269,000	242,091
			242,091
Paraguay – 0.09%
Paraguay Government International Bond
144A 4.625% 1/25/23 #		257,000	260,858
144A 5.60% 3/13/48 #		223,000	229,692
			490,550
Peru – 0.21%
Peruvian Government International Bond 2.844% 6/20/30		1,092,000	1,162,480
			1,162,480
Republic of Vietnam – 0.04%
Vietnam Government International Bond 144A
4.80% 11/19/24 #		241,000	244,600
			244,600
Romania – 0.02%
Romanian Government International Bond 144A
3.375% 1/28/50 #	EUR	119,000	117,910
			117,910
Russia – 0.11%
Russian Foreign Bond – Eurobond 144A 4.25% 6/23/27 #		600,000	630,258
			630,258
Ukraine – 0.15%
Ukraine Government International Bond 144A
7.75% 9/1/21 #		877,000	846,928
			846,928
Uruguay – 0.01%
Uruguay Government International Bond 4.50% 8/14/24		69,000	73,485
			73,485

Schedules of investments
Delaware Total Return Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Uzbekistan – 0.07%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	374,000	$369,830
		369,830
Total Sovereign Bonds (cost $8,202,835)		7,686,791

Supranational Bank – 0.05%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	306,000	279,149
Total Supranational Bank (cost $306,000)		279,149

US Treasury Obligations – 0.28%
US Treasury Bond
4.50% 2/15/36	255,000	391,983
US Treasury Inflation
Indexed Note
0.125% 1/15/30	912,430	941,431
US Treasury Strip Principal
2.26% 5/15/44 ^	345,000	247,357
Total US Treasury Obligations (cost $1,490,198)		1,580,771

	Number of
	Shares
Preferred Stock – 0.14%
Bank of America 6.50% µ	735,000	775,936
Total Preferred Stock (cost $830,601)		775,936

Short-Term Investments – 4.01%
Money Market Mutual Funds – 4.01%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	4,436,397	4,436,397
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	4,436,397	4,436,397
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	4,436,397	4,436,397
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	4,436,397	4,436,397
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	4,436,397	4,436,397
Total Short-Term Investments (cost $22,181,985)		22,181,985
Total Value of Securities – 99.44%
(cost $629,917,689)		$550,427,074

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $67,617,743, which represents 12.22% of the Fund’s net assets. See Note 9 in “Notes to financial statements.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2020.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments
Delaware Total Return Fund

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(50,329)	USD	52,199	4/2/20	$—	$(94)
BNYM	DKK	(161,184)	USD	23,772	4/2/20	—	(41)
BNYM	EUR	(46,630)	USD	51,306	4/2/20	—	(124)
BNYM	JPY	(8,788,513)	USD	80,859	4/2/20	—	(880)
BNYM	SEK	1,600,959	USD	(161,871)	4/2/20	—	(29)
JPMCB	EUR	(100,000)	USD	112,252	6/12/20	1,649	—
JPMCB	EUR	(145,834)	USD	167,417	6/19/20	6,907	—
Total Foreign Currency Exchange Contracts						$8,556	$(1,168)

Futures Contracts

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
US Treasury
(25)	10 yr Notes	$(3,467,187)	$(3,348,410)	6/19/20	$(118,777)	$3,516

Swap Contracts
CDS Contracts2

						Variation
				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Brokers
Over-The-Counter/
Protection Purchases
Moody’s Ratings:
JPMCB-Mexico
3.60%
12/31/21 WR
6/20/25-
Quarterly	1,134,000	1.00%	$72,979	$84,702	$(11,723)	$—
JPMCB-Republic
of Indonesia
3.40%
9/18/29 Baa2
6/20/25-
Quarterly	830,000	1.00%	43,771	58,301	(14,530)	—
Total CDS Contracts			$116,750	$143,003	$(26,253)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($508).

Schedules of investments
Delaware Total Return Fund

Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CHF – Swiss Franc
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
EUR – Euro
FTSE – Financial Times Stock Exchange 100 Index
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Company
MSCI – Morgan Stanley Capital International
MXN – Mexican Peso
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – single family
SEK – Swedish Krona
SPDR – S&P Depositary Receipts
USD – US Dollar
Yr – Year

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of assets and liabilities
March 31, 2020 (Unaudited)

	Delaware	Delaware	Delaware
	Equity	Growth and	Growth
	Income Fund	Income Fund	Equity Fund
Assets:
Investments, at value[1]	$299,957,846	$972,735,918	$505,618,869
Cash	—	2,017,202	—
Receivable for securities sold	4,148,706	19,733,960	—
Dividends and interest receivable	793,560	2,592,836	288,646
Receivable for fund shares sold	123,612	420,346	179,437
Other assets	19,982	57,616	24,395
Total assets	305,043,706	997,557,878	506,111,347
Liabilities:
Due to custodian	683	—	910
Payable for securities purchased	3,258,442	12,646,032	—
Payable for fund shares redeemed	136,970	828,798	614,409
Custody fees payable	3,198	18,608	5,215
Distribution payable	46	178	—
Legal fees payable to non-affiliates	5,493	15,685	6,107
Investment management fees payable to
affiliates	173,804	541,313	276,149
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	78,787	292,670	186,500
Distribution fees payable to affiliates	67,012	217,194	87,635
Other accrued expenses	25,088	42,380	22,930
Audit and tax fees payable	17,713	17,712	17,713
Reports and statements to shareholders
expenses payable to non-affiliates	16,851	34,957	23,414
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	2,653	8,626	4,374
Trustees’ fees and expenses payable	2,457	7,952	3,897
Accounting and administration expenses
payable to affiliates	1,281	3,403	1,892
Legal fees payable to affiliates	657	2,126	1,041
Reports and statements to shareholders
expenses payable to affiliates	360	1,181	622
Total liabilities	3,791,495	14,678,815	1,252,808
Total Net Assets	$301,252,211	$982,879,063	$504,858,539

	Delaware	Delaware	Delaware
	Equity	Growth and	Growth
	Income Fund	Income Fund	Equity Fund
Net Assets Consist of:
Paid-in capital	$346,903,937	$1,137,369,256	$438,632,530
Total distributable earnings (loss)	(45,651,726)	(154,490,193)	66,226,009
Total Net Assets	$301,252,211	$982,879,063	$504,858,539

Net Asset Value
Class A:
Net assets	$299,726,442	$975,542,819	$402,372,754
Shares of beneficial interest outstanding,
unlimited authorization, no par	56,228,604	95,505,521	39,789,915
Net asset value per share	$5.33	$10.21	$10.11
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$5.66	$10.83	$10.73

Institutional Class*:
Net assets	$758,534	$3,888,954	$99,959,073
Shares of beneficial interest outstanding,
unlimited authorization, no par	141,297	379,113	9,646,122
Net asset value per share	$5.37	$10.26	$10.36

Class R6**:
Net assets	$767,235	$3,447,290	$2,526,712
Shares of beneficial interest outstanding,
unlimited authorization, no par	144,210	335,600	242,159
Net asset value per share	$5.32	$10.27	$10.43
____________________
[1] Investments, at cost	$353,702,086	$1,152,515,785	$460,337,473

*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Opportunity	Special	Global
	Fund	Situations Fund	Equity Fund
Assets:
Investments, at value[1]	$543,853,044	$272,731,126	$283,397,300
Foreign currencies, at value[2]	—	—	160,281
Foreign tax reclaims receivable	9,929	—	557,801
Dividends and interest receivable	1,050,249	556,053	758,319
Receivable for fund shares sold	224,442	141,957	31,161
Receivable for securities sold	—	1,843,007	2,898,007
Other assets	37,070	23,221	19,900
Total assets	545,174,734	275,295,364	287,822,769
Liabilities:
Due to custodian	1,327	683	607
Payable for securities purchased	664,336	593,610	2,888,368
Payable for fund shares redeemed	330,805	261,891	212,573
Custody fees payable	6,729	8,056	39,392
Unrealized loss on foreign currency
exchange contracts	—	—	15,814
Investment management fees payable to
affiliates	372,274	162,967	204,261
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	279,927	110,597	103,119
Distribution fees payable to affiliates	126,141	63,113	56,734
Reports and statements to shareholders
expenses payable to non-affiliates	37,687	22,880	16,725
Audit and tax fees payable	17,713	17,713	17,947
Other accrued expenses	14,350	31,044	24,052
Legal fees payable to non-affiliates	8,953	3,644	6,229
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	4,973	2,508	2,418
Trustees’ fees and expenses payable	4,952	2,558	2,103
Accounting and administration expenses
payable to affiliates	2,105	1,230	1,198
Legal fees payable to affiliates	1,325	685	562
Reports and statements to shareholders
expenses payable to affiliates	652	324	350
Total liabilities	1,874,249	1,283,503	3,592,452
Total Net Assets	$543,300,485	$274,011,861	$284,230,317

	Delaware	Delaware	Delaware
	Opportunity	Special	Global
	Fund	Situations Fund	Equity Fund
Net Assets Consist of:
Paid-in capital	$731,063,621	$392,915,443	$312,127,688
Total distributable earnings (loss)	(187,763,136)	(118,903,582)	(27,897,371)
Total Net Assets	$543,300,485	$274,011,861	$284,230,317

Net Asset Value
Class A:
Net assets	$539,885,879	$270,127,324	$263,993,043
Shares of beneficial interest outstanding,
unlimited authorization, no par	29,094,264	18,434,131	46,187,109
Net asset value per share	$18.56	$14.65	$5.72
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$19.69	$15.54	$6.07

Institutional Class*:
Net assets	$2,419,916	$1,820,980	$18,769,035
Shares of beneficial interest outstanding,
unlimited authorization, no par	124,681	121,246	3,145,248
Net asset value per share	$19.41	$15.02	$5.97

Class R6**:
Net assets	$994,690	$2,063,557	$1,468,239
Shares of beneficial interest outstanding,
unlimited authorization, no par	51,977	137,169	245,883
Net asset value per share	$19.14	$15.04	$5.97
____________________
[1] Investments, at cost	$722,846,339	$387,399,773	$313,543,098
[2] Foreign currencies, at cost	—	—	158,503

*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	International	Floating	Fund
	Fund	Rate II Fund	for Income
Assets:
Investments, at value[1]	$311,921,735	$66,322,654	$405,673,040
Foreign currencies, at value[2]	420,525	—	—
Cash	—	171,760	222,818
Receivable for securities sold	4,548,402	9,695,003	3,155,215
Dividends and interest receivable	850,304	181,359	5,818,585
Receivable for fund shares sold	92,464	16,396	61,204
Foreign tax reclaims receivable	688,594	—	—
Other assets	12,749	18,180	33,751
Total assets	318,534,773	76,405,352	414,964,613
Liabilities:
Due to custodian	22,488,307	—	—
Payable for securities purchased	3,211,010	10,115,804	13,141,010
Payable for fund shares redeemed	461,386	105,488	315,368
Custody fees payable	57,027	1,904	5,422
Unrealized loss on foreign currency
exchange contracts	24,718	—	—
Distribution payable	—	17,705	206,436
Investment management fees payable to affiliates	231,475	28,445	227,805
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	165,444	36,294	89,406
Distribution fees payable to affiliates	38,200	9,851	80,620
Other accrued expenses	22,931	12,590	26,533
Audit and tax fees payable	17,947	24,353	23,153
Reports and statements to shareholders expenses payable to non-affiliates	12,949	9,350	24,660
Legal fees payable to non-affiliates	4,727	2,298	6,185
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,699	610	3,387
Trustees’ fees and expenses payable	2,447	560	3,021
Accounting and administration expenses payable to affiliates	1,297	556	1,542
Legal fees payable to affiliates	654	150	807
Reports and statements to shareholders
expenses payable to affiliates	358	84	512
Total liabilities	26,743,576	10,366,042	14,155,867
Total Net Assets	$291,791,197	$66,039,310	$400,808,746

	Delaware	Delaware	Delaware
	International	Floating	Fund
	Fund	Rate II Fund	for Income
Net Assets Consist of:
Paid-in capital	$337,497,815	$80,313,521	$497,968,232
Total distributable earnings (loss)	(45,706,618)	(14,274,211)	(97,159,486)
Total Net Assets	$291,791,197	$66,039,310	$400,808,746

Net Asset Value
Class A:
Net assets	$176,754,279	$43,741,815	$365,482,370
Shares of beneficial interest outstanding,
unlimited authorization, no par	16,454,257	5,128,143	170,324,455
Net asset value per share	$10.74	$8.53	$2.15
Sales charge	5.75%	2.75%	4.00%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$11.40	$8.77	$2.24

Institutional Class*:
Net assets	$114,325,870	$22,249,104	$34,190,677
Shares of beneficial interest outstanding,
unlimited authorization, no par	10,382,411	2,611,520	16,052,930
Net asset value per share	$11.01	$8.52	$2.13

Class R6**:
Net assets	$711,048	$48,391	$1,135,699
Shares of beneficial interest outstanding,
unlimited authorization, no par	64,249	5,666	526,691
Net asset value per share	$11.07	$8.54	$2.16
____________________
[1] Investments, at cost	$354,658,637	$73,616,082	$446,381,989
[2] Foreign currencies, at cost	415,875	—	—
*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

		Delaware
	Delaware	International	Delaware
	Government Cash	Opportunities	Investment
	Management Fund	Bond Fund	Grade Fund
Assets:
Investments, at value[1]	$172,290,833	$45,418,066	$280,326,731
Cash	32,479,016	—	74,611
Cash collateral for derivatives	—	21,533	213,675
Foreign currencies, at value[2]	—	1,500,073	—
Receivable for fund shares sold	381,255	22,489	35,997
Dividends and interest receivable	2,739	212,232	2,238,360
Receivable for securities sold	—	4,289,689	5,807,838
Variation margin due from HSBC on futures contracts	—	18,777	—
Unrealized gain on foreign currency exchange contracts	—	392,404	—
Foreign tax reclaims receivable	—	126,772	—
Other assets	4,781	4,781	19,124
Total assets	205,158,624	52,006,816	288,716,336

		Delaware
	Delaware	International	Delaware
	Government Cash	Opportunities	Investment
	Management Fund	Bond Fund	Grade Fund
Liabilities:
Due to custodian	$—	$3,476,819	$—
Payable for securities purchased	2,999,994	—	7,579,981
Payable for fund shares redeemed	2,850,903	54,327	277,385
Distribution payable	4,337	832	45,219
Custody fees payable	3,548	9,155	5,278
Unrealized loss on foreign currency exchange contracts	—	61,616	—
Variation margin due to HSBC on futures contracts	—	—	14,766
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	37,547	40,207	57,509
Investment management fees payable to affiliates	26,997	53,806	143,057
Audit and tax fees payable	18,338	24,213	23,152
Reports and statements to shareholders expenses payable to non-affiliates	11,698	10,666	19,185
Legal fees payable to non-affiliates	2,252	1,833	5,232
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,603	621	2,439
Trustees’ fees and expenses payable	1,219	530	2,156
Accounting and administration expenses payable to affiliates	908	559	1,205
Legal fees payable to affiliates	325	142	576
Reports and statements to shareholders expenses payable to affiliates	253	63	362
Other accrued expenses	148	1,281	20,256
Distribution fees payable	—	7,128	61,051
Total liabilities	5,960,070	3,743,798	8,258,809
Total Net Assets	$199,198,554	$48,263,018	$280,457,527

Net Assets Consist of:
Paid-in capital	$199,198,554	$74,480,762	$300,214,286
Total distributable earnings (loss)	—	(26,217,744)	(19,756,759)
Total Net Assets	$199,198,554	$48,263,018	$280,457,527

Statements of assets and liabilities

		Delaware
	Delaware	International	Delaware
	Government Cash	Opportunities	Investment
	Management Fund	Bond Fund	Grade Fund
Net Asset Value
Class A:
Net assets	$199,188,502	$31,862,320	$277,323,330
Shares of beneficial interest outstanding,
unlimited authorization, no par	199,188,541	3,839,988	30,869,424
Net asset value per share	$1.00	$8.30	$8.98
Sales charge	—	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$1.00	$8.69	$9.40

Institutional Class*:
Net assets	$10,052	$16,326,172	$2,228,217
Shares of beneficial interest outstanding,
unlimited authorization, no par	10,052	1,942,673	246,630
Net asset value per share	$1.00	$8.40	$9.03

Class R6**:
Net assets	$—	$74,526	$905,980
Shares of beneficial interest outstanding,
unlimited authorization, no par	—	8,773	100,533
Net asset value per share	$—	$8.49	$9.01
____________________
[1] Investments, at cost	$172,290,833	$46,356,165	$298,517,877
[2] Foreign currencies, at cost	—	$1,446,732	—
*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware
	Limited	Delaware	Delaware
	Duration	Strategic	Covered Call
	Bond Fund	Income II Fund	Strategy Fund
Assets:
Investments, at value[1]	$189,455,489	$98,079,650	$182,418,412
Cash	—	52,457	—
Cash collateral for derivatives	—	28,490	—
Receivable for securities sold	1,907,586	2,849,947	6,834,935
Dividends and interest receivable	842,463	853,171	207,829
Receivable for fund shares sold	58,292	26,718	44,839
Variation margin due from HSBC on
futures contracts	—	1,969	—
Foreign tax reclaims receivable	—	—	13,244
Other assets	10,216	4,822	11,236
Total assets	192,274,046	101,897,224	189,530,495
Liabilities:
Options written, at value[2]	—	—	12,069,317
Due to custodian	455	—	379
Payable for fund shares redeemed	136,867	89,728	155,409
Distribution payable	18,947	16,275	17
Payable for securities purchased	—	704,463	5,868,311
Investment management fees payable to
affiliates	59,368	50,518	106,633
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	53,646	18,181	72,441
Distribution fees payable to affiliates	23,418	23,030	29,491
Audit and tax fees payable	23,152	14,877	19,837
Other accrued expenses	17,928	9,306	8,332
Reports and statements to shareholders
expenses payable to non-affiliates	15,459	7,316	11,492
Custody fees payable	4,657	1,069	1,167
Legal fees payable to non-affiliates	3,101	1,809	4,491
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	1,655	911	1,530
Trustees’ fees and expenses payable	1,421	812	1,439
Accounting and administration expenses
payable to affiliates	927	662	882
Legal fees payable to affiliates	380	976	385
Reports and statements to shareholders
expenses payable to affiliates	245	130	206
Total liabilities	361,626	940,063	18,351,759

Statements of assets and liabilities

	Delaware
	Limited	Delaware	Delaware
	Duration	Strategic	Covered Call
	Bond Fund	Income II Fund	Strategy Fund
Total Net Assets	$191,912,420	$100,957,161	$171,178,736

Net Assets Consist of:
Paid-in capital	$227,050,357	$123,325,987	$188,781,327
Total distributable earnings (loss)	(35,137,937)	(22,368,826)	(17,602,591)
Total Net Assets	$191,912,420	$100,957,161	$171,178,736

Net Asset Value
Class A:
Net assets	$181,119,221	$100,598,810	$129,033,313
Shares of beneficial interest outstanding,
unlimited authorization, no par	19,700,504	12,236,103	13,903,904
Net asset value per share	$9.19	$8.22	$9.28
Sales charge	2.75%	4.50%	5.75%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$9.45	$8.61	$9.85

Institutional Class*:
Net assets	$10,390,593	$358,351	$41,266,367
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,126,982	43,619	4,457,827
Net asset value per share	$9.22	$8.22	$9.26

Class R6**:
Net assets	$402,606	$—	$879,056
Shares of beneficial interest outstanding,
unlimited authorization, no par	43,590	—	95,761
Net asset value per share	$9.24	$—	$9.18
____________________
[1] Investments, at cost	$190,721,685	$111,311,763	$185,093,989
[2] Premium received	—	—	(9,415,978)
*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

	Delaware
	Hedged	Delaware	Delaware
	U.S. Equity	Premium	Total
	Opportunities Fund	Income Fund	Return Fund
Assets:
Investments, at value[1]	$74,196,439	$93,404,386	$550,427,074
Cash collateral for derivatives	2,006,226	—	50,875
Cash	84,683	—	269,050
Foreign currencies, at value[2]	—	—	12,883
Receivable for securities sold	596,622	642,209	5,587,516
Dividends and interest receivable	90,408	154,710	2,828,199
Variation margin due from HSBC on
futures contracts	—	—	3,516
Variation margin due from Morgan
Stanley on futures contracts	75,608	—	—
Receivable for fund shares sold	30,280	14,532	96,063
Unrealized gain on foreign currency
exchange contracts	27,821	—	8,556
Foreign tax reclaims receivable	5,731	—	23,857
Upfront payments paid on credit default
swap contracts	—	—	143,003
Other assets	5,108	3,168	29,462
Total assets	77,118,926	94,219,005	559,480,054

Statements of assets and liabilities

	Delaware
	Hedged	Delaware	Delaware
	U.S. Equity	Premium	Total
	Opportunities Fund	Income Fund	Return Fund
Liabilities:
Options written, at value[3]	$800,690	$11,308,347	$—
Due to custodian	54,238	2,350	—
Payable for securities purchased	558,693	1,258,518	4,790,860
Payable for fund shares redeemed	246,570	150,992	371,411
Custody fees payable	15,143	799	20,960
Unrealized depreciation on foreign
currency exchange contracts	27	—	1,168
Annual protection payments on credit
default swap contracts	—	—	655
Distribution payable	—	7	—
Unrealized depreciation on credit default
swap contracts	—	—	26,253
Investment management fees payable to
affiliates	67,828	41,602	319,800
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	34,715	39,575	148,366
Audit and tax fees payable	20,898	19,837	24,118
Reports and statements to shareholders
expenses payable to non-affiliates	13,579	4,086	42,450
Distribution fees payable to affiliates	12,476	8,605	123,714
Other accrued expenses	9,978	12,695	58,492
Legal fees payable to non-affiliates	2,525	2,304	11,101
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	664	735	4,890
Trustees’ fees and expenses payable	596	689	4,464
Accounting and administration expenses
payable to affiliates	575	600	2,076
Legal fees payable to affiliates	159	184	1,953
Reports and statements to shareholders
expenses payable to affiliates	94	101	688
Total liabilities	1,839,448	12,852,026	5,953,419
Total Net Assets	$75,279,478	$81,366,979	$553,526,635

	Delaware
	Hedged	Delaware	Delaware
	U.S. Equity	Premium	Total
	Opportunities Fund	Income Fund	Return Fund
Net Assets Consist of:
Paid-in capital	$67,369,175	$101,929,241	$631,020,629
Total distributable earnings (loss)	7,910,303	(20,562,262)	(77,493,994)
Total Net Assets	$75,279,478	$81,366,979	$553,526,635

Net Asset Value
Class A:
Net assets	$55,979,401	$37,057,096	$551,947,680
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,917,347	4,508,503	43,828,250
Net asset value per share	$9.46	$8.22	$12.59
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net
asset value per share / (1 – sales
charge)	$10.04	$8.72	$13.36

Institutional Class*:
Net assets	$19,195,880	$44,273,947	$498,951
Shares of beneficial interest outstanding,
unlimited authorization, no par	2,000,363	5,383,580	39,451
Net asset value per share	$9.60	$8.22	$12.65

Class R6**:
Net assets	$104,197	$35,936	$1,080,004
Shares of beneficial interest outstanding,
unlimited authorization, no par	10,862	8,260	85,180
Net asset value per share	$9.59	$4.35	$12.68
____________________
[1] Investments, at cost	$78,084,596	$123,557,708	$629,917,689
[2] Foreign currencies, at cost	—	—	12,879
[3] Premium received	(842,722)	(19,880,764)	—
*On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended March 31, 2020 (Unaudited)

	Delaware	Delaware	Delaware
	Equity	Growth and	Growth
	Income Fund	Income Fund	Equity Fund
Investment Income:
Dividends	$5,994,126	$19,145,346	$3,162,865
Interest	20,144	46,728	7,799
	6,014,270	19,192,074	3,170,664
Expenses:
Management fees	1,378,075	4,123,488	2,032,391
Distribution expenses — Class A	524,813	1,672,506	619,106
Dividend disbursing and transfer agent
fees and expenses	328,446	1,085,698	557,851
Registration fees	62,855	82,162	62,400
Accounting and administration expenses	51,557	124,126	68,236
Reports and statements to shareholders
expenses	43,739	130,235	74,491
Trustees’ fees and expenses	17,795	56,747	25,839
Audit and tax fees	17,713	17,712	17,713
Legal fees	12,956	36,800	16,340
Custodian fees	6,872	31,410	13,119
Other	8,026	26,891	21,373
	2,452,847	7,387,775	3,508,859
Less expenses waived	(651)	(2,003)	(26,382)
Less expenses paid indirectly	(1,530)	(5,132)	(4,831)
Total operating expenses	2,450,666	7,380,640	3,477,646
Net Investment Income (Loss)	3,563,604	11,811,434	(306,982)

Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	104,925,193	356,867,588	26,629,011
Net change in unrealized appreciation
(depreciation) of investments	(194,283,350)	(645,997,531)	(59,429,096)
Net Realized and Unrealized Loss	(89,358,157)	(289,129,943)	(32,800,085)
Net Decrease in Net Assets Resulting
from Operations	$(85,794,553)	$(277,318,509)	$(33,107,067)

See accompanying notes, which are an integral part of the financial statements.

	Delaware	Delaware	Delaware
	Opportunity	Special	Global
	Fund	Situations Fund	Equity Fund
Investment Income:
Dividends	$8,445,706	$4,805,450	$3,554,438
Interest	27,910	19,396	1,970
Foreign tax withheld	(4,432)	—	(234,316)
	8,469,184	4,824,846	3,322,092
Expenses:
Management fees	3,069,176	1,656,918	1,516,795
Distribution expenses — Class A	1,041,429	539,983	398,598
Dividend disbursing and transfer agent
fees and expenses	848,344	455,002	348,496
Reports and statements to shareholders
expenses	93,265	67,846	50,301
Accounting and administration expenses	84,041	52,930	46,363
Registration fees	67,522	60,968	60,409
Trustees’ fees and expenses	35,382	18,666	15,599
Legal fees	22,344	11,421	12,944
Custodian fees	18,090	15,101	37,473
Audit and tax fees	17,728	17,724	30,704
Other	17,352	10,743	12,362
	5,314,673	2,907,302	2,530,044
Less expenses waived	(192,342)	(74,268)	(60,253)
Less expenses paid indirectly	(6,133)	(2,439)	—
Total operating expenses	5,116,198	2,830,595	2,469,791
Net Investment Income	3,352,986	1,994,251	852,301

Statements of operations

	Delaware	Delaware	Delaware
	Opportunity	Special	Global
	Fund	Situations Fund	Equity Fund
Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on:
Investments	$161,499,140	$22,612,585	$58,191,744
Foreign currencies	—	—	306,203
Foreign currency exchange contracts	—	—	(285,130)
Net realized gain	161,499,140	22,612,585	58,212,817

Net change in unrealized appreciation
(depreciation) of:
Investments	(408,142,219)	(160,006,100)	(94,107,004)
Foreign currencies	—	—	37,400
Foreign currency exchange contracts	—	—	(15,814)
Net change in unrealized appreciation
(depreciation)	(408,142,219)	(160,006,100)	(94,085,418)
Net Realized and Unrealized Loss	(246,643,079)	(137,393,515)	(35,872,601)
Net Decrease in Net Assets Resulting
from Operations	$(243,290,093)	$(135,399,264)	$(35,020,300)

See accompanying notes, which are an integral part of the financial statements.

	Delaware	Delaware	Delaware
	International	Floating	Fund
	Fund	Rate II Fund	for Income
Investment Income:
Dividends	$3,589,491	$36,671	$142,031
Interest	19,807	2,383,109	13,718,244
Foreign tax withheld	(351,064)	—	—
	3,258,234	2,419,780	13,860,275
Expenses:
Management fees	1,738,758	217,965	1,524,146
Distribution expenses — Class A	280,449	69,372	549,316
Dividend disbursing and transfer agent
fees and expenses	418,341	97,336	402,390
Registration fees	60,579	46,635	41,940
Custodian fees	52,493	1,641	12,817
Accounting and administration expenses	50,429	25,646	55,189
Reports and statements to shareholders
expenses	47,327	17,801	64,984
Audit and tax fees	30,704	24,353	23,153
Trustees’ fees and expenses	17,121	4,015	20,101
Legal fees	11,815	4,740	14,457
Other	10,435	2,504	36,565
	2,718,451	512,008	2,745,058
Less expenses waived	(28)	(62,590)	(1,022)
Less expenses paid indirectly	(1,478)	(1,428)	(4,908)
Total operating expenses	2,716,945	447,990	2,739,128
Net Investment Income	541,289	1,971,790	11,121,147

Statements of operations

	Delaware	Delaware	Delaware
	International	Floating	Fund
	Fund	Rate II Fund	for Income
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$73,314,887	$(2,964,314)	$(8,851,628)
Foreign currencies	523,368	—	—
Foreign currency exchange contracts	(337,974)	—	—
Swap contracts	—	(52,031)	—
Net realized gain (loss)	73,500,281	(3,016,345)	(8,851,628)
Net change in unrealized appreciation
(depreciation) of:
Investments	(126,044,529)	(6,270,003)	(47,214,612)
Foreign currencies	104,400	—	—
Foreign currency exchange contracts	(24,718)	—	—
Net change in unrealized appreciation
(depreciation)	(125,964,847)	(6,270,003)	(47,214,612)
Net Realized and Unrealized Loss	(52,464,566)	(9,286,348)	(56,066,240)
Net Decrease in Net Assets Resulting
from Operations	$(51,923,277)	$(7,314,558)	$(44,945,093)

See accompanying notes, which are an integral part of the financial statements.

		Delaware
	Delaware	International	Delaware
	Government Cash	Opportunities	Investment
	Management Fund	Bond Fund	Grade Fund
Investment Income:
Interest	$1,392,127	$576,715	$5,026,498
Dividends	—	19,090	37,031
Foreign tax withheld	—	3,813	—
	1,392,127	599,618	5,063,529
Expenses:
Management fees	411,369	311,548	836,775
Distribution expenses — Class A	—	46,920	408,798
Dividend disbursing and transfer agent
fees and expenses	238,540	100,300	280,620
Registration fees	33,622	30,110	48,407
Accounting and administration expenses	28,895	25,178	44,612
Reports and statements to shareholders
expenses	19,937	23,661	51,390
Audit and tax fees	18,338	24,213	23,153
Trustees’ fees and expenses	7,068	3,773	14,636
Legal fees	5,120	4,154	11,549
Custodian fees	4,905	6,690	10,278
Other	1,756	10,333	21,578
	769,550	586,880	1,751,796
Less expenses waived	(270,630)	(72,814)	(18,298)
Less expenses paid indirectly	—	—	(3,256)
Total operating expenses	498,920	514,066	1,730,242
Net Investment Income	893,207	85,552	3,333,287

Statements of operations

		Delaware
	Delaware	International	Delaware
	Government Cash	Opportunities	Investment
	Management Fund	Bond Fund	Grade Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$—	$(1,249,876)	$26,248,037
Foreign currencies	—	(12,698,179)	—
Foreign currency exchange contracts	—	(1,304,570)	—
Futures contracts	—	(7,394)	446,575
Options purchased	—	211,219	—
Net realized gain (loss)	—	(15,048,800)	26,694,612
Net change in unrealized appreciation
(depreciation) of:
Investments	—	11,187,818	(45,465,658)
Foreign currencies	—	49,005	—
Foreign currency exchange contracts	—	1,312,828	—
Futures contracts	—	37,484	643,686
Net change in unrealized appreciation
(depreciation)	—	12,587,135	(44,821,972)
Net Realized and Unrealized Loss	—	(2,461,665)	(18,127,360)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$893,207	$(2,376,113)	$(14,794,073)

See accompanying notes, which are an integral part of the financial statements.

	Delaware
	Limited	Delaware	Delaware
	Duration	Strategic	Covered Call
	Bond Fund	Income II Fund	Strategy Fund
Investment Income:
Interest	$2,817,423	$2,389,939	$—
Dividends	17,875	118,234	3,166,879
	2,835,298	2,508,173	3,166,879
Expenses:
Management fees	562,757	334,912	991,257
Distribution expenses — Class A	251,820	155,616	233,706
Dividend disbursing and transfer agent
fees and expenses	216,356	93,652	221,749
Registration fees	51,093	31,409	51,019
Reports and statements to shareholders
expenses	38,201	15,509	25,879
Accounting and administration expenses	36,629	28,416	38,670
Audit and tax fees	23,152	14,878	19,841
Trustees’ fees and expenses	10,580	5,274	10,501
Legal fees	9,658	6,322	9,393
Custodian fees	6,360	3,041	4,112
Other	15,453	11,560	5,959
	1,222,059	700,589	1,612,086
Less expenses waived	(298,371)	—	(43,019)
Less waived distribution
expenses — Class A	(98,314)	—	—
Less expenses paid indirectly	(2,976)	(2,445)	(1,926)
Total operating expenses	822,398	698,144	1,567,141
Net Investment Income	2,012,900	1,810,029	1,599,738

Statements of operations

	Delaware
	Limited	Delaware	Delaware
	Duration	Strategic	Covered Call
	Bond Fund	Income II Fund	Strategy Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$4,560,876	$(4,664,791)	$18,539,436
Foreign currencies	—	8,213	—
Futures contracts	—	144,113	—
Options written	—	—	(6,172,376)
Net realized gain (loss)	4,560,876	(4,512,465)	12,367,060
Net change in unrealized appreciation
(depreciation) of:
Investments	(6,101,720)	(8,898,010)	(60,879,863)
Foreign currencies	—	(2,091)	—
Futures contracts	—	(36,984)	—
Options written	—	—	609,849
Net change in unrealized appreciation
(depreciation)	(6,101,720)	(8,937,085)	(60,270,014)
Net Realized and Unrealized Loss	(1,540,844)	(13,449,550)	(47,902,954)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$472,056	$(11,639,521)	$(46,303,216)

See accompanying notes, which are an integral part of the financial statements.

	Delaware
	Hedged	Delaware	Delaware
	U.S. Equity	Premium	Total
	Opportunities Fund	Income Fund	Return Fund
Investment Income:
Dividends	$850,858	$1,925,514	$7,162,812
Interest	33,084	—	4,203,620
Foreign tax withheld	(3,489)	(2,160)	(31,597)
	880,453	1,923,354	11,334,835
Expenses:
Management fees	575,465	452,170	2,315,725
Distribution expenses — Class A	88,576	66,980	905,854
Dividend disbursing and transfer agent
fees and expenses	93,228	94,811	625,366
Registration fees	47,940	53,902	60,703
Reports and statements to shareholders
expenses	29,425	5,947	100,613
Accounting and administration expenses	26,469	27,560	75,323
Audit and tax fees	21,124	19,844	24,134
Custodian fees	20,835	2,087	43,297
Legal fees	5,322	3,800	25,011
Trustees’ fees and expenses	4,530	4,835	31,009
Other	5,645	1,551	52,486
	918,559	733,487	4,259,521
Less expenses waived	(114,207)	(65,074)	(723)
Less expenses paid indirectly	(13,390)	(1,174)	(18,866)
Total operating expenses	790,962	667,239	4,239,932
Net Investment Income	89,491	1,256,115	7,094,903

Statements of operations

	Delaware
	Hedged	Delaware	Delaware
	U.S. Equity	Premium	Total
	Opportunities Fund	Income Fund	Return Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,300,992	112,390	107,847,243
Foreign currencies	44,196	—	13,165
Foreign currency exchange contracts	43,323	—	(91,936)
Futures contracts	4,203,335	—	(241,535)
Options purchased	3,014,405	—	—
Options written	(2,172,349)	1,290,896	—
Swap contracts	—	—	247,262
Net realized gain	18,433,902	1,403,286	107,774,199
Net change in unrealized appreciation
(depreciation) of:
Investments	(24,832,529)	(33,156,926)	(231,369,975)
Foreign currencies	(1,168)	—	(1,485)
Foreign currency exchange contracts	7,771	—	7,388
Futures contracts	(969,560)	—	(118,777)
Options purchased	(62,987)	—	—
Options written	(392,280)	12,565,936	—
Swap contracts	—	—	(26,761)
Net change in unrealized appreciation
(depreciation)	(26,250,753)	(20,590,990)	(231,509,610)
Net Realized and Unrealized Loss	(7,816,851)	(19,187,704)	(123,735,411)
Net Decrease in Net Assets Resulting
from Operations	$(7,727,360)	$(17,931,589)	$(116,640,508)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Equity Income Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,563,604	$8,879,846
Net realized gain	104,925,193	33,813,012
Net change in unrealized appreciation (depreciation)	(194,283,350)	(38,030,962)
Net increase (decrease) in net assets resulting from
operations	(85,794,553)	4,661,896

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(130,089,227)	(67,899,359)
Class B*	—	(286,459)
Institutional Class**	(326,346)	(9,736,043)
Class R6***	(378,413)	(284,978)
	(130,793,986)	(78,206,839)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,843,168	41,356,189
Class B*	—	93,212
Institutional Class**	353,493	9,803,002
Class R6***	157,909	1,785,192

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	128,580,422	66,810,971
Class B*	—	286,459
Institutional Class**	301,625	9,664,501
Class R6***	378,413	284,977
	144,615,030	130,084,503

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(96,851,528)	$(124,019,685)
Class B*	—	(2,586,603)
Institutional Class**	(1,183,388)	(86,468,280)
Class R6***	(569,476)	(2,892,185)
	(98,604,392)	(215,966,753)
Increase (Decrease) in net assets derived from capital share
transactions	46,010,638	(85,882,250)
Net Decrease in Net Assets	(170,577,901)	(159,427,193)

Net Assets:
Beginning of period	471,830,112	631,257,305
End of period	$301,252,211	$471,830,112

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Growth and Income Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,811,434	$22,841,340
Net realized gain	356,867,588	191,416,436
Net change in unrealized appreciation (depreciation)	(645,997,531)	(189,978,012)
Net increase (decrease) in net assets resulting from
operations	(277,318,509)	24,279,764

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(482,570,022)	(285,704,754)
Class B*	—	(2,023,413)
Institutional Class**	(2,819,757)	(25,839,515)
Class R6***	(1,873,607)	(1,676,586)
	(487,263,386)	(315,244,268)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,713,427	104,698,583
Class B*	—	320,127
Institutional Class**	2,123,209	92,583,930
Class R6***	244,901	709,788

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	478,472,427	282,926,826
Class B*	—	2,019,655
Institutional Class**	2,760,247	25,657,982
Class R6***	1,873,606	1,676,586
	523,187,817	510,593,477

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(247,140,492)	$(313,279,311)
Class B*	—	(11,984,237)
Institutional Class**	(18,763,759)	(215,436,743)
Class R6***	(1,409,254)	(6,215,502)
	(267,313,505)	(546,915,793)
Increase (Decrease) in net assets derived from capital share
transactions	255,874,312	(36,322,316)
Net Decrease in Net Assets	(508,707,583)	(327,286,820)

Net Assets:
Beginning of period	1,491,586,646	1,818,873,466
End of period	$982,879,063	$1,491,586,646

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Growth Equity Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(306,982)	$1,760,472
Net realized gain	26,629,011	59,410,250
Net change in unrealized appreciation (depreciation)	(59,429,096)	(106,507,568)
Net decrease in net assets resulting from operations	(33,107,067)	(45,336,846)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(51,256,384)	(26,782,811)
Class B*	—	(154,240)
Institutional Class**	(14,562,190)	(9,136,425)
Class R6***	(406,462)	(308,565)
	(66,225,036)	(36,382,041)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,329,867	91,999,515
Class B*	—	165,997
Institutional Class**	13,741,320	118,768,769
Class R6***	152,565	1,197,203

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	50,798,612	26,527,802
Class B*	—	150,066
Institutional Class**	14,146,829	9,075,112
Class R6***	406,461	308,565
	105,575,654	248,193,029

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(103,815,400)	$(120,862,330)
Class B*	—	(2,962,433)
Institutional Class**	(50,708,849)	(159,103,061)
Class R6***	(1,560,115)	(4,543,171)
	(156,084,364)	(287,470,995)
Decrease in net assets derived from capital share transactions	(50,508,710)	(39,277,966)
Net Decrease in Net Assets	(149,840,813)	(120,996,853)

Net Assets:
Beginning of period	654,699,352	775,696,205
End of period	$504,858,539	$654,699,352

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Opportunity Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,352,986	$3,693,300
Net realized gain	161,499,140	107,728,650
Net change in unrealized appreciation (depreciation)	(408,142,219)	(108,217,293)
Net increase (decrease) in net assets resulting from
operations	(243,290,093)	3,204,657

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(260,597,869)	(89,968,893)
Class B*	—	(687,500)
Institutional Class**	(1,436,450)	(13,689,378)
Class R6***	(621,869)	(437,316)
	(262,656,188)	(104,783,087)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,870,397	85,847,163
Class B*	—	202,837
Institutional Class**	965,028	25,710,508
Class R6***	211,095	652,202

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	258,629,421	89,198,488
Class B*	—	684,857
Institutional Class**	1,387,018	13,608,679
Class R6***	621,869	437,316
	288,684,828	216,342,050

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(158,506,360)	$(184,561,093)
Class B*	—	(6,188,675)
Institutional Class**	(7,850,775)	(163,748,110)
Class R6***	(1,082,844)	(4,052,940)
	(167,439,979)	(358,550,818)
Increase (Decrease) in net assets derived from capital share
transactions	121,244,849	(142,208,768)
Net Decrease in Net Assets	(384,701,432)	(243,787,198)

Net Assets:
Beginning of period	928,001,917	1,171,789,115
End of period	$543,300,485	$928,001,917

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Special Situations Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,994,251	$2,546,193
Net realized gain	22,612,585	37,166,502
Net change in unrealized appreciation (depreciation)	(160,006,100)	(110,118,154)
Net decrease in net assets resulting from operations	(135,399,264)	(70,405,459)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(61,185,168)	(69,289,188)
Class B*	—	(397,669)
Institutional Class**	(770,700)	(16,747,438)
Class R6***	(512,755)	(988,798)
	(62,468,623)	(87,423,093)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,129,987	57,725,267
Class B*	—	105,962
Institutional Class**	482,169	27,517,981
Class R6***	133,462	675,600

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	60,626,902	68,590,690
Class B*	—	395,996
Institutional Class**	762,955	16,649,603
Class R6***	512,756	987,844
	79,648,231	172,648,943

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(89,880,653)	$(104,992,077)
Class B*	—	(2,429,549)
Institutional Class**	(9,950,166)	(142,584,431)
Class R6***	(889,873)	(5,468,146)
	(100,720,692)	(255,474,203)
Decrease in net assets derived from capital share transactions	(21,072,461)	(82,825,260)
Net Decrease in Net Assets	(218,940,348)	(240,653,812)

Net Assets:
Beginning of period	492,952,209	733,606,021
End of period	$274,011,861	$492,952,209

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Equity Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$852,301	$3,967,886
Net realized gain (loss)	58,212,817	(6,888,442)
Net change in unrealized appreciation (depreciation)	(94,085,418)	(4,967,086)
Net decrease in net assets resulting from operations	(35,020,300)	(7,887,642)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(47,492,756)	(43,940,031)
Class B*	—	(324,786)
Institutional Class**	(3,789,098)	(25,969,559)
Class R6***	(280,865)	(407,474)
	(51,562,719)	(70,641,850)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,948,014	27,819,062
Class B*	—	77,755
Institutional Class**	3,366,869	118,947,331
Class R6***	149,897	357,949

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	46,817,307	43,193,288
Class B*	—	324,786
Institutional Class**	3,775,915	25,895,633
Class R6***	280,865	407,474
	62,338,867	217,023,278

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,128,243)	$(68,689,497)
Class B*	—	(2,265,919)
Institutional Class**	(57,556,733)	(271,864,556)
Class R6***	(456,031)	(2,717,006)
	(113,141,007)	(345,536,978)
Decrease in net assets derived from capital share transactions	(50,802,140)	(128,513,700)
Net Decrease in Net Assets	(137,385,159)	(207,043,192)

Net Assets:
Beginning of period	421,615,476	628,658,668
End of period	$284,230,317	$421,615,476

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$541,289	$1,137,496
Net realized gain	73,500,281	21,649,781
Net change in unrealized appreciation (depreciation)	(125,964,847)	6,761,884
Net increase (decrease) in net assets resulting from
operations	(51,923,277)	29,549,161

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(49,806,206)	(16,053,838)
Class B*	—	(72,818)
Institutional Class**	(40,763,845)	(8,663,047)
Class R6***	(265,507)	(183,424)
	(90,835,558)	(24,973,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,915,832	30,633,200
Class B*	—	34,643
Institutional Class**	18,228,886	138,845,397
Class R6***	72,039	333,252

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	49,436,814	15,918,971
Class B*	—	72,635
Institutional Class**	40,743,288	8,630,971
Class R6***	265,507	183,425
	118,662,366	194,652,494

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(52,381,648)	$(59,056,317)
Class B*	—	(1,289,492)
Institutional Class**	(81,514,764)	(86,942,993)
Class R6***	(589,121)	(2,625,255)
	(134,485,533)	(149,914,057)
Increase (Decrease) in net assets derived from capital share
transactions	(15,823,167)	44,738,437
Net Increase (Decrease) in Net Assets	(158,582,002)	49,314,471

Net Assets:
Beginning of period	450,373,199	401,058,728
End of period	$291,791,197	$450,373,199

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Floating Rate II Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,971,790	$8,274,311
Net realized loss	(3,016,345)	(231,419)
Net change in unrealized appreciation (depreciation)	(6,270,003)	(2,650,231)
Net increase (decrease) in net assets resulting from
operations	(7,314,558)	5,392,661

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,274,645)	(2,770,276)
Institutional Class*	(812,328)	(4,436,212)
Class R6**	(7,630)	(1,069,434)
	(2,094,603)	(8,275,922)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,244,734	19,796,406
Institutional Class*	5,696,171	55,959,610
Class R6**	37,547	3,204,376

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,191,818	2,621,576
Institutional Class*	808,682	4,303,144
Class R6**	7,564	30,284
	10,986,516	85,915,396

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,073,121)	$(25,931,302)
Institutional Class*	(21,160,800)	(162,934,169)
Class R6**	(479,557)	(34,376,234)
	(40,713,478)	(223,241,705)
Decrease in net assets derived from capital share transactions	(29,726,962)	(137,326,309)
Net Decrease in Net Assets	(39,136,123)	(140,209,570)

Net Assets:
Beginning of period	105,175,433	245,385,003
End of period	$66,039,310	$105,175,433

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Fund for Income

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,121,147	$28,225,944
Net realized loss	(8,851,628)	(554,649)
Net change in unrealized appreciation (depreciation)	(47,214,612)	5,012,920
Net increase (decrease) in net assets resulting from
operations	(44,945,093)	32,684,215

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,891,189)	(26,190,928)
Class B*	—	(49,755)
Institutional Class**	(707,593)	(2,944,295)
Class R6***	(77,158)	(2,093,656)
	(11,675,940)	(31,278,634)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,830,534	32,589,138
Class B*	—	104,665
Institutional Class**	16,561,023	44,665,685
Class R6***	529,058	18,118,700

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	9,404,053	22,732,227
Class B*	—	41,153
Institutional Class**	703,454	2,736,588
Class R6***	44,659	167,967
	39,072,781	121,156,123

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(80,651,346)	$(102,791,798)
Class B*	—	(1,917,196)
Institutional Class**	(7,990,578)	(99,019,284)
Class R6***	(35,752,087)	(15,224,537)
	(124,394,011)	(218,952,815)
Decrease in net assets derived from capital share transactions	(85,321,230)	(97,796,692)
Net Decrease in Net Assets	(141,942,263)	(96,391,111)

Net Assets:
Beginning of period	542,751,009	639,142,120
End of period	$400,808,746	$542,751,009

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Government Cash Management Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase in Net Assets from Operations:
Net investment income	$893,207	$2,943,310
Net increase in net assets resulting from operations	893,207	2,943,310

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(893,164)	(2,942,231)
Class B*	—	(1,061)
Class R6**	(43)	(18)
	(893,207)	(2,943,310)

Capital Share Transactions:
Proceeds from shares sold:
Class A	198,085,171	243,937,757
Class B*	—	119,589
Class R6**	10,021	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	842,900	2,848,143
Class B*	—	1,039
Class R6**	42	18
	198,938,134	246,906,546

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(168,644,292)	$(231,576,163)
Class B*	—	(222,047)
Class R6**	(1,039)	—
	(168,645,331)	(231,798,210)
Increase in net assets derived from capital share transactions	30,292,803	15,108,336
Net Increase in Net Assets	30,292,803	15,108,336

Net Assets:
Beginning of period	168,905,751	153,797,415
End of period	$199,198,554	$168,905,751

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Opportunities Bond Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$85,552	$4,288,033
Net realized loss	(15,048,800)	(7,212,574)
Net change in unrealized appreciation (depreciation)	12,587,135	1,893,674
Net decrease in net assets resulting from operations	(2,376,113)	(1,030,867)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(75,240)	(928,347)
Institutional Class*	(156,145)	(1,600,584)
Class R6**	(791)	(219,517)
	(232,176)	(2,748,448)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,287,657	4,177,875
Institutional Class*	4,720,637	36,535,536
Class R6**	17,384	9,908,986

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	72,159	888,921
Institutional Class*	153,257	1,596,425
Class R6**	783	8,115
	6,251,877	53,115,858

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,108,423)	$(15,079,450)
Institutional Class*	(37,522,852)	(72,895,176)
Class R6**	(13,898,132)	(5,632,160)
	(62,529,407)	(93,606,786)
Decrease in net assets derived from capital share transactions	(56,277,530)	(40,490,928)
Net Decrease in Net Assets	(58,885,819)	(44,270,243)

Net Assets:
Beginning of period	107,148,837	151,419,080
End of period	$48,263,018	$107,148,837

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Investment Grade Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,333,287	$16,009,220
Net realized gain	26,694,612	9,505,082
Net change in unrealized appreciation (depreciation)	(44,821,972)	35,715,910
Net increase (decrease) in net assets resulting from
operations	(14,794,073)	61,230,212

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(15,658,259)	(13,019,432)
Class B*	—	(26,417)
Institutional Class**	(203,934)	(5,307,664)
Class R6***	(73,872)	(829,881)
	(15,936,065)	(19,183,394)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,529,867	36,161,680
Class B*	—	103,617
Institutional Class**	10,875,523	37,872,470
Class R6***	137,601	4,059,470

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	15,177,802	12,267,106
Class B*	—	26,215
Institutional Class**	201,623	5,266,597
Class R6***	61,518	53,717
	37,983,934	95,810,872

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(82,333,124)	$(116,043,630)
Class B*	—	(1,670,389)
Institutional Class**	(20,050,339)	(221,815,011)
Class R6***	(22,379,525)	(6,770,284)
	(124,762,988)	(346,299,314)
Decrease in net assets derived from capital share transactions	(86,779,054)	(250,488,442)
Net Decrease in Net Assets	(117,509,192)	(208,441,624)

Net Assets:
Beginning of period	397,966,719	606,408,343
End of period	$280,457,527	$397,966,719

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited Duration Bond Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,012,900	$7,945,941
Net realized gain	4,560,876	490,159
Net change in unrealized appreciation (depreciation)	(6,101,720)	7,076,563
Net increase in net assets resulting from operations	472,056	15,512,663

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,492,527)	(6,578,036)
Institutional Class*	(390,418)	(2,085,773)
Class R6**	(28,885)	(1,128,359)
	(2,911,830)	(9,792,168)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,604,783	37,598,776
Institutional Class*	4,569,767	176,696,611
Class R6**	34,208	35,842,234

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,373,814	6,298,169
Institutional Class*	373,519	2,061,691
Class R6**	7,201	21,676
	17,963,292	258,519,157

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,309,724)	$(74,562,975)
Institutional Class*	(50,595,380)	(159,637,535)
Class R6**	(47,709,421)	(27,257,693)
	(148,614,525)	(261,458,203)
Decrease in net assets derived from capital share transactions	(130,651,233)	(2,939,046)
Net Increase (Decrease) in Net Assets	(133,091,007)	2,781,449

Net Assets:
Beginning of period	325,003,427	322,221,978
End of period	$191,912,420	$325,003,427

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Strategic Income II Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,810,029	$4,768,654
Net realized loss	(4,512,465)	(950,833)
Net change in unrealized appreciation (depreciation)	(8,937,085)	2,862,510
Net increase (decrease) in net assets resulting from
operations	(11,639,521)	6,680,331

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,113,105)	(4,796,353)
Institutional Class*	(9,455)	(26,638)
	(2,122,560)	(4,822,991)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,596,941	19,197,484
Institutional Class*	146,599	457,470

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,014,016	4,582,076
Institutional Class*	9,363	26,041
	10,766,919	24,263,071

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,453,592)	$(40,650,338)
Institutional Class*	(315,268)	(688,192)
	(33,768,860)	(41,338,530)
Decrease in net assets derived from capital share transactions	(23,001,941)	(17,075,459)
Net Decrease in Net Assets	(36,764,022)	(15,218,119)

Net Assets:
Beginning of period	137,721,183	152,939,302
End of period	$100,957,161	$137,721,183

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Covered Call Strategy Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,599,738	$3,750,010
Net realized gain (loss)	12,367,060	(12,573,241)
Net change in unrealized appreciation (depreciation)	(60,270,014)	8,864,550
Net increase (decrease) in net assets resulting from
operations	(46,303,216)	41,319

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,128,031)	(2,445,494)
Institutional Class*	(411,763)	(1,174,712)
Class R6**	(10,963)	(33,338)
	(1,550,757)	(3,653,544)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,579,124	44,574,129
Institutional Class*	6,324,367	55,309,828
Class R6**	62,115	307,194

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,109,389	2,403,312
Institutional Class*	382,056	1,083,507
Class R6**	10,501	33,020
	22,467,552	103,710,990

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(62,447,177)	$(71,836,104)
Institutional Class*	(20,060,585)	(101,320,736)
Class R6**	(432,258)	(1,727,818)
	(82,940,020)	(174,884,658)
Decrease in net assets derived from capital share transactions	(60,472,468)	(71,173,668)
Net Decrease in Net Assets	(108,326,441)	(74,785,893)

Net Assets:
Beginning of period	279,505,177	354,291,070
End of period	$171,178,736	$279,505,177

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Hedged U.S. Equity Opportunities Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89,491	$288,569
Net realized gain	18,433,902	12,517,641
Net change in unrealized appreciation (depreciation)	(26,250,753)	3,210,979
Net increase (decrease) in net assets resulting from
operations	(7,727,360)	16,017,189

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,099,496)	(1,268,295)
Institutional Class*	(4,445,817)	(1,748,223)
Class R6**	(49,879)	(9,534)
	(15,595,192)	(3,026,052)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,862,290	24,887,381
Institutional Class*	2,982,403	157,532,297
Class R6**	74,366	254,983

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	10,953,456	1,255,237
Institutional Class*	4,430,714	1,740,439
Class R6**	49,879	9,534
	23,353,108	185,679,871

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,178,106)	$(18,330,956)
Institutional Class*	(26,441,125)	(218,918,208)
Class R6**	(313,151)	(515,075)
	(47,932,382)	(237,764,239)
Decrease in net assets derived from capital share transactions	(24,579,274)	(52,084,368)
Net Decrease in Net Assets	(47,901,826)	(39,093,231)

Net Assets:
Beginning of period	123,181,304	162,274,535
End of period	$75,279,478	$123,181,304

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Premium Income Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,256,115	$2,116,901
Net realized gain	1,403,286	3,452,367
Net change in unrealized appreciation (depreciation)	(20,590,990)	(2,128,498)
Net increase (decrease) in net assets resulting from
operations	(17,931,589)	3,440,770

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,198,700)	(2,048,419)
Institutional Class*	(1,456,836)	(2,126,770)
Class R6**	(1,985)	(20,972)
	(2,657,521)	(4,196,161)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,999,305	32,786,671
Institutional Class*	11,419,879	77,670,239
Class R6**	21,761	27,464

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,174,374	2,001,143
Institutional Class*	1,379,195	2,001,731
Class R6**	1,915	15,731
	19,996,429	114,502,979

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,389,859)	$(15,332,080)
Institutional Class*	(25,345,682)	(45,830,176)
Class R6**	(6,936)	(3,618,214)
	(46,742,477)	(64,780,470)
Increase (Decrease) in net assets derived from capital share
transactions	(26,746,048)	49,722,509
Net Increase (Decrease) in Net Assets	(47,335,158)	48,967,118

Net Assets:
Beginning of period	128,702,137	79,735,019
End of period	$81,366,979	$128,702,137
*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Total Return Fund

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,094,903	$13,035,330
Net realized gain	107,774,199	55,471,198
Net change in unrealized appreciation (depreciation)	(231,509,610)	(31,701,223)
Net increase (decrease) in net assets resulting from
operations	(116,640,508)	36,805,305

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(150,990,689)	(79,846,565)
Class B*	—	(471,925)
Institutional Class**	(186,042)	(105,598)
Class R6***	(352,145)	(3,088,864)
	(151,528,876)	(83,512,952)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,102,641	70,130,360
Class B*	—	361,645
Institutional Class**	580,997	696,193
Class R6***	122,364	347,661

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	149,220,883	78,807,381
Class B*	—	471,902
Institutional Class**	168,605	91,540
Class R6***	352,145	3,088,864
	175,547,635	153,995,546

	Six months
	ended
	3/31/20	Year ended
	(Unaudited)	9/30/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(155,971,495)	$(192,814,710)
Class B*	—	(6,418,944)
Institutional Class**	(1,142,503)	(568,268)
Class R6***	(788,969)	(34,529,019)
	(157,902,967)	(234,330,941)
Increase (Decrease) in net assets derived from capital share
transactions	17,644,668	(80,335,395)
Net Decrease in Net Assets	(250,524,716)	(127,043,042)

Net Assets:
Beginning of period	804,051,351	931,094,393
End of period	$553,526,635	$804,051,351

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Equity Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Equity Income Fund were reorganized into Class A shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Equity Income Fund Class A shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.68	$11.09	$10.71	$9.72	$8.99	$9.99

0.07	0.15	0.26	0.16	0.16	0.15
(1.35)	(0.16)	0.65	1.22	1.08	(0.54)
(1.28)	(0.01)	0.91	1.38	1.24	(0.39)

(0.16)	(0.26)	(0.17)	(0.21)	(0.16)	(0.15)
(2.91)	(1.14)	(0.36)	(0.18)	(0.35)	(0.46)
(3.07)	(1.40)	(0.53)	(0.39)	(0.51)	(0.61)

$5.33	$9.68	$11.09	$10.71	$9.72	$8.99

(22.00% )	1.83%	8.68%	14.46%	14.16%	(4.31% )

$299,726	$468,634	$545,810	$564,918	$529,327	$485,342
1.16%	1.19%	1.20%	1.20%	1.22%	1.21%
1.68%	1.58%	2.42%	1.58%	1.72%	1.52%
96% [6]	39%	35%	15%	22%	23%

Financial highlights
Delaware Equity Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Equity Income Fund were reorganized into Institutional Class shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Equity Income Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.73		$11.16	$10.77	$9.74	$9.00	$9.99

0.08		0.20	0.31	0.19	0.20	0.19
(1.34)		(0.20)	0.65	1.23	1.08	(0.55)
(1.26)		—	0.96	1.42	1.28	(0.36)

(0.19)		(0.29)	(0.21)	(0.21)	(0.19)	(0.17)
(2.91)		(1.14)	(0.36)	(0.18)	(0.35)	(0.46)
(3.10)		(1.43)	(0.57)	(0.39)	(0.54)	(0.63)

$5.37		$9.73	$11.16	$10.77	$9.74	$9.00

(21.89%	)[5]	1.97%	9.09%	14.87%	14.63%	(3.96% )

$759		$1,786	$80,387	$71,611	$54,576	$38,482
0.92%		0.86%	0.85%	0.84%	0.85%	0.84%
0.96%		0.86%	0.85%	0.84%	0.85%	0.84%
1.95%		2.08%	2.79%	1.94%	2.08%	1.90%
1.91%		2.08%	2.79%	1.94%	2.08%	1.90%
96%	[7]	39%	35%	15%	22%	23%

Financial highlights
Delaware Equity Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Equity Income Fund were reorganized into Class R6 shares of Delaware Equity Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Equity Income Fund Institutional Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.67		$11.12	$10.72	$9.78	$9.04	$10.03

0.08		0.19	0.31	0.37	0.20	0.19
(1.33)		(0.17)	0.66	1.06	1.09	(0.55)
(1.25)		0.02	0.97	1.43	1.29	(0.36)

(0.19)		(0.33)	(0.21)	(0.31)	(0.20)	(0.17)
(2.91)		(1.14)	(0.36)	(0.18)	(0.35)	(0.46)
(3.10)		(1.47)	(0.57)	(0.49)	(0.55)	(0.63)

$5.32		$9.67	$11.12	$10.72	$9.78	$9.04

(21.85%	)[5]	2.18%	9.21%	14.84%	14.67%	(3.97% )

$767		$1,411	$2,499	$2,193	$2,448	$9,773
0.82%		0.81%	0.80%	0.80%	0.78%	0.81%
0.89%		0.81%	0.80%	0.80%	0.78%	0.81%
2.03%		1.94%	2.81%	2.02%	2.08%	1.93%
1.96%		1.94%	2.81%	2.02%	2.08%	1.93%
96%	[7]	39%	35%	15%	22%	23%

Financial highlights
Delaware Growth and Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Growth & Income Fund Class A shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.85	$24.41	$23.30	$21.51	$20.35	$22.76

0.13	0.27	0.26	0.25	0.26	0.20
(2.54)	(0.54)	2.11	2.66	2.07	(1.37)
(2.41)	(0.27)	2.37	2.91	2.33	(1.17)

(0.29)	(0.27)	(0.32)	(0.37)	(0.24)	(0.19)
(6.94)	(4.02)	(0.94)	(0.75)	(0.93)	(1.05)
(7.23)	(4.29)	(1.26)	(1.12)	(1.17)	(1.24)

$10.21	$19.85	$24.41	$23.30	$21.51	$20.35

(21.92% )	2.02%	10.35%	13.99%	11.72%	(5.62% )

$975,543	$1,464,393	$1,653,563	$1,675,590	$1,588,423	$1,496,803
1.09%	1.13%	1.14%	1.15%	1.16%	1.15%
1.74%	1.37%	1.08%	1.13%	1.28%	0.89%
95% [6]	55%	34%	16%	23%	23%

Financial highlights
Delaware Growth and Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. See Notes to Financial Statements.
The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Growth & Income Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year Ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.87		$24.58	$23.46	$21.67	$20.46	$22.84

0.17		0.33	0.35	0.33	0.35	0.29
(2.39)		(0.55)	2.11	2.69	2.08	(1.38)
(2.22)		(0.22)	2.46	3.02	2.43	(1.09)

(0.45)		(0.47)	(0.40)	(0.48)	(0.29)	(0.24)
(6.94)		(4.02)	(0.94)	(0.75)	(0.93)	(1.05)
(7.39)		(4.49)	(1.34)	(1.23)	(1.22)	(1.29)

$10.26		$19.87	$24.58	$23.46	$21.67	$20.46

(21.80%	)[5]	2.26%	10.73%	14.42%	12.18%	(5.24% )

$3,889		$21,597	$142,220	$166,851	$132,486	$141,229
0.85%		0.83%	0.79%	0.78%	0.77%	0.75%
0.86%		0.83%	0.79%	0.78%	0.77%	0.75%
1.99%		1.66%	1.44%	1.50%	1.68%	1.29%
1.98%		1.66%	1.44%	1.50%	1.68%	1.29%
95%	[7]	55%	34%	16%	23%	23%

Financial highlights
Delaware Growth and Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Growth & Income Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.92		$24.52	$23.39	$21.58	$20.39	$22.78

0.16		0.35	0.36	0.34	0.35	0.29
(2.50)		(0.56)	2.12	2.67	2.07	(1.39)
(2.34)		(0.21)	2.48	3.01	2.42	(1.10)

(0.37)		(0.37)	(0.41)	(0.45)	(0.30)	(0.24)
(6.94)		(4.02)	(0.94)	(0.75)	(0.93)	(1.05)
(7.31)		(4.39)	(1.35)	(1.20)	(1.23)	(1.29)

$10.27		$19.92	$24.52	$23.39	$21.58	$20.39

(21.82%	)[5]	2.34%	10.85%	14.47%	12.18%	(5.27% )

$3,447		$5,597	$11,067	$10,839	$10,596	$9,380
0.76%		0.75%	0.74%	0.74%	0.74%	0.75%
0.81%		0.75%	0.74%	0.74%	0.74%	0.75%
2.07%		1.75%	1.49%	1.54%	1.70%	1.29%
2.02%		1.75%	1.49%	1.54%	1.70%	1.29%
95%	[7]	55%	34%	16%	23%	23%

Financial highlights
Delaware Growth Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Select Growth Fund were reorganized into Class A shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Select Growth Fund Class A shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$12.09	$13.61		$12.04	$11.24	$11.64	$10.97

(0.01)	0.02		(0.01)	—	0.02	0.02
(0.65)	(0.92)		2.66	2.38	0.73	0.65
(0.66)	(0.90)		2.65	2.38	0.75	0.67

(0.02)	—		(0.01)	(0.03)	(0.02)	—	[4]
(1.30)	(0.62)		(1.07)	(1.55)	(1.13)	—
(1.32)	(0.62)		(1.08)	(1.58)	(1.15)	—

$10.11	$12.09		$13.61	$12.04	$11.24	$11.64

(7.17% )	(6.01%	)[6]	23.22%	24.16%	6.50%	6.12%

$402,373	$507,351		$570,309	$444,933	$373,279	$352,651
1.16%	1.19%		1.22%	1.25%	1.27%	1.25%
1.16%	1.20%		1.22%	1.25%	1.27%	1.25%
(0.16% )	0.16%		(0.06% )	0.00%	0.22%	0.16%
(0.16% )	0.15%		0.06%	0.00%	0.22%	0.16%
16%	51%		37%	58%	59%	48%

Financial highlights
Delaware Growth Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Select Growth Fund were reorganized into Institutional Class shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Select Growth Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$12.38		$13.89		$12.23	$11.37	$11.73	$11.01

0.01		0.06		0.04	0.05	0.07	0.07
(0.67)		(0.94)		2.71	2.40	0.73	0.66
(0.66)		(0.88)		2.75	2.45	0.80	0.73

(0.06)		(0.01)		(0.02)	(0.04)	(0.03)	(0.01)
(1.30)		(0.62)		(1.07)	(1.55)	(1.13)	—
(1.36)		(0.63)		(1.09)	(1.59)	(1.16)	(0.01)

$10.36		$12.38		$13.89	$12.23	$11.37	$11.73

(7.05%	)[5]	(5.74%	)[5]	23.74%	24.61%	6.93%	6.61%

$99,959		$143,304		$194,554	$81,203	$66,588	$46,793
0.87%		0.88%		0.83%	0.84%	0.86%	0.84%
0.91%		0.89%		0.83%	0.84%	0.86%	0.84%
0.13%		0.50%		0.34%	0.40%	0.62%	0.57%
0.09%		0.49%		0.34%	0.40%	0.62%	0.57%
16%		51%		37%	58%	59%	48%

Financial highlights
Delaware Growth Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Select Growth Fund were reorganized into Class R6 shares of Delaware Growth Equity Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Select Growth Fund Institutional Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$12.46		$13.97	$12.29	$11.42	$11.77	$11.06

0.01		0.07	0.05	0.05	0.07	0.07
(0.67)		(0.95)	2.72	2.41	0.74	0.66
(0.66)		(0.88)	2.77	2.46	0.81	0.73

(0.07)		(0.01)	(0.02)	(0.04)	(0.03)	(0.02)
(1.30)		(0.62)	(1.07)	(1.55)	(1.13)	—
(1.37)		(0.63)	(1.09)	(1.59)	(1.16)	(0.02)

$10.43		$12.46	$13.97	$12.29	$11.42	$11.77

(7.02%	)[5]	(5.66% )	23.81%	24.61%	7.00%	6.56%

$2,527		$4,044	$7,836	$4,950	$3,915	$3,608
0.80%		0.79%	0.80%	0.82%	0.83%	0.82%
0.85%		0.80%	0.80%	0.82%	0.83%	0.82%
0.19%		0.57%	0.35%	0.43%	0.66%	0.59%
0.14%		0.56%	0.35%	0.43%	0.66%	0.59%
16%		51%	37%	58%	59%	48%

Financial highlights
Delaware Opportunity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Opportunity Fund Class A shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$37.79		$42.06	$41.86	$37.29	$37.79	$40.90

0.12		0.12	0.39	0.11	0.20	0.04
(7.67)		(0.60)	2.31	6.03	2.52	(0.39)
(7.55)		(0.48)	2.70	6.14	2.72	(0.35)

(0.24)		(0.38)	(0.12)	(0.22)	(0.04)	(0.06)
(11.44)		(3.41)	(2.38)	(1.35)	(3.18)	(2.70)
(11.68)		(3.79)	(2.50)	(1.57)	(3.22)	(2.76)

$18.56		$37.79	$42.06	$41.86	$37.29	$37.79

(30.82%	)[5]	0.80%	6.49%	16.99%	7.39%	(1.16% )

$539,886		$915,339	$1,010,312	$1,002,618	$880,274	$818,955
1.22%		1.20%	1.20%	1.20%	1.22%	1.20%
1.27%		1.20%	1.20%	1.20%	1.22%	1.20%
0.80%		0.32%	0.93%	0.27%	0.54%	0.11%
0.75%		0.32%	0.93%	0.27%	0.54%	0.11%
98%	[7]	47%	35%	32%	36%	37%

Financial highlights
Delaware Opportunity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Opportunity Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$38.75		$42.91	$42.56	$37.79	$38.18	$41.20

0.16		0.23	0.61	0.24	0.30	0.16
(8.06)		(0.58)	2.27	6.12	2.56	(0.40)
(7.90)		(0.35)	2.88	6.36	2.86	(0.24)

—		(0.40)	(0.15)	(0.24)	(0.07)	(0.08)
(11.44)		(3.41)	(2.38)	(1.35)	(3.18)	(2.70)
(11.44)		(3.81)	(2.53)	(1.59)	(3.25)	(2.78)

$19.41		$38.75	$42.91	$42.56	$37.79	$38.18

(30.74%	)[5]	1.14%	6.82%	17.37%	7.69%	(0.87% )

$2,420		$10,325	$149,481	$81,773	$73,477	$48,322
0.98%		0.92%	0.89%	0.88%	0.93%	0.91%
1.07%		0.92%	0.89%	0.88%	0.93%	0.91%
0.97%		0.62%	1.42%	0.59%	0.83%	0.40%
0.88%		0.62%	1.42%	0.59%	0.83%	0.40%
98%	[7]	47%	35%	32%	36%	37%

Financial highlights
Delaware Opportunity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Opportunity Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$38.71		$42.87	$42.49	$37.71	$38.07	$41.15

0.19		0.27	0.59	0.27	0.36	0.22
(7.92)		(0.59)	2.33	6.12	2.54	(0.40)
(7.73)		(0.32)	2.92	6.39	2.90	(0.18)

(0.40)		(0.43)	(0.16)	(0.26)	(0.08)	(0.20)
(11.44)		(3.41)	(2.38)	(1.35)	(3.18)	(2.70)
(11.84)		(3.84)	(2.54)	(1.61)	(3.26)	(2.90)

$19.14		$38.71	$42.87	$42.49	$37.71	$38.07

(30.68%	)[5]	1.23%	6.95%	17.49%	7.84%	(0.74% )

$994		$2,338	$5,793	$5,678	$4,975	$4,228
0.79%		0.78%	0.77%	0.78%	0.79%	0.78%
0.95%		0.78%	0.77%	0.78%	0.79%	0.78%
1.18%		0.73%	1.38%	0.70%	0.98%	0.52%
1.02%		0.73%	1.38%	0.70%	0.98%	0.52%
98%	[7]	47%	35%	32%	36%	37%

Financial highlights
Delaware Special Situations Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Special Situations Fund were reorganized into Class A shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Special Situations Fund Class A shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$25.11		$32.62	$31.18	$26.34	$25.27	$26.65

0.10		0.09	0.03	—	0.17	0.02
(7.04)		(3.69)	2.29	5.24	2.36	0.07
(6.94)		(3.60)	2.32	5.24	2.53	0.09

(0.08)		(0.08)	(0.01)	(0.16)	(0.02)	(0.04)
(3.44)		(3.83)	(0.87)	(0.24)	(1.44)	(1.43)
(3.52)		(3.91)	(0.88)	(0.40)	(1.46)	(1.47)

$14.65		$25.11	$32.62	$31.18	$26.34	$25.27

(32.91%	)[5]	(9.54% )	7.50%	20.06%	10.35%	0.12% [5]

$270,127		$476,826	$580,730	$549,780	$472,720	$432,235
1.29%		1.31%	1.29%	1.31%	1.34%	1.32%
1.32%		1.31%	1.29%	1.31%	1.34%	1.33%
0.90%		0.36%	0.08%	(0.01% )	0.68%	0.07%
0.87%		0.36%	0.08%	(0.01% )	0.68%	0.06%
102%	[7]	51%	48%	27%	39%	43%

Financial highlights
Delaware Special Situations Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Special Situations Fund were reorganized into Institutional Class shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Special Situations Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$25.55		$33.02	$31.47	$26.52	$25.38	$26.71

0.11		0.18	0.14	0.08	0.23	0.10
(7.20)		(3.72)	2.32	5.29	2.39	0.08
(7.09)		(3.54)	2.46	5.37	2.62	0.18

—		(0.10)	(0.04)	(0.18)	(0.04)	(0.08)
(3.44)		(3.83)	(0.87)	(0.24)	(1.44)	(1.43)
(3.44)		(3.93)	(0.91)	(0.42)	(1.48)	(1.51)

$15.02		$25.55	$33.02	$31.47	$26.52	$25.38

(32.80%	)[5]	(9.19% )	7.86%	20.45%	10.67% [5]	0.46% [5]

$1,821		$12,228	$140,657	$120,912	$59,159	$38,790
1.10%		1.01%	0.95%	0.97%	1.03%	1.02%
1.12%		1.01%	0.95%	0.97%	1.04%	1.04%
0.92%		0.69%	0.43%	0.34%	0.94%	0.37%
0.90%		0.69%	0.43%	0.34%	0.93%	0.36%
102%	[7]	51%	48%	27%	39%	43%

Financial highlights
Delaware Special Situations Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Special Situations Fund were reorganized into Class R6 shares of Delaware Special Situations Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Special Situations Fund Institutional Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
$25.75		$33.25	$31.66	$26.65	$25.47	$26.84

0.15		0.21	0.17	0.12	0.28	0.14
(7.23)		(3.76)	2.34	5.31	2.39	0.08
(7.08)		(3.55)	2.51	5.43	2.67	0.22

(0.19)		0.12)	(0.05)	(0.18)	(0.05)	(0.16)
(3.44)		(3.83)	(0.87)	(0.24)	(1.44)	(1.43)
(3.63)		(3.95)	(0.92)	(0.42)	(1.49)	(1.59)

$15.04		$25.75	$33.25	$31.66	$26.65	$25.47

(32.77%	)[5]	(9.16% )	7.98%	20.56%	10.84% [5]	0.60% [5]

$2,064		$3,898	$9,592	$8,712	$6,914	$5,905
0.89%		0.88%	0.86%	0.87%	0.89%	0.88%
1.04%		0.88%	0.86%	0.87%	0.90%	0.89%
1.29%		0.79%	0.52%	0.42%	1.11%	0.51%
1.14%		0.79%	0.52%	0.42%	1.10%	0.50%
102%	[7]	51%	48%	27%	39%	43%

Financial highlights
Delaware Global Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Global Fund Class A shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$7.50	$8.81	$8.60	$7.30	$7.26	$8.66

0.02	0.04	(0.01)	0.02	0.01	—
(0.68)	(0.35)	0.89	1.29	0.43	0.11
(0.66)	(0.31)	0.88	1.31	0.44	0.11

(0.08)	—	(0.04)	(0.01)	— [4]	—
(1.04)	(1.00)	(0.63)	—	(0.40)	(1.51)
(1.12)	(1.00)	(0.67)	(0.01)	(0.40)	(1.51)

$5.72	$7.50	$8.81	$8.60	$7.30	$7.26

(10.91% )	(1.48% )	10.69%	17.99%	6.03%	0.87%

$263,993	$344,592	$393,697	$379,176	$339,956	$331,382
1.42%	1.44%	1.43%	1.44%	1.47%	1.47%
1.45%	1.46%	1.48%	1.49%	1.52%	1.52%
0.47%	0.55%	(0.16% )	0.30%	0.09%	(0.01%	)

0.44%	0.53%	(0.21% )	0.25%	0.04%	(0.06%	)
111%	119%	132%	117%	94%	97%

Financial highlights
Delaware Global Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Global Fund Advisor Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$7.74	$9.03	$8.78	$7.43	$7.36	$8.72

0.02	0.07	0.02	0.06	0.04	0.03
(0.70)	(0.36)	0.91	1.31	0.44	0.12
(0.68)	(0.29)	0.93	1.37	0.48	0.15

(0.05)	—	(0.05)	(0.02)	(0.01)	—
(1.04)	(1.00)	(0.63)	—	(0.40)	(1.51)
(1.09)	(1.00)	(0.68)	(0.02)	(0.41)	(1.51)

$5.97	$7.74	$9.03	$8.78	$7.43	$7.36

(10.71% )	(1.20% )	11.03%	18.46%	6.48%	1.37%

$18,769	$75,077	$228,234	$191,839	$169,088	$114,556
1.10%	1.09%	1.05%	1.04%	1.05%	1.06%

1.21%	1.11%	1.10%	1.09%	1.10%	1.11%
0.56%	0.95%	0.25%	0.70%	0.53%	0.43%

0.45%	0.93%	0.20%	0.65%	0.48%	0.38%
111%	119%	132%	117%	94%	97%

Financial highlights
Delaware Global Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Global Fund Institutional Class shares.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year Ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$7.80	$9.08	$8.82	$7.47	$7.39	$8.75

0.03	0.07	0.03	0.06	0.04	0.04
(0.71)	(0.35)	0.91	1.31	0.45	0.11
(0.68)	(0.28)	0.94	1.37	0.49	0.15

(0.11)	—	(0.05)	(0.02)	(0.01)	—
(1.04)	(1.00)	(0.63)	—	(0.40)	(1.51)
(1.15)	(1.00)	(0.68)	(0.02)	(0.41)	(1.51)

$5.97	$7.80	$9.08	$8.82	$7.47	$7.39

(10.78% )	(1.08% )	11.12%	18.38%	6.61%	1.37%

$1,468	$1,946	$4,419	$3,800	$3,288	$2,955
1.03%	1.02%	1.00%	1.00%	1.01%	1.02%

1.15%	1.04%	1.05%	1.05%	1.06%	1.07%
0.84%	0.95%	0.29%	0.74%	0.55%	0.45%

0.72%	0.93%	0.24%	0.69%	0.50%	0.40%
111%	119%	132%	117%	94%	97%

Financial highlights
Delaware International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors International Fund were reorganized into Class A shares of Delaware International Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Fund Class A shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$15.87	$15.95	$15.68	$13.71	$12.65	$13.06

0.01	0.03	0.01	0.02	0.06	0.05
(1.63)	0.88	0.28	2.02	1.05	(0.41)
(1.62)	0.91	0.29	2.04	1.11	(0.36)

(0.01)	(0.03)	(0.02)	(0.07)	(0.05)	(0.05)
(3.50)	(0.96)	—	—	—	—
(3.51)	(0.99)	(0.02)	(0.07)	(0.05)	(0.05)

$10.74	$15.87	$15.95	$15.68	$13.71	$12.65

(13.97% )	7.01%	1.83%	15.00%	8.80%	(2.78% )

$176,754	$248,302	$259,683	$238,770	$209,205	$194,991
1.45%	1.55%	1.56%	1.58%	1.61%	1.64%
1.45%	1.55%	1.56%	1.58%	1.61%	1.64%
0.16%	0.19%	0.09%	0.17%	0.45%	0.40%
0.16%	0.19%	0.09%	0.17%	0.45%	0.40%
106%	76%	36%	38%	28%	27%

Financial highlights
Delaware International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors International Fund were reorganized into Institutional Class shares of Delaware International Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Fund Advisor Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$16.23	$16.24	$15.92	$13.87	$12.76	$13.13

0.03	0.09	0.08	0.08	0.11	0.11
(1.68)	0.90	0.27	2.05	1.06	(0.43)
(1.65)	0.99	0.35	2.13	1.17	(0.32)

(0.07)	(0.04)	(0.03)	(0.08)	(0.06)	(0.05)
(3.50)	(0.96)	—	—	—	—
(3.57)	(1.00)	(0.03)	(0.08)	(0.06)	(0.05)

$11.01	$16.23	$16.24	$15.92	$13.87	$12.76

(13.87% )	7.43%	2.21%	15.50%	9.22%	(2.45% )

$114,326	$200,720	$136,628	$111,334	$81,525	$57,623
1.19%	1.17%	1.18%	1.18%	1.24%	1.24%

1.19%	1.17%	1.18%	1.18%	1.24%	1.24%
0.39%	0.61%	0.48%	0.59%	0.85%	0.83%

0.39%	0.61%	0.48%	0.59%	0.85%	0.83%
106%	76%	36%	38%	28%	27%

Financial highlights
Delaware International Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors International Fund were reorganized into Class R6 shares of Delaware International Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$16.29	$16.30	$15.96	$13.91	$12.78	$13.19

0.03	0.07	0.09	0.09	0.13	0.12
(1.67)	0.93	0.29	2.05	1.07	(0.43)
(1.64)	1.00	0.38	2.14	1.20	(0.31)

(0.08)	(0.05)	(0.04)	(0.09)	(0.07)	(0.10)
(3.50)	(0.96)	—	—	—	—
(3.58)	(1.01)	(0.04)	(0.09)	(0.07)	(0.10)

$11.07	$16.29	$16.30	$15.96	$13.91	$12.78

(13.78% )	7.46%	2.36%	15.54%	9.39%	(2.33% )

$711	$1,352	$3,509	$3,274	$2,695	$2,347
1.11%	1.09%	1.09%	1.09%	1.12%	1.14%
1.11%	1.09%	1.09%	1.09%	1.12%	1.14%
0.38%	0.44%	0.56%	0.65%	0.95%	0.89%
0.38%	0.44%	0.56%	0.65%	0.95%	0.89%
106%	76%	36%	38%	28%	27%

Financial highlights
Delaware Floating Rate II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Floating Rate Fund were reorganized into Class A shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.58		$9.71	$9.67	$9.66	$9.58	$9.88

0.21		0.39	0.32	0.27	0.27	0.26
(0.85)		(0.13)	0.04	0.05	0.09	(0.27)
(0.64)		0.26	0.36	0.32	0.36	(0.01)

(0.41)		(0.39)	(0.32)	(0.31)	(0.28)	(0.29)
(0.41)		(0.39)	(0.32)	(0.31)	(0.28)	(0.29)

$8.53		$9.58	$9.71	$9.67	$9.66	$9.58

(8.90%	)[5]	2.71%	3.83% [5]	3.47% [5]	3.69% [5]	(0.08%	)[5]

$43,742		$64,136	$68,567	$66,769	$61,243	$57,101
1.05%		1.10%	1.10%	1.10%	1.10%	1.10%
1.22%		1.10%	1.21%	1.24%	1.27%	1.33%
4.34%		4.12%	3.25%	2.90%	2.86%	2.72%
4.17%		4.12%	3.14%	2.76%	2.69%	2.49%
110%		88%	60%	89%	38%	49%

Financial highlights
Delaware Floating Rate II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Floating Rate Fund were reorganized into Institutional Class shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.57	$9.72	$9.68	$9.65	$9.58	$9.88

0.21	0.39	0.34	0.26	0.29	0.28
(0.83)	(0.13)	0.04	0.09	0.08	(0.26)
(0.62)	0.26	0.38	0.35	0.37	0.02

(0.43)	(0.41)	(0.34)	(0.32)	(0.30)	(0.32)
(0.43)	(0.41)	(0.34)	(0.32)	(0.30)	(0.32)

$8.52	$9.57	$9.72	$9.68	$9.65	$9.58

(8.83% )	2.72%	4.03%	3.70%	3.92%	0.18%

$22,249	$40,542	$144,799	$98,958	$61,844	$50,122
0.92%	0.90%	0.90%	0.90%	0.90%	0.90%
1.01%	0.84%	0.86%	0.92%	0.98%	1.03%
4.51%	4.09%	3.46%	3.07%	3.06%	2.92%
4.42%	4.15%	3.50%	3.05%	2.98%	2.79%
110%	88%	60%	89%	38%	49%

Financial highlights
Delaware Floating Rate II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Floating Rate Fund were reorganized into Class R6 shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.59	$9.71	$9.67	$9.64	$9.57	$9.86

0.22	0.41	0.36	0.26	0.31	0.30
(0.83)	(0.11)	0.04	0.11	0.08	(0.25)
(0.61)	0.30	0.40	0.37	0.39	0.05

(0.44)	(0.42)	(0.36)	(0.34)	(0.32)	(0.34)
(0.44)	(0.42)	(0.36)	(0.34)	(0.32)	(0.34)

$8.54	$9.59	$9.71	$9.67	$9.64	$9.57

(8.63% )	3.21%	4.20%	3.87%	4.14%	0.47%

$48	$497	$32,019	$21,277	$11,456	$10,458
0.78%	0.75%	0.70%	0.70%	0.70%	0.70%
0.97%	0.78%	0.75%	0.80%	0.83%	0.90%
4.66%	4.31%	3.68%	3.23%	3.27%	3.17%
4.47%	4.28%	3.63%	3.13%	3.14%	2.97%
110%	88%	60%	89%	38%	49%

Financial highlights
Delaware Fund for Income Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Fund for Income were reorganized into Class A shares of Delaware Fund for Income. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Fund for Income Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$2.45	$2.44	$2.52	$2.48	$2.39	$2.59

0.06	0.12	0.11	0.11	0.11	0.11
(0.24)	0.02	(0.06)	0.05	0.10	(0.18)
(0.18)	0.14	0.05	0.16	0.21	(0.07)

(0.12)	(0.13)	(0.13)	(0.12)	(0.12)	(0.13)
(0.12)	(0.13)	(0.13)	(0.12)	(0.12)	(0.13)

$2.15	$2.45	$2.44	$2.52	$2.48	$2.39

(10.02% )	5.80%	1.88%	6.79%	9.07%	(2.85% )

$365,482	$477,952	$523,932	$572,631	$571,028	$567,249
1.18%	1.20%	1.22%	1.21%	1.22%	1.21%

1.18%	1.22%	1.24%	1.23%	1.24%	1.23%
4.73%	4.72%	4.46%	4.57%	4.76%	4.39%

4.73%	4.70%	4.44%	4.55%	4.74%	4.37%
93%	71%	67%	65%	55%	47%

Financial highlights
Delaware Fund for Income Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Fund for Income were reorganized into Institutional Class shares of Delaware Fund for Income. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Fund for Income Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$2.43	$2.44	$2.52	$2.48	$2.39	$2.59

0.06	0.12	0.12	0.12	0.12	0.12
(0.23)	—	(0.07)	0.05	0.10	(0.18)
(0.17)	0.12	0.05	0.17	0.22	(0.06)

(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.14)
(0.13)	(0.13)	(0.13)	(0.13)	(0.13)	(0.14)

$2.13	$2.43	$2.44	$2.52	$2.48	$2.39

(10.00% )	5.13%	2.17%	7.05%	9.34%	(2.47% )

$34,191	$28,107	$79,880	$73,403	$68,198	$41,699
0.93%	1.01%	0.93%	0.94%	0.93%	0.93%

0.93%	1.03%	0.95%	0.96%	0.96%	0.95%
4.96%	4.98%	4.76%	4.84%	5.02%	4.65%

4.96%	4.96%	4.74%	4.82%	5.00%	4.63%
93%	71%	67%	65%	55%	47%

Financial highlights
Delaware Fund for Income Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets
prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Fund for Income were reorganized into Class R6 shares of Delaware Fund for Income. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Fund for Income Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$2.46	$2.45	$2.54	$2.49	$2.40	$2.60

0.06	0.13	0.12	0.13	0.12	0.12
(0.23)	0.02	(0.07)	0.05	0.10	(0.17)
(0.17)	0.15	0.05	0.18	0.22	(0.05)

(0.13)	(0.14)	(0.14)	(0.13)	(0.13)	(0.15)
(0.13)	(0.14)	(0.14)	(0.13)	(0.13)	(0.15)

$2.16	$2.46	$2.45	$2.54	$2.49	$2.40

(9.81% )	6.23%	1.91%	7.59%	9.58%	(2.28% )

$1,136	$36,692	$33,545	$78,784	$62,340	$51,704
0.92%	0.80%	0.79%	0.78%	0.79%	0.78%

0.99%	0.82%	0.81%	0.80%	0.81%	0.80%
5.05%	5.12%	4.88%	4.99%	5.19%	4.81%

4.98%	5.10%	4.86%	4.97%	5.17%	4.79%
93%	71%	67%	65%	55%	47%

Financial highlights
Delaware Government Cash Management Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Government Cash Management Fund were reorganized into Class A shares of Delaware Government Cash Management Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Government Cash Management Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17		9/30/16		9/30/15
$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

0.01	0.02	0.01	—	[4]	—		—
0.01	0.02	0.01	—		—		—

(0.01)	(0.02)	(0.01)	—	[4]	—		—
(0.01)	(0.02)	(0.01)	—		—		—

$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

0.49%	1.73%	0.96%	0.08%		0.00%		0.00%

$199,189	$168,905	$153,695	$127,079		$122,037		$109,566
0.54%	0.60%	0.60%	0.60%		0.33%		0.10%

0.83%	0.85%	1.01%	1.02%		1.05%		1.08%
0.96%	1.72%	0.98%	0.08%		0.00%		0.00%

0.67%	1.47%	0.57%	(0.34%	)	(0.72%	)	(0.98%	)

Financial highlights
Delaware Government Cash Management Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Government Cash Management Fund were reorganized into Institutional Class shares of Delaware Government Cash Management Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Government Cash Management Fund Advisor Class shares.

[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17		9/30/16		9/30/15
$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

0.01	0.02	0.01	—	[3]	—		—
0.01	0.02	0.01	—		—		—

(0.01)	(0.02)	(0.01)	—	[3]	—		—
(0.01)	(0.02)	(0.01)	—		—		—

$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

0.48%	1.76%	0.97%	0.07%		0.00%		0.00%

$10	$1	$1	$2,394		$2,844		$2,267
0.57%	0.60%	0.60%	0.60%		0.33%		0.10%

0.84%	0.69%	0.68%	0.68%		0.68%		0.67%
0.91%	1.77%	0.96%	0.06%		0.00%		0.00%

0.64%	1.68%	0.88%	(0.02%	)	(0.35%	)	(0.57%	)

Financial highlights
Delaware International Opportunities Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors International Opportunities Bond Fund were reorganized into Class A shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$8.57		$8.78		$9.49	$9.21	$8.63	$9.85

—	[4]	0.25		0.23	0.22	0.20	0.12
(0.25)		(0.30)		(0.64)	0.21	0.51	(1.06)
(0.25)		(0.05)		(0.41)	0.43	0.71	(0.94)

(0.02)		(0.16)		(0.30)	(0.15)	(0.13)	(0.28)
(0.02)		(0.16)		(0.30)	(0.15)	(0.13)	(0.28)

$8.30		$8.57		$8.78	$9.49	$9.21	$8.63

(2.96%	)[6]	(0.56%	)[6]	(4.50% )	4.70%	8.30% [6]	(9.72%	)[6]

$31,862		$42,814		$54,060	$59,782	$65,456	$69,394
1.39%		1.36%		1.40%	1.41%	1.38%	1.30%
1.51%		1.41%		1.40%	1.41%	1.41%	1.38%
0.01%		2.92%		2.49%	2.35%	2.29%	1.29%
(0.11%	)	2.87%		2.49%	2.35%	2.26%	1.21%
212%	[8]	85%		41%	76%	72%	61%

Financial highlights
Delaware International Opportunities Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors International Opportunities Bond Fund were reorganized into Institutional Class shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$8.68		$8.87		$9.56	$9.25	$8.64	$9.85

0.01		0.28		0.27	0.24	0.23	0.14
(0.26)		(0.31)		(0.66)	0.23	0.51	(1.06)
(0.25)		(0.03)		(0.39)	0.47	0.74	(0.92)

(0.03)		(0.16)		(0.30)	(0.16)	(0.13)	(0.29)
(0.03)		(0.16)		(0.30)	(0.16)	(0.13)	(0.29)

$8.40		$8.68		$8.87	$9.56	$9.25	$8.64

(2.89%	)[5]	(0.30%	)[5]	(4.17% )	5.07%	8.70% [5]	(9.51%	)[5]

$16,326		$50,335		$87,491	$68,162	$50,749	$50,912
1.10%		1.08%		1.08%	1.11%	1.08%	1.04%
1.32%		1.13%		1.08%	1.11%	1.08%	1.04%
0.30%		3.26%		2.82%	2.66%	2.60%	1.56%
0.08%		3.21%		2.82%	2.66%	2.60%	1.56%
212%	[7]	85%		41%	76%	72%	61%

Financial highlights
Delaware International Opportunities Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors International Opportunities Bond Fund were reorganized into Class R6 shares of Delaware International Opportunities Bond Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors International Opportunities Bond Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year Ended
(Unaudited)		9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$8.77		$8.92		$9.59	$9.29	$8.67	$9.88

0.21		0.30		0.28	0.22	0.24	0.17
(0.45)		(0.33)		(0.65)	0.27	0.52	(1.08)
(0.24)		(0.03)		(0.37)	0.49	0.76	(0.91)

(0.04)		(0.12)		(0.30)	(0.19)	(0.14)	(0.30)
(0.04)		(0.12)		(0.30)	(0.19)	(0.14)	(0.30)

$8.49		$8.77		$8.92	$9.59	$9.29	$8.67

(2.80%	)[5]	(0.25%	)[5]	(4.03% )	5.27%	8.85% [5]	(9.36%	)[5]

$75		$14,000		$9,868	$8,669	$8,289	$19,097
1.00%		0.91%		0.93%	0.95%	0.93%	0.90%
1.13%		0.96%		0.93%	0.95%	0.93%	0.90%
4.74%		3.37%		2.98%	2.80%	2.75%	1.69%
4.61%		3.32%		2.98%	2.80%	2.75%	1.69%
212%	[7]	85%		41%	76%	72%	61%

Financial highlights
Delaware Investment Grade Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Investment Grade Fund were reorganized into Class A shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Investment Grade Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.93	$9.17	$9.66	$9.90	$9.64	$9.92

0.10	0.26	0.26	0.26	0.27	0.28
(0.43)	0.82	(0.42)	(0.17)	0.35	(0.17)
(0.33)	1.08	(0.16)	0.09	0.62	0.11

(0.29)	(0.32)	(0.33)	(0.33)	(0.36)	(0.39)
(0.33)	—	—	—	—	—
(0.62)	(0.32)	(0.33)	(0.33)	(0.36)	(0.39)

$8.98	$9.93	$9.17	$9.66	$9.90	$9.64

(5.10% )	12.00%	(1.69% )	0.97%	6.55%	1.12%

$277,324	$363,366	$400,673	$462,999	$477,010	$458,704
1.04%	1.07%	1.06%	1.04%	1.05%	1.04%
1.05%	1.16%	1.17%	1.15%	1.15%	1.15%
2.00%	2.83%	2.80%	2.68%	2.78%	2.85%
1.99%	2.74%	2.69%	2.57%	2.68%	2.74%
165% [6]	60%	58%	52%	37%	36%

Financial highlights
Delaware Investment Grade Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Investment Grade Fund were reorganized into Institutional Class shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Investment Grade Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.99	$9.23	$9.71	$9.94	$9.67	$9.92

0.11	0.30	0.30	0.26	0.30	0.31
(0.41)	0.82	(0.42)	(0.14)	0.34	(0.16)
(0.30)	1.12	(0.12)	0.12	0.64	0.15

(0.33)	(0.36)	(0.36)	(0.35)	(0.37)	(0.40)
(0.33)	—	—	—	—	—
(0.66)	(0.36)	(0.36)	(0.35)	(0.37)	(0.40)

$9.03	$9.99	$9.23	$9.71	$9.94	$9.67

(5.02% )	12.37%	(1.25% )	1.32%	6.78%	1.53%

$2,228	$11,518	$180,286	$136,316	$83,659	$63,614
0.84%	0.75%	0.72%	0.72%	0.74%	0.73%
0.89%	0.84%	0.83%	0.82%	0.85%	0.84%
2.25%	3.22%	3.15%	2.99%	3.08%	3.17%
2.20%	3.13%	3.04%	2.89%	2.97%	3.06%
165% [6]	60%	58%	52%	37%	36%

Financial highlights
Delaware Investment Grade Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Institutional Class shares of First Investors Investment Grade Fund were reorganized into Class R6 shares of Delaware Investment Grade Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Investment Grade Fund Institutional Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.96	$9.20	$9.68	$9.92	$9.66	$9.94

0.11	0.30	0.31	0.31	0.31	0.32
(0.40)	0.82	(0.42)	(0.18)	0.35	(0.17)
(0.29)	1.12	(0.11)	0.13	0.66	0.15

(0.33)	(0.36)	(0.37)	(0.37)	(0.40)	(0.43)
(0.33)	—	—	—	—	—
(0.66)	(0.36)	(0.37)	(0.37)	(0.40)	(0.43)

$9.01	$9.96	$9.20	$9.68	$9.92	$9.66

(4.91% )	12.43%	(1.18% )	1.41%	6.97%	1.48%

$906	$23,083	$23,974	$26,127	$31,395	$15,025
0.79%	0.67%	0.64%	0.63%	0.63%	0.63%
0.87%	0.76%	0.75%	0.74%	0.74%	0.74%
2.30%	3.19%	3.23%	3.10%	3.17%	3.26%
2.22%	3.10%	3.12%	2.99%	3.06%	3.15%
165% [6]	60%	58%	52%	37%	36%

Financial highlights
Delaware Limited Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Limited Duration Bond Fund were reorganized into Class A shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.31	$9.17	$9.47	$9.66	$9.76	$9.89

0.08	0.21	—	0.08	(0.03)	0.03
0.04	0.19	(0.05)	(0.06)	0.15	0.04
0.12	0.40	(0.05)	0.02	0.12	0.07

(0.24)	(0.26)	(0.25)	(0.21)	(0.22)	(0.20)
(0.24)	(0.26)	(0.25)	(0.21)	(0.22)	(0.20)

$9.19	$9.31	$9.17	$9.47	$9.66	$9.76

(0.06% )	4.37%	(0.52% )	0.22%	1.21%	0.67%

$181,119	$220,830	$247,902	$62,841	$48,342	$26,852
0.74%	0.79%	0.89%	1.05%	1.05%	1.05%
1.09%	0.99%	1.11%	1.22%	1.23%	1.32%
1.70%	2.22%	0.02%	0.85%	(0.25% )	0.37%
1.35%	2.02%	(0.20% )	0.68%	(0.43% )	0.10%
103% [6]	87%	102%	60%	54%	57%

Financial highlights
Delaware Limited Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Limited Duration Bond Fund were reorganized into Institutional Class shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Advisor Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.34	$9.20	$9.50	$9.69	$9.80	$9.91

0.09	0.23	0.03	0.13	—	0.06
0.05	0.19	(0.05)	(0.08)	0.14	0.05
0.14	0.42	(0.02)	0.05	0.14	0.11

(0.26)	(0.28)	(0.28)	(0.24)	(0.25)	(0.22)
(0.26)	(0.28)	(0.28)	(0.24)	(0.25)	(0.22)

$9.22	$9.34	$9.20	$9.50	$9.69	$9.80

0.06%	4.65%	(0.25% )	0.54%	1.47%	1.08%

$10,390	$56,209	$35,498	$31,638	$50,645	$40,502
0.51%	0.51%	0.62%	0.75%	0.75%	0.75%
0.83%	0.69%	0.84%	1.02%	1.01%	1.09%
2.00%	2.47%	0.33%	1.14%	0.04%	0.66%
1.68%	2.29%	0.11%	0.87%	(0.22% )	0.32%
103% [6]	87%	102%	60%	54%	57%

Financial highlights
Delaware Limited Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Limited Duration Bond Fund were reorganized into Class R6 shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.35	$9.21	$9.52	$9.70	$9.81	$9.92

0.10	0.25	0.04	0.11	0.02	0.08
0.07	0.19	(0.06)	(0.04)	0.14	0.04
0.17	0.44	(0.02)	0.07	0.16	0.12

(0.28)	(0.30)	(0.29)	(0.25)	(0.27)	(0.23)
(0.28)	(0.30)	(0.29)	(0.25)	(0.27)	(0.23)

$9.24	$9.35	$9.21	$9.52	$9.70	$9.81

0.24%	4.83%	(0.19% )	0.77%	1.64%	1.21%

$403	$47,965	$38,822	$41,065	$22,296	$6,747
0.35%	0.36%	0.47%	0.60%	0.60%	0.60%
0.57%	0.56%	0.68%	0.82%	0.82%	0.92%
2.11%	2.64%	0.46%	1.30%	0.20%	0.81%
1.89%	2.44%	0.25%	1.08%	(0.02% )	0.49%
103% [6]	87%	102%	60%	54%	57%

Financial highlights
Delaware Strategic Income II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Strategic Income Fund were reorganized into Class A shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Strategic Income Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$9.32	$9.20	$9.53	$9.48	$9.30	$9.94

0.13	0.30	0.31	0.30	0.30	0.34
(0.93)	0.12	(0.32)	0.05	0.22	(0.57)
(0.80)	0.42	(0.01)	0.35	0.52	(0.23)

(0.30)	(0.30)	(0.32)	(0.30)	(0.32)	(0.34)
—	—	—	—	(0.02)	(0.07)
(0.30)	(0.30)	(0.32)	(0.30)	(0.34)	(0.41)

$8.22	$9.32	$9.20	$9.53	$9.48	$9.30

(10.27% )	4.67% [5]	(0.10% )	3.73%	5.64%	(2.37% )

$100,599	$137,155	$152,180	$162,789	$149,190	$131,734
1.12%	0.53%	0.56%	0.57%	0.58%	0.59%
1.12%	0.55%	0.56%	0.57%	0.58%	0.59%
2.90%	3.24%	3.36%	3.24%	3.19%	3.55%
2.90%	3.22%	3.36%	3.24%	3.19%	3.55%
182% [7]	70%	58%	37%	49%	40%

Financial highlights
Delaware Strategic Income II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Advisor Class shares of First Investors Strategic Income Fund were reorganized into Institutional Class shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Strategic Income Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19		9/30/18	9/30/17	9/30/16	9/30/15
$9.32	$9.19		$9.52	$9.47	$9.29	$9.92

0.15	0.48		0.34	0.29	0.33	0.38
(0.93)	0.13		(0.32)	0.09	0.23	(0.56)
(0.78)	0.61		0.02	0.38	0.56	(0.18)

(0.32)	(0.65)		(0.35)	(0.33)	(0.36)	(0.38)
—	—		—	—	(0.02)	(0.07)
(0.32)	(0.65)		(0.35)	(0.33)	(0.38)	(0.45)

$8.22	$9.32		$9.19	$9.52	$9.47	$9.29

(10.15% )	(5.04%	)[5]	0.22%	4.14%	6.14%	(1.93% )

$358	$924		$759	$963	$415	$306
0.87%	1.06%		0.21%	0.18%	0.17%	0.19%
0.87%	1.08%		0.21%	0.18%	0.17%	0.19%
3.14%	6.74%		3.70%	3.66%	3.59%	3.95%
3.14%	6.72%		3.70%	3.66%	3.59%	3.95%
182% [7]	70%		58%	37%	49%	40%

Financial highlights
Delaware Covered Call Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On Oct. 4, 2019, Class A shares of First Investors Covered Call Strategy Fund were reorganized into Class A shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Class A shares.
[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				4/1/16[3]
3/31/20[1,2]	Year ended			to
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16
$11.81	$11.83	$11.18	$10.36	$10.00

0.07	0.12	0.11	0.10	0.06
(2.47)	(0.02)	0.64	0.85	0.33
(2.40)	0.10	0.75	0.95	0.39

(0.13)	(0.12)	(0.10)	(0.11)	(0.03)
—	—	—	(0.02)	—
(0.13)	(0.12)	(0.10)	(0.13)	(0.03)

$9.28	$11.81	$11.83	$11.18	$10.36

(20.85% )	0.97%	6.79%	9.17%	3.94%

$129,033	$211,777	$237,103	$167,906	$48,514
1.33%	1.30%	1.30%	1.30%	1.30%
1.37%	1.28%	1.28%	1.36%	1.73%
1.24%	1.11%	0.95%	1.18%	1.19%
1.20%	1.13%	0.97%	1.12%	0.76%
27%	34%	107%	121%	83%

Financial highlights
Delaware Covered Call Strategy Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Covered Call Strategy Fund were reorganized into Institutional Class shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Advisor Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				4/1/16[3]
3/31/20[1,2]	Year ended			to
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16
$11.78	$11.80	$11.16	$10.34	$10.00

0.09	0.16	0.14	0.13	0.08
(2.45)	(0.02)	0.64	0.86	0.32
(2.36)	0.14	0.78	0.99	0.40

(0.16)	(0.16)	(0.14)	(0.15)	(0.06)
—	—	—	(0.02)	—
(0.16)	(0.16)	(0.14)	(0.17)	(0.06)

$9.26	$11.78	$11.80	$11.16	$10.34

(20.72% )	1.25%	7.09%	9.62%	4.05%

$41,267	$66,252	$114,275	$109,360	$39,129
1.10%	1.00%	0.97%	0.97%	0.97%
1.11%	0.96%	1.03%	1.06%	1.50%
1.47%	1.41%	1.25%	1.53%	1.64%
1.46%	1.45%	1.19%	1.44%	1.11%
27%	34%	107%	121%	83%

Financial highlights
Delaware Covered Call Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Covered Call Strategy Fund were reorganized into Class R6 shares of Delaware Covered Call Strategy Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Covered Call Strategy Fund Institutional Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				4/1/16[3]
3/31/20[1,2]	Year ended			to
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16
$11.69	$11.72	$11.17	$10.35	$10.00

0.10	0.17	0.16	0.16	0.09
(2.42)	(0.02)	0.63	0.85	0.33
(2.32)	0.15	0.79	1.01	0.42

(0.19)	(0.18)	(0.24)	(0.17)	(0.07)
—	—	—	(0.02)	—
(0.19)	(0.18)	(0.24)	(0.19)	(0.07)

$9.18	$11.69	$11.72	$11.17	$10.35

(20.68% )	1.42%	7.19%	9.77%	4.18%

$879	$1,477	$2,913	$7,334	$4,214
0.89%	0.87%	0.84%	0.84%	0.84%
1.06%	0.90%	0.89%	0.96%	1.25%
1.67%	1.54%	1.38%	1.65%	1.76%
1.50%	1.51%	1.33%	1.53%	1.35%
27%	34%	107%	121%	83%

Financial highlights
Delaware Hedged U.S. Equity Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class A shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Class A shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager.

Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended						8/1/16[3]
3/31/20[1,2]	Year ended					to
(Unaudited)	9/30/19	9/30/18		9/30/17		9/30/16
$12.36	$11.90	$10.77		$9.91		$10.00

0.01	(0.01)	(0.03)		(0.02)		—
(0.95)	0.68	1.16		0.88		(0.09)
(0.94)	0.67	1.13		0.86		(0.09)

(0.05)	—	—		—		—
(1.91)	(0.21)	—		—		—
(1.96)	(0.21)	—		—		—

$9.46	$12.36	$11.90		$10.77		$9.91

(9.63% )	5.92%	10.49%		8.68%		(0.90%	)

$55,979	$78,297	$66,746		$44,228		$9,265
1.67%	1.75%	1.75%		1.75%		1.75%
1.87%	1.68%	1.76%		2.09%		4.24%
0.09%	(0.05% )	(0.22%	)	(0.21%	)	(0.02%	)
(0.11% )	0.02%	(0.23%	)	(0.55%	)	(2.51%	)
59%	124%	56%		75%		7%

Financial highlights
Delaware Hedged U.S. Equity Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Institutional Class shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Advisor Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Amount is less than $0.005 per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					8/1/16[3]
3/31/20[1,2]	Year ended				to
(Unaudited)	9/30/19	9/30/18	9/30/17		9/30/16
$12.48	$11.99	$10.81	$9.91		$10.00

0.02	0.03	0.02	0.01		—
(0.94)	0.67	1.16	0.89		(0.09)
(0.92)	0.70	1.18	0.90		(0.09)

(0.05)	— [5]	—	—	[5]	—
(1.91)	(0.21)	—	—		—
(1.96)	(0.21)	—	—		—

$9.60	$12.48	$11.99	$10.81		$9.91

(9.39% )	6.14%	10.92%	9.11%		(0.90% )

$19,196	$44,543	$94,955	$33,770		$24,539
1.35%	1.42%	1.42%	1.42%		1.42%
1.65%	1.39%	1.40%	1.76%		3.37%
0.39%	0.27%	0.16%	0.10%		0.26%
0.09%	0.30%	0.18%	(0.24%	)	(1.69% )
59%	124%	56%	75%		7%

Financial highlights
Delaware Hedged U.S. Equity Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class R6 shares of Delaware Hedged U.S. Equity Opportunities Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Hedged U.S. Equity Opportunities Fund Institutional Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Amount is less than $0.005 per share.
[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					8/1/16[3]
3/31/20[1,2]	Year ended				to
(Unaudited)	9/30/19	9/30/18	9/30/17		9/30/16
$12.53	$12.01	$10.82	$9.91		$10.00

0.03	0.04	0.02	0.02		0.01
(0.96)	0.69	1.17	0.89		(0.10)
(0.93)	0.73	1.19	0.91		(0.09)

(0.10)	— [5]	—	—	[5]	—
(1.91)	(0.21)	—	—		—
(2.01)	(0.21)	—	—		—

$9.59	$12.53	$12.01	$10.82		$9.91

(9.45% )	6.39%	11.00%	9.21%		(0.90% )

$104	$341	$574	$472		$99
1.24%	1.31%	1.31%	1.31%		1.31%
1.56%	1.30%	1.39%	1.74%		3.24%
0.45%	0.37%	0.21%	0.23%		0.30%
0.13%	0.38%	0.13%	(0.20%	)	(1.63% )
59%	124%	56%	75%		7%

Financial highlights
Delaware Premium Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended		4/2/18[3]
	3/31/20[1,2]	Year ended	to
	(Unaudited)	9/30/19	9/30/18
Net asset value, beginning of period	$10.14	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.10	0.18	0.08
Net realized and unrealized gain (loss)	(1.62)	0.05	0.23
Total from investment operations	(1.52)	0.23	0.31

Less dividends and distributions from:
Net investment income	(0.18)	(0.17)	(0.05)
Net realized gain	(0.22)	(0.18)	—
Total dividends and distributions	(0.40)	(0.35)	(0.05)

Net asset value, end of period	$8.22	$10.14	$10.26

Total return[5]	(16.96% )	2.33%	3.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,057	$60,830	$41,688
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[6]	1.41%	1.35%	2.07%
Ratio of net investment income to average net assets	2.06%	1.74%	1.57%
Ratio of net investment income to average net assets
prior to fees waived	1.95%	1.69%	0.80%
Portfolio turnover	27%	63%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Premium Income Fund were reorganized into Class A shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Premium Income Fund Class A shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Premium Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended		4/2/18[3]
	3/31/20[1,2]	Year ended	to
	(Unaudited)	9/30/19	9/30/18
Net asset value, beginning of period	$10.16	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.12	0.20	0.10
Net realized and unrealized gain (loss)	(1.63)	0.07	0.22
Total from investment operations	(1.51)	0.27	0.32

Less dividends and distributions from:
Net investment income	(0.21)	(0.19)	(0.06)
Net realized gain	(0.22)	(0.18)	—
Total dividends and distributions	(0.43)	(0.37)	(0.06)

Net asset value, end of period	$8.22	$10.16	$10.26

Total return[5]	(16.98% )	2.67%	3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,274	$67,844	$34,170
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.16%	1.10%	1.52%
Ratio of net investment income to average net assets	2.33%	1.98%	1.86%
Ratio of net investment income to average net assets
prior to fees waived	2.22%	1.93%	1.36%
Portfolio turnover	27%	63%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Premium Income Fund were reorganized into Institutional Class shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Premium Income Fund Advisor Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Premium Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended		4/2/18[3]
	3/31/20[1,2]	Year Ended	to
	(Unaudited)	9/30/19	9/30/18
Net asset value, beginning of period	$5.53	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.07	0.20	0.10
Net realized and unrealized gain (loss)	(0.87)	(0.27)	0.23
Total from investment operations	(0.80)	(0.07)	0.33

Less dividends and distributions from:
Net investment income	(0.16)	(4.38)	(0.17)
Net realized gain	(0.22)	(0.18)	—
Total dividends and distributions	(0.38)	(4.56)	(0.17)

Net asset value, end of period	$4.35	$5.53	$10.16

Total return[5]	(16.91% )	2.90%	3.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36	$29	$3,877
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.10%	1.05%	1.88%
Ratio of net investment income to average net assets	2.52%	2.06%	1.88%
Ratio of net investment income to average net assets
prior to fees waived	2.32%	1.91%	0.89%
Portfolio turnover	27%	63%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Premium Income Fund were reorganized into Class R6 shares of Delaware Premium Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Premium Income Fund Institutional Class shares.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights
Delaware Total Return Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Class A shares of First Investors Total Return Fund were reorganized into Class A shares of Delaware Total Return Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Total Return Fund Class A shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]	Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.03	$20.22	$19.88	$19.00	$18.21	$19.63

0.16	0.28	0.31	0.23	0.23	0.21
(2.52)	0.39	0.74	1.27	1.26	(0.68)
(2.36)	0.67	1.05	1.50	1.49	(0.47)

(0.35)	(0.34)	(0.36)	(0.32)	(0.27)	(0.28)
(3.73)	(1.52)	(0.35)	(0.30)	(0.43)	(0.67)
(4.08)	(1.86)	(0.71)	(0.62)	(0.70)	(0.95)

$12.59	$19.03	$20.22	$19.88	$19.00	$18.21

(17.22% )	4.58%	5.32%	8.09%	8.36%	(2.65% )

$551,948	$800,910	$889,473	$877,311	$845,726	$784,281
1.17%	1.17%	1.18%	1.19%	1.19%	1.18%
1.95%	1.50%	1.55%	1.22%	1.27%	1.05%
112% [6]	59%	53%	39%	63%	40%

Financial highlights
Delaware Total Return Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Advisor Class shares of First Investors Total Return Fund were reorganized into Institutional Class shares of Delaware Total Return Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Total Return Fund Advisor Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]			Year ended
(Unaudited)	9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.10	$20.32	$19.98	$19.04	$18.26	$19.64

0.19	0.34	0.37	0.32	0.26	0.29
(2.46)	0.40	0.75	1.30	1.27	(0.69)
(2.27)	0.74	1.12	1.62	1.53	(0.40)

(0.45)	(0.44)	(0.43)	(0.38)	(0.32)	(0.31)
(3.73)	(1.52)	(0.35)	(0.30)	(0.43)	(0.67)
(4.18)	(1.96)	(0.78)	(0.68)	(0.75)	(0.98)

$12.65	$19.10	$20.32	$19.98	$19.04	$18.26

(17.09% )	4.93%	5.69%	8.69%	8.55%	(2.24% )

$499	$1,166	$1,006	$996	$1,213	$976
0.90%	0.85%	0.84%	0.80%	0.82%	0.78%
2.16%	1.80%	1.83%	1.61%	1.63%	1.44%
112% [6]	59%	53%	39%	63%	40%

Financial highlights
Delaware Total Return Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, Institutional Class shares of First Investors Total Return Fund were reorganized into Class R6 shares of Delaware Total Return Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Total Return Fund Institutional Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
3/31/20[1,2]		Year ended
(Unaudited)		9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
$19.14		$20.38	$20.05	$19.13	$18.29	$19.65

0.19		0.35	0.40	0.32	0.31	0.29
(2.43)		0.41	0.74	1.27	1.28	(0.70)
(2.24)		0.76	1.14	1.59	1.59	(0.41)

(0.49)		(0.48)	(0.46)	(0.37)	(0.32)	(0.28)
(3.73)		(1.52)	(0.35)	(0.30)	(0.43)	(0.67)
(4.22)		(2.00)	(0.81)	(0.67)	(0.75)	(0.95)

$12.68		$19.14	$20.38	$20.05	$19.13	$18.29

(17.06%	)[5]	5.06%	5.77%	8.50%	8.88%	(2.28% )

$1,080		$1,976	$34,555	$33,545	$32,525	$30,644
0.82%		0.79%	0.77%	0.77%	0.77%	0.77%
0.91%		0.79%	0.77%	0.77%	0.77%	0.77%
2.28%		1.86%	1.96%	1.65%	1.68%	1.47%
2.19%		1.86%	1.96%	1.65%	1.68%	1.47%
112%	[7]	59%	53%	39%	63%	40%

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)	March 31, 2020 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 21 series. These financial statements and the related notes pertain to 18 funds listed below (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Delaware Growth and Income Fund, Delaware Equity Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Total Return Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund; 4.50% for Delaware Investment Grade Fund, Delaware Fund for Income, Delaware Strategic Income II Fund, and Delaware International Opportunities Bond Fund; and 2.75% for Delaware Limited Duration Bond Fund and Delaware Floating Rate II Fund. There is no front-end sales charge for Delaware Government Cash Management Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

Before each Fund commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Equity Income Fund	First Investors Equity Income Fund
Delaware Growth and Income Fund	First Investors Growth & Income Fund
Delaware Growth Equity Fund	First Investors Select Growth Fund
Delaware Opportunity Fund	First Investors Opportunity Fund
Delaware Special Situations Fund	First Investors Special Situations Fund
Delaware Global Equity Fund	First Investors Global Fund
Delaware International Fund	First Investors International Fund
Delaware Floating Rate II Fund	First Investors Floating Rate Fund
Delaware Fund for Income	First Investors Fund For Income
Delaware Government Cash
Management Fund	First Investors Government Cash Management Fund
Delaware International Opportunities
Bond Fund	First Investors International Opportunities Bond Fund
Delaware Investment Grade Fund	First Investors Investment Grade Fund

Fund	Predecessor Fund
Delaware Limited Duration Bond Fund	First Investors Limited Duration Bond Fund
Delaware Strategic Income II Fund	First Investors Strategic Income
Delaware Covered Call Strategy Fund	First Investors Covered Call Strategy Fund
Delaware Hedged U.S. Equity
Opportunities Fund	First Investors Hedged U.S. Equity Opportunities Fund
Delaware Premium Income Fund	First Investors Premium Income Fund
Delaware Total Return Fund	First Investors Total Return Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap contracts (CDS) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing.) Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2020 and for all open tax years (years ended Sept. 30, 2017–Sept. 30, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, a Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes for each Fund on the basis of daily net assets of each class. For Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund, investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each respective Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund declare dividends daily from net investment income and pay the dividends monthly. Delaware Total Return Fund declares and pays dividends monthly. Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Covered Call Strategy Fund, and Delaware Premium Income Fund declare and pay dividends quarterly. Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, and Delaware Hedged U.S. Equity Opportunities Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.”

For the six months ended March 31, 2020, each Fund earned the following amounts under this arrangement:

Fund	Credit
Delaware Equity Income Fund	$1,530
Delaware Growth and Income
Fund	5,132
Delaware Growth Equity Fund	4,831
Delaware Opportunity Fund	6,133
Delaware Special Situations Fund	2,439
Delaware Global Equity Fund	—

Delaware International Fund	1,478
Delaware Floating Rate II Fund	1,428
Delaware Fund for Income	4,908
Delaware Government Cash Management Fund	—

Delaware International Opportunities Bond Fund	—
Delaware Investment Grade Fund	3,256
Delaware Limited Duration Bond Fund	2,976
Delaware Strategic Income II Fund	2,445
Delaware Covered Call Strategy Fund	1,926
Delaware Hedged U.S. Equity Opportunities
Fund	13,390
Delaware Premium Income Fund	1,174
Delaware Total Return Fund	18,866

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, effective close of business on Oct. 4, 2019, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	On the first	On the next	On the next	In excess of
	$500 million	$500 million	$1.5 billion	$2.5 billion
Delaware Equity Income Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth and Income
Fund	0.650%	0.600%	0.550%	0.500%
Delaware Growth Equity Fund	0.650%	0.600%	0.550%	0.500%
Delaware Opportunity Fund	0.750%	0.700%	0.650%	0.600%
Delaware Special Situations
Fund	0.750%	0.700%	0.650%	0.600%
Delaware Global Equity Fund	0.850%	0.800%	0.750%	0.700%
Delaware International Fund	0.850%	0.800%	0.750%	0.700%
Delaware Floating Rate II Fund	0.500%	0.475%	0.450%	0.425%
Delaware Fund for Income	0.650%	0.600%	0.550%	0.500%
Delaware International
Opportunities Bond Fund	0.750%	0.700%	0.650%	0.600%

	On the first	On the next	On the next	In excess of
	$500 million	$500 million	$1.5 billion	$2.5 billion
Delaware Investment Grade
Fund	0.500%	0.475%	0.450%	0.425%
Delaware Limited Duration
Bond Fund	0.500%	0.475%	0.450%	0.425%
Delaware Strategic Income II
Fund	0.550%	0.500%	0.450%	0.425%
Delaware Total Return Fund	0.650%	0.600%	0.550%	0.500%

	On the	On the	On the	On the	On the	In excess
	first $300	next $200	next $500	next $1	next $1	of $3
	million	million	million	billion	billion	billion
Delaware Covered Call
Strategy Fund	0.800%	0.750%	0.700%	0.650%	0.600%	0.550%

	On the	On the	On the	On the	On the	In excess
	first $100	next $400	next $500	next $1	next $1	of $3
	million	million	million	billion	billion	billion
Delaware Hedged U.S. Equity
Opportunities Fund	1.150%	1.100%	1.050%	1.000%	0.950%	0.900%

Delaware Government Cash Management Fund and Delaware Premium Income Fund pay 0.45% and 0.80% of each Fund’s average daily net assets, respectively.

Prior to Oct. 4, 2019, each Fund paid Foresters Investment Management Company, Inc. (FIMCO), an annual fee which was calculated daily and paid monthly based on each Fund’s average daily net assets at the following annual rates: Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, and Delaware Opportunity Fund paid 0.75% on the first $300 million; 0.72% on the next $200 million; 0.69% on the next $250 million; 0.66% on the next $500 million; 0.64% on the next $500 million; 0.62% on the next $500 million and 0.60% in excess of $2.25 billion; Delaware Special Situations Fund paid 0.90% on the first $200 million; 0.75% on the next $300 million; 0.72% on the next $250 million; 0.69% on the next $250 million; 0.66% on the next $500 million and 0.64% in excess of $1.5 billion; Delaware Global Equity Fund paid 0.95% on the first $600 million; 0.92% on the next $400 million; 0.90% on the next $500 million and 0.88% in excess of $1.5 billion; Delaware International Fund paid 0.98% on the first $300 million; 0.95% on the next $300 million; 0.92% on the next $400 million; 0.90% on the next $500 million and 0.88% in excess of $1.5 billion; Delaware Floating Rate II Fund paid 0.60% on the first $250 million; 0.55% on the next $250 million; 0.50% on the next $500 million; 0.45% on the next $1 billion and 0.40% on average daily net assets in excess of $2 billion; Delaware Fund For Income and Delaware International Opportunities Bond Fund paid 0.75% on the first $250 million; 0.72% on the next $250 million; 0.69% on the next $250 million; 0.66% on the next $500 million; 0.64% on the next $500 million; 0.62% on the next $500 million and 0.60% in excess of $2.25 billion; Delaware Government Cash Management Fund paid 0.50% of average daily net assets, Delaware Investment Grade Fund paid 0.66% on the first $500 million; 0.64% on the next $500 million; 0.62% on the next $500 million and 0.60% in excess of $1.5 billion; Delaware Limited Duration Bond Fund paid 0.41% on the first $500 million; 0.39% on the next $500 million; 0.37% on the next $500 million and 0.35% in excess of $1.5 billion; Delaware Strategic Income II Fund paid 0.05% of

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued) average daily net assets, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund paid 0.80% on the first $300 million; 0.75% on the next $200 million; 0.70% on the next $500 million; 0.65% on the next $1 billion; 0.60% on the next $1 billion and 0.55% in excess of $3 billion; Delaware Hedged U.S. Equity Opportunities Fund paid 1.15% on the first $100 million; 1.10% on the next $400 million; 1.05% on the next $500 million; 1.00% on the next $1 billion; 0.95% on the next $1 billion and 0.90% in excess of $3 billion; Delaware Total Return Fund paid 0.75% on the first $300 million; 0.70% on the next $200 million; 0.65% on the next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion and 0.50% in excess of $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from Oct. 4, 2019 through March 31, 2020.* These waivers and reimbursements may only be terminated by agreement of the DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily net assets	daily net assets	daily net assets
	Oct. 4, 2019 through	Oct. 4, 2019 through	Oct. 4, 2019 through
	March 31, 2020	March 31, 2020	March 31, 2020
	Class A	Institutional Class	Class R6
Delaware Equity Income Fund	1.17%	0.85%	0.81%
Delaware Growth and Income
Fund	1.11%	0.82%	0.75%
Delaware Growth Equity Fund	1.17%	0.86%	0.79%
Delaware Opportunity Fund	1.21%	0.90%	0.78%
Delaware Special Situations
Fund	1.27%	1.02%	0.87%
Delaware Global Equity Fund	1.41%	1.07%	1.02%
Delaware International Fund	1.53%	1.18%	1.09%
Delaware Floating Rate II Fund	1.05%	0.89%	0.74%
Delaware Fund for Income	1.18%	1.03%	0.80%
Delaware Government Cash
Management Fund	0.55%	n/a	0.60%
Delaware International
Opportunities Bond Fund	1.39%	1.09%	0.94%
Delaware Investment Grade
Fund	1.03%	0.74%	0.66%

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily net assets	daily net assets	daily net assets
	Oct. 4, 2019 through	Oct. 4, 2019 through	Oct. 4, 2019 through
	March 31, 2020	March 31, 2020	March 31, 2020
	Class A	Institutional Class	Class R6
Delaware Limited Duration
Bond Fund	0.74%	0.51%	0.36%
Delaware Strategic Income II
Fund	1.20%	0.92%	n/a
Delaware Covered Call Strategy
Fund	1.31%	1.09%	0.88%
Delaware Hedged U.S. Equity
Opportunities Fund	1.64%	1.30%	1.20%
Delaware Premium Income
Fund	1.30%	1.05%	0.90%
Delaware Total Return Fund	1.15%	0.91%	0.79%

Prior to Oct. 4, 2019, FIMCO had waived to limit the advisory fee to each Fund’s daily net assets as follows.

	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a
	percentage of average	percentage of average	percentage of average
	daily net assets	daily net assets	daily net assets
	Class A	Institutional Class	Class R6
Delaware Floating Rate II Fund	1.10%	n/a	n/a
Delaware Government Cash
Management Fund	0.80%	0.80%	n/a
Delaware Limited Duration
Bond Fund	0.79%	0.51%	0.36%
Delaware Covered Call Strategy
Fund	1.30%	0.97%	0.84%
Delaware Hedged U.S. Equity
Opportunities Fund	1.75%	1.42%	1.31%
Delaware Premium Income
Fund	1.30%	1.06%	0.99%

Effective Oct. 4, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not a Portfolio, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Effective Oct. 4, 2019, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2020, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$8,926
Delaware Growth and Income
Fund	24,208
Delaware Growth Equity Fund	12,432
Delaware Opportunity Fund	15,774
Delaware Special Situations Fund	9,221
Delaware Global Equity Fund	7,827

Delaware International Fund	8,685
Delaware Floating Rate II Fund	3,467
Delaware Fund for Income	9,681
Delaware Government Cash Management Fund	5,022

Delaware International Opportunities Bond Fund	3,368
Delaware Investment Grade Fund	7,455
Delaware Limited Duration Bond Fund	5,776
Delaware Strategic Income II Fund	4,049
Delaware Covered Call Strategy Fund	6,036
Delaware Hedged U.S. Equity Opportunities
Fund	3,641
Delaware Premium Income Fund	3,871
Delaware Total Return Fund	13,924

Effective Oct. 4, 2019, DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended March 31, 2020, each Fund was charged for these services as follows:

Fund	Fees
Delaware Equity Income Fund	$18,220
Delaware Growth and Income
Fund	58,445
Delaware Growth Equity Fund	27,469
Delaware Opportunity Fund	36,218
Delaware Special Situations Fund	18,975
Delaware Global Equity Fund	15,346
Delaware International Fund	17,598
Delaware Floating Rate II Fund	3,859
Delaware Fund for Income	20,242
Delaware Government Cash Management Fund	7,974
Delaware International Opportunities Bond Fund	3,600
Delaware Investment Grade Fund	14,378
Delaware Limited Duration Bond Fund	9,951
Delaware Strategic Income II Fund	5,396
Delaware Covered Call Strategy Fund	10,615
Delaware Hedged U.S. Equity Opportunities
Fund	4,315
Delaware Premium Income Fund	4,919
Delaware Total Return Fund	31,399

Prior to Oct. 4, 2019, Foresters Investor Services, Inc. was the transfer agent of the Funds.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Effective Oct. 4, 2019, pursuant to a distribution agreement and distribution plan, each Fund, other than Delaware Government Cash Management Fund, pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to limit the Delaware Limited Duration Bond Fund Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through March 31, 2020.* This waiver may be terminated only by agreement of DDLP and the Fund. The fees are calculated daily and paid monthly. From Oct. 1, 2019 through Oct. 4, 2019, each Fund, other than Delaware Government Cash Management Fund, was authorized to pay Foresters Financial Services, Inc. a fee up to 0.30% (and for certain Funds, up to 0.25%), of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.”

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the period Oct. 4, 2019 through March 31, 2020, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Equity Income Fund	$4,847
Delaware Growth and Income
Fund	15,554
Delaware Growth Equity Fund	7,325
Delaware Opportunity Fund	9,660
Delaware Special Situations Fund	5,054
Delaware Global Equity Fund	4,093
Delaware International Fund	4,686
Delaware Floating Rate II Fund	1,029
Delaware Fund for Income	4,906
Delaware Government Cash Management Fund	2,152
Delaware International Opportunities Bond Fund	939
Delaware Investment Grade Fund	3,866
Delaware Limited Duration Bond Fund	2,641
Delaware Strategic Income II Fund	3,417
Delaware Covered Call Strategy Fund	2,823
Delaware Hedged U.S. Equity Opportunities
Fund	1,147
Delaware Premium Income Fund	1,312
Delaware Total Return Fund	10,913

For the six months ended March 31, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Equity Income Fund	$161,713
Delaware Growth and Income
Fund	679,363
Delaware Growth Equity Fund	410,512
Delaware Opportunity Fund	518,028
Delaware Special Situations Fund	302,828
Delaware Global Equity Fund	132,534
Delaware International Fund	142,381
Delaware Floating Rate II Fund	7,624
Delaware Fund for Income	75,324
Delaware Government Cash Management
Fund	—
Delaware International Opportunities Bond
Fund	10,385
Delaware Investment Grade Fund	72,835
Delaware Limited Duration Bond Fund	22,730
Delaware Strategic Income II Fund	44,394
Delaware Covered Call Strategy Fund	143,643
Delaware Hedged U.S. Equity
Opportunities Fund	57,198
Delaware Premium Income Fund	35,986
Delaware Total Return Fund	452,649

For the six months ended March 31, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	CDSC
Delaware Equity Income Fund	$1,936
Delaware Growth and Income
Fund	1,956
Delaware Growth Equity Fund	4,630
Delaware Opportunity Fund	1,756
Delaware Special Situations Fund	1,616
Delaware Global Equity Fund	800
Delaware International Fund	1,075
Delaware Floating Rate II Fund	92
Delaware Fund for Income	1,141
Delaware Government Cash Management Fund	4,479
Delaware International Opportunities Bond Fund	—
Delaware Investment Grade Fund	1,269
Delaware Limited Duration Bond Fund	40
Delaware Strategic Income II Fund	512
Delaware Covered Call Strategy Fund	1,098
Delaware Hedged U.S. Equity Opportunities
Fund	2,861
Delaware Premium Income Fund	1,248
Delaware Total Return Fund	2,510

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it may invest. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended March 31, 2020, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended March 31, 2020, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Purchases	Sales
Delaware Fund for Income	$3,211,905	$—
Delaware Total Return Fund	7,144,171	200,047

The sales did not result in any realized gain or loss.

____________________

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments

For the six months ended March 31, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Purchases	Purchases of	Sales	Sales of
	other than	US	other than	US
	US government	government	US government	government
Fund	securities	securities	securities	securities
Delaware Equity Income Fund	$393,274,627	$—	$457,116,288	$—
Delaware Growth and Income Fund	1,249,135,257	—	1,428,948,781	—
Delaware Growth Equity Fund	101,042,448	—	201,630,749	—
Delaware Opportunity Fund	799,858,453	—	904,081,927	—
Delaware Special Situations Fund	433,670,859	—	501,331,262	—
Delaware Global Equity Fund	391,620,704	—	475,465,025	—
Delaware International Fund	421,217,026	—	454,940,962	—
Delaware Floating Rate II Fund	95,942,062	—	128,179,885	—
Delaware Fund for Income	423,420,579	—	529,061,834	—
Delaware Government Cash Management
Fund	—	—	—	—
Delaware International Opportunities Bond
Fund	98,342,257	67,912,961	156,305,678	66,248,425
Delaware Investment Grade Fund	488,474,455	56,007,236	574,795,478	59,976,101
Delaware Limited Duration Bond Fund	114,219,504	106,162,000	244,157,524	111,877,495
Delaware Strategic Income II Fund	151,461,124	70,744,301	168,344,061	77,903,076
Delaware Covered Call Strategy Fund	65,255,896	—	130,810,110	—
Delaware Hedged U.S. Equity
Opportunities Fund	54,493,006	—	86,277,353	—
Delaware Premium Income Fund	35,645,055	—	65,362,205	—
Delaware Total Return Fund	740,540,668	26,931,244	750,916,904	125,163,930

At March 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

				Net
		Aggregate	Aggregate	unrealized
		unrealized	unrealized	appreciation
		appreciation	depreciation	(depreciation)
	Cost of	of	of	of
Fund	investments	investments	investments	investments
Delaware Equity Income Fund	$353,702,086	$13,965,136	$(67,709,376)	$(53,744,240)
Delaware Growth and Income
Fund	1,152,515,785	45,151,107	(224,930,974)	(179,779,867)
Delaware Growth Equity Fund	460,337,473	85,958,994	(40,677,598)	45,281,396
Delaware Opportunity Fund	722,846,339	21,402,931	(200,396,226)	(178,993,295)
Delaware Special Situations Fund	387,399,773	3,997,949	(118,666,596)	(114,668,647)
Delaware Global Equity Fund	313,543,098	9,614,472	(39,776,084)	(30,161,612)
Delaware International Fund	354,658,637	12,840,399	(55,602,019)	(42,761,620)
Delaware Floating Rate II Fund	73,641,688	39,370	(7,358,404)	(7,319,034)
Delaware Fund for Income	447,718,327	1,821,481	(43,866,768)	(42,045,287)
Delaware Government Cash Management
Fund	172,290,833	—	—	—
Delaware International Opportunities Bond
Fund	46,604,779	951,306	(1,769,747)	(818,441)
Delaware Investment Grade Fund	299,474,872	2,915,220	(21,419,675)	(18,504,455)
Delaware Limited Duration Bond Fund	191,288,337	1,505,774	(3,338,622)	(1,832,848)
Delaware Strategic Income II Fund	111,513,115	524,528	(13,957,993)	(13,433,465)
Delaware Covered Call Strategy Fund	175,678,011	21,547,692	(26,876,608)	(5,328,916)
Delaware Hedged U.S. Equity
Opportunities Fund	77,241,874	4,148,794	(8,771,125)	(4,622,331)
Delaware Premium Income Fund	103,676,944	9,677,265	(31,258,170)	(21,580,905)
Delaware Total Return Fund	631,003,203	19,530,212	(100,100,979)	(80,570,767)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

At Sept. 30, 2019, capital loss carryforwards subject to no expiration available to offset future realized capital gains, were as follows:

	Loss carryforward character
Fund	Short-term	Long-term	Total
Delaware Global Equity Fund	$5,175,460	$—	$5,175,460
Delaware Floating Rate II Fund	486,325	2,807,821	3,294,146
Delaware Fund for Income	7,049,901	33,034,947	40,084,848
Delaware International Opportunities Bond
Fund	—	3,918,295	3,918,295
Delaware Investment Grade Fund	—	5,860,069	5,860,069
Delaware Limited Duration Bond Fund	2,054,630	8,926,600	10,981,230
Delaware Strategic Income II Fund	951,419	2,357,236	3,308,655
Delaware Covered Call Strategy Fund	9,178,030	—	9,178,030

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2020:

Delaware Equity Income Fund
Securities	Level 1
Assets:
Common Stock	$296,388,408
Short-Term Investments	3,569,438
Total Value of Securities	$299,957,846

Delaware Growth and Income Fund
Securities	Level 1
Assets:
Common Stock	$969,130,016
Short-Term Investments	3,605,902
Total Value of Securities	$972,735,918

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

Delaware Growth Equity Fund
Securities	Level 1
Assets:
Common Stock	$499,360,135
Short-Term Investments	6,258,734
Total Value of Securities	$505,618,869

Delaware Opportunity Fund
Securities	Level 1
Assets:
Common Stock	$537,927,054
Short-Term Investments	5,925,990
Total Value of Securities	$543,853,044

Delaware Special Situations Fund
Securities	Level 1
Assets:
Common Stock	$269,403,761
Short-Term Investments	3,327,365
Total Value of Securities	$272,731,126

	Delaware Global Equity Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock
Denmark	—	15,569,777	15,569,777
France	—	45,505,233	45,505,233
Germany	—	15,508,325	15,508,325
Ireland	3,129,196	—	3,129,196
Japan	—	44,647,790	44,647,790
Netherlands	—	15,271,367	15,271,367
Sweden	—	8,544,817	8,544,817
Switzerland	—	32,624,978	32,624,978
United Kingdom	—	12,153,604	12,153,604
United States	88,661,632	—	88,661,632
Exchange-Traded Funds	1,320,271	—	1,320,271
Short-Term Investments	460,310	—	460,310

Total Value of Securities	$93,571,409	$189,825,891	$283,397,300
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(15,814)	$(15,814)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware International Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock
Denmark	—	24,573,769	24,573,769
France	—	72,009,834	72,009,834
Germany	—	24,588,249	24,588,249
Ireland	5,093,501	—	5,093,501
Japan	—	73,198,160	73,198,160
Netherlands	—	23,592,202	23,592,202
Sweden	—	12,626,562	12,626,562
Switzerland	—	51,778,107	51,778,107
United Kingdom	—	22,578,108	22,578,108
Exchange-Traded Funds	1,883,243	—	1,883,243

Total Value of Securities	$6,976,744	$304,944,991	$311,921,735

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(24,718)	$(24,718)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Floating Rate II Fund
Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$2,581,508	$2,581,508
Loan Agreements	—	63,022,535	63,022,535
Short-Term Investments	718,611	—	718,611
Total Value of Securities	$718,611	$65,604,043	$66,322,654

	Delaware Fund for Income
Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$345,564,039	$345,564,039
Loan Agreements	—	26,585,549	26,585,549
Short-Term Investments	33,523,452	—	33,523,452
Total Value of Securities	$33,523,452	$372,149,588	$405,673,040

Delaware Government Cash Management Fund
Securities	Level 2
Assets:
Agency Obligations	$10,999,709
Short-Term Investments	161,291,124
Total Value of Securities	$172,290,833

	Delaware International Opportunities Bond Fund
Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$4,111,353	$4,111,353
Foreign Debt	—	39,989,865	39,989,865
US Treasury Obligations	—	910,068	910,068
Short-Term Investments	406,780	—	406,780
Total Value of Securities	$406,780	$45,011,286	$45,418,066
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$392,404	$392,404
Futures Contracts	108,646	—	108,646
Liabilities:
Foreign Currency Exchange Contracts	$—	$(61,616)	$(61,616)
Futures Contracts	(71,162)	—	(71,162)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Investment Grade Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$271,522,660	$—	$271,522,660
Loan Agreements	—	764,063	—	764,063
Preferred Stock	—	1,675,962	—	1,675,962
Short-Term Investments	6,364,046	—	—	6,364,046
Total Value of Securities	$6,364,046	$273,962,685	$—	$280,326,731

Derivatives[1]
Assets:
Futures Contracts	$643,686	$—	$—	$643,686

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Limited Duration Bond Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$64,044,073	$—	$64,044,073
Agency, Asset-Backed and Mortgage-Backed
Securities	—	85,500,741	—	85,500,741
US Treasury Obligations	—	23,740,856	—	23,740,856
Short-Term Investments[1]	1,201,285	14,968,534	—	16,169,819
Total Value of Securities	$1,201,285	$188,254,204	$—	$189,455,489

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Short-Term Investments	7.43%	92.57%	100.00%

	Delaware Strategic Income II Fund
Securities	Level 1	Level 2	Total
Assets:
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$38,397,483	$38,397,483
Corporate Debt	—	48,730,798	48,730,798
Loan Agreements	—	5,097,833	5,097,833
Foreign Debt	—	4,970,536	4,970,536
Preferred Stock	—	285,925	285,925
Short-Term Investments	597,075	—	597,075
Total Value of Securities	$597,075	$97,482,575	$98,079,650
Derivatives[1]
Assets:
Liabilities:
Futures Contracts	(36,984)	—	(36,984)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Covered Call Strategy Fund
Securities	Level 1
Assets:
Common Stock	$176,197,385
Short-Term Investments	6,221,027
Total Value of Securities Before Options Written	$182,418,412
Liabilities:
Options Written	$(12,069,317)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Hedged U.S. Equity Opportunities Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock
Communication Services	$3,962,582	$—	$3,962,582
Consumer Discretionary	8,890,129	220,381	9,110,510
Consumer Staples	3,970,986	691,585	4,662,571
Energy	352,494	—	352,494
Financials	8,094,453	75,322	8,169,775
Healthcare	13,362,646	—	13,362,646
Industrials	9,864,020	65,568	9,929,588
Information Technology	11,314,332	118,953	11,433,285
Materials	2,146,545	62,057	2,208,602
Real Estate	3,570,712	—	3,570,712
Utilities	1,439,811	—	1,439,811
Exchange-Traded Funds	406,454	—	406,454
Options Purchased	1,173,720	—	1,173,720
Short-Term Investments	4,413,689	—	4,413,689
Total Value of Securities Before Options Written	$72,962,573	$1,233,866	$74,196,439
Liabilities:
Options Written	$(800,690)	$—	$(800,690)
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$27,821	$27,821
Futures Contracts	11,925	—	11,925
Liabilities:
Foreign Currency Exchange Contracts	$—	$(27)	$(27)
Futures Contracts	(815,925)	—	(815,925)

[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Premium Income Fund
Securities	Level 1
Assets:
Common Stock	$91,043,948
Short-Term Investments	2,360,438
Total Value of Securities	$93,404,386
Liabilities:
Options Written	$(11,308,347)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

	Delaware Total Return Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Communication Services	$26,158,856	$1,983,513	$—	$28,142,369
Consumer Discretionary	19,529,251	1,611,664	—	21,140,915
Consumer Staples	23,935,613	6,045,632	—	29,981,245
Energy	8,853,431	—	—	8,853,431
Financials	40,421,773	—	6,840,000	47,261,773
Healthcare	60,836,319	3,268,846	—	64,105,165
Industrials	24,973,677	1,528,374	—	26,502,051
Information Technology	39,382,182	—	—	39,382,182
Materials	5,899,300	979,056	—	6,878,356
REITs Diversified	1,701,585	—	—	1,701,585
REITs Healthcare	2,899,218	2,263,107	—	5,162,325
REITs Hotel	1,971,843	—	—	1,971,843
REITs Industrial	3,238,560	—	—	3,238,560
REITs Information Technology	211,871	—	—	211,871
REITs Mall	349,678	—	—	349,678
REITs Manufactured Housing	3,234,840	—	—	3,234,840
REITs Multifamily	16,319,899	984,952	—	17,304,851
REITs Office	1,941,910	—	—	1,941,910
REITs Self-Storage	881,088	—	—	881,088
REITs Single Tenant	2,081,372	—	—	2,081,372
REITs Specialty	744,723	—	—	744,723
Utilities	9,565,461	—	—	9,565,461
Convertible Preferred Stock[1]	8,939,929	4,764,506	—	13,704,435
Exchange-Traded Funds	6,420,460	—	—	6,420,460
Agency, Asset-Backed and
Mortgage-Backed Securities	—	7,514,048	—	7,514,048
Corporate Debt	—	138,988,139	—	138,988,139
Loan Agreements	—	732,113	—	732,113
Municipal Bonds	—	29,925,653	—	29,925,653
Foreign Debt	—	7,965,940	—	7,965,940
US Treasury Obligations	—	1,580,771	—	1,580,771
Preferred Stock	—	775,936	—	775,936
Short-Term Investments	22,181,985	—	—	22,181,985
Total Value of Securities	$332,674,824	$210,912,250	$6,840,000	$550,427,074

	Delaware Total Return Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$8,556	$—	$8,556
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,168)	$—	$(1,168)
Futures Contracts	(118,777)	—	—	(118,777)
Swap Contracts	(11,723)	(14,530)	—	(26,253)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	65.23%	34.77%	100.00%

[2]	Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 9/30/19	$—
Purchases	7,200,000
Net change in unrealized appreciation (depreciation)	(360,000)
Balance as of 3/31/20	$6,840,000
Net change in unrealized appreciation (depreciation)
from Level 3 investments still held as of 3/31/20	$(360,000)

Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at March 31, 2020, a majority of Delaware Global Equity Fund and Delaware International Fund’s common stock investments were categorized as Level 2.

During the six months ended March 31, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third-party

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

vendor designed to establish a price for each such security as of the time that the Funds’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period except for Delaware Total Return Fund. There were no Level 3 investments during the six months ended March 31, 2020 for Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund and Delaware Premium Income Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for Delaware Total Return Fund are as follows:

		Valuation	Unobservable
Assets	Value	Techniques	Inputs
			Fair value cost
Common Stock	$6,840,000	Cost method	adjusted for liquidity

A significant change to the inputs may result in a significant change to the valuation.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware		Delaware
	Equity Income Fund		Growth and Income Fund		Growth Equity Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	1,930,381	4,318,513	2,513,563	5,299,151	2,231,463	7,533,890
Class B*	—	9,779	—	16,927	—	17,259
Institutional Class**	45,452	1,007,631	118,472	4,759,495	1,112,737	9,508,471
Class R6***	16,921	170,775	14,859	35,949	12,213	95,065
Shares issued upon reinvestment of dividends and distributions:
Class A	17,872,914	7,811,540	34,733,647	16,609,882	4,229,693	2,467,703
Class B*	—	34,733	—	131,250	—	17,170
Institutional Class**	41,738	1,129,571	199,444	1,493,783	1,150,149	826,513
Class R6***	52,763	33,369	135,314	97,916	32,832	27,950
	19,960,169	14,515,911	37,715,299	28,444,353	8,769,087	20,494,021
Shares redeemed:
Class A	(11,962,269)	(12,957,709)	(15,533,206)	(15,851,008)	(8,640,800)	(9,937,934)
Class B*	—	(281,000)	—	(679,786)	—	(301,167)
Institutional Class**	(129,416)	(9,157,830)	(1,025,628)	(10,952,002)	(4,195,783)	(12,767,501)
Class R6***	(71,314)	(283,093)	(95,496)	(304,391)	(127,513)	(359,535)
	(12,162,999)	(22,679,632)	(16,654,330)	(27,787,187)	(12,964,096)	(23,366,137)
Net increase (decrease)	7,797,170	(8,163,721)	21,060,969	657,166	(4,195,009)	(2,872,116)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware		Delaware		Delaware
	Opportunity Fund		Special Situations Fund		Global Equity Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	931,165	2,344,495	794,479	2,227,577	1,162,715	3,761,672
Class B*	—	7,413	—	5,576	—	13,695
Institutional
Class**	29,393	691,255	20,426	1,032,850	477,859	15,755,958
Class R6***	7,062	17,522	5,642	25,687	19,717	46,725
Shares issued
upon
reinvestment of
dividends
and
distributions:
Class A	9,042,987	2,871,812	2,586,472	3,073,060	7,061,434	6,812,821
Class B*	—	29,959	—	25,368	—	69,696
Institutional
Class**	46,419	428,350	31,777	735,406	546,442	3,965,640
Class R6***	21,109	13,787	21,330	43,308	40,587	61,926
	10,078,135	6,404,593	3,460,126	7,168,832	9,308,754	30,488,133
Shares
redeemed:
Class A	(5,100,807)	(5,017,572)	(3,937,732)	(4,110,417)	(7,998,065)	(9,301,139)
Class B*	—	(230,205)	—	(139,106)	—	(422,809)
Institutional
Class**	(217,589)	(4,336,855)	(409,525)	(5,548,821)	(7,576,207)	(35,292,779)
Class R6***	(36,590)	(106,041)	(41,205)	(206,063)	(63,854)	(345,679)
	(5,354,986)	(9,690,673)	(4,388,462)	(10,004,407)	(15,638,126)	(45,362,406)
Net increase
(decrease)	4,723,149	(3,286,080)	(928,336)	(2,835,575)	(6,329,372)	(14,874,273)

	Delaware		Delaware		Delaware
	International Fund		Floating Rate II Fund		Fund for Income
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	727,623	2,053,028	345,129	2,065,800	4,923,133	13,476,860
Class B*	—	2,681	—	—	—	44,612
Institutional Class**	1,231,942	8,826,954	601,545	5,835,139	7,604,211	18,487,987
Class R6***	4,576	22,233	4,045	334,873	203,341	7,440,769
Shares issued upon
reinvestment of
dividends
and distributions:
Class A	3,838,262	1,218,911	126,812	274,136	3,931,151	9,418,798
Class B*	—	6,043	—	—	—	17,139
Institutional Class**	3,088,953	648,458	86,094	450,372	296,489	1,141,753
Class R6***	20,038	13,729	796	3,167	18,533	69,202
	8,911,394	12,792,037	1,164,421	8,963,487	16,976,858	50,097,120
Shares redeemed:
Class A	(3,755,563)	(3,907,855)	(2,041,459)	(2,704,754)	(33,612,540)	(42,476,056)
Class B*	—	(92,547)	—	—	—	(792,185)
Institutional Class**	(6,308,108)	(5,518,155)	(2,313,972)	(16,951,823)	(3,404,423)	(40,822,238)
Class R6***	(43,338)	(168,329)	(51,031)	(3,582,801)	(14,598,960)	(6,284,488)
	(10,107,009)	(9,686,886)	(4,406,462)	(23,239,378)	(51,615,923)	(90,374,967)
Net increase (decrease)	(1,195,615)	3,105,151	(3,242,041)	(14,275,891)	(34,639,065)	(40,277,847)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware		Delaware
	Government Cash		International Opportunities		Delaware
	Management Fund		Bond Fund		Investment Grade Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	198,085,182	243,937,757	152,339	485,499	1,189,954	3,829,184
Class B*	—	119,589	—	—	—	11,272
Institutional
Class**	—	—	552,413	4,176,296	1,095,373	4,017,946
Class R6***	10,021	—	2,876	1,130,170	13,659	430,263
Shares issued
upon
reinvestment of
dividends
and
distributions:
Class A	842,900	2,848,143	8,527	105,950	1,578,719	1,301,394
Class B*	—	1,039	—	—	—	2,845
Institutional
Class**	—	—	17,898	188,480	20,783	562,605
Class R6***	42	18	90	948	6,376	5,680
	198,938,145	246,906,546	734,143	6,087,343	3,904,864	10,161,189
Shares
redeemed:
Class A	(168,644,264)	(231,576,163)	(1,317,826)	(1,748,393)	(8,493,958)	(12,223,963)
Class B*	—	(222,047)	—	—	—	(175,762)
Institutional
Class**	—	—	(4,428,050)	(8,430,675)	(2,023,011)	(22,966,280)
Class R6***	(1,039)	—	(1,590,265)	(641,884)	(2,237,319)	(724,416)
	(168,645,303)	(231,798,210)	(7,336,141)	(10,820,952)	(12,754,288)	(36,090,421)
Net increase
(decrease)	30,292,842	15,108,336	(6,601,998)	(4,733,609)	(8,849,424)	(25,929,232)

	Delaware				Delaware
	Limited Duration Bond		Delaware		Covered Call Strategy
	Fund		Strategic Income II Fund		Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	1,142,326	4,079,233	924,181	2,087,007	1,236,649	3,985,940
Institutional Class**	488,350	19,055,875	15,625	49,781	595,256	4,880,542
Class R6***	3,661	3,860,217	—	—	5,416	28,045
Shares issued upon
reinvestment of
dividends
and distributions:
Class A	255,429	682,501	219,092	498,900	108,164	218,650
Institutional Class**	40,042	222,074	1,017	2,842	37,080	99,537
Class R6***	771	2,338	—	—	1,030	3,036
	1,930,579	27,902,238	1,159,915	2,638,530	1,983,595	9,215,750
Shares redeemed:
Class A	(5,416,119)	(8,074,919)	(3,619,529)	(4,409,875)	(5,374,533)	(6,306,714)
Institutional Class**	(5,422,526)	(17,117,131)	(33,755)	(74,483)	(1,798,377)	(9,039,296)
Class R6***	(5,089,253)	(2,948,547)	—	—	(37,024)	(153,194)
	(15,927,898)	(28,140,597)	(3,653,284)	(4,484,358)	(7,209,934)	(15,499,204)
Net decrease	(13,997,319)	(238,359)	(2,493,369)	(1,845,828)	(5,226,339)	(6,283,454)

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Delaware
	Hedged U.S. Equity		Delaware		Delaware
	Opportunities Fund		Premium Income Fund		Total Return Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	3/31/20	9/30/19	3/31/20	9/30/19	3/31/20	9/30/19
Shares sold:
Class A	437,019	2,150,509	598,069	3,248,351	1,510,392	3,777,984
Class B*	—	—	—	—	—	20,382
Institutional Class**	264,756	13,176,303	1,200,757	7,684,713	33,069	36,742
Class R6***	6,016	21,405	3,952	2,832	6,892	18,636
Shares issued upon
reinvestment of
dividends
and distributions:
Class A	1,008,606	119,206	124,581	199,417	9,498,345	4,657,392
Class B*	—	—	—	—	—	28,672
Institutional Class**	402,426	164,038	147,756	199,392	10,679	5,359
Class R6***	4,534	896	392	2,970	22,266	181,206
	2,123,357	15,632,357	2,075,507	11,337,675	11,081,643	8,726,373
Shares redeemed:
Class A	(1,864,050)	(1,540,989)	(2,210,845)	(1,512,611)	(9,262,036)	(10,344,862)
Class B*	—	—	—	—	—	(353,408)
Institutional Class**	(2,234,698)	(17,694,623)	(2,645,423)	(4,532,696)	(65,349)	(30,566)
Class R6***	(26,934)	(42,838)	(1,247)	(382,162)	(47,207)	(1,792,261)
	(4,125,682)	(19,278,450)	(4,857,515)	(6,427,469)	(9,374,592)	(12,521,097)
Net increase (decrease)	(2,002,325)	(3,646,093)	(2,782,008)	4,910,206	1,707,051	(3,794,724)

All Class B shares converted into Class A shares on June 14, 2019. These transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.” The share transactions associated with the conversion are as follows:

	Year ended 9/30/19
	Class B	Class A
	Shares	Shares	Value
Delaware Equity Income Fund	231,179	225,289	$2,122,225
Delaware Growth and Income Fund	542,744	492,479	9,465,453
Delaware Growth Equity Fund	232,779	188,891	2,274,251
Delaware Opportunity Fund	185,936	136,323	4,981,232
Delaware Special Situations Fund	114,318	79,647	1,961,695
Delaware Global Equity Fund	350,438	256,571	1,867,835
Delaware International Fund	74,800	68,624	1,047,200
Delaware Fund for Income	614,684	614,684	1,493,683
Delaware Government Cash Management Fund	139,584	139,584	139,584
Delaware Investment Grade Fund	147,125	146,512	1,406,515
Delaware Total Return Fund	285,193	279,964	5,190,520

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.” For the six months ended March 31, 2020, the Funds had the following exchange transactions:

		Six months ended
		3/31/20
	Exchange	Exchange
	Redemptions	Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value
Delaware Equity Income Fund	45,103	44,785	$348,357
Delaware Growth and Income Fund	62,518	62,327	1,026,685
Delaware Growth Equity Fund	24,824	24,239	301,071
Delaware Opportunity Fund	25,374	24,519	788,134
Delaware Special Situations Fund	10,708	10,483	235,825
Delaware Global Equity Fund	64,866	62,299	417,670
Delaware International Fund	6,923	6,764	95,987
Delaware Floating Rate II Fund	3,739	3,746	33,790
Delaware Fund for Income	251,433	253,703	603,345
Delaware Investment Grade Fund	29,359	29,202	284,142
Delaware Limited Duration Bond Fund	9,032	9,005	83,978
Delaware Strategic Income II Fund	5,521	5,525	52,234
Delaware Covered Call Strategy Fund	32,207	32,284	385,280
Delaware Hedged U.S. Equity Opportunities Fund	3,419	3,384	43,077
Delaware Premium Income Fund	39,458	39,379	382,888
Delaware Total Return Fund	33,177	33,045	580,408

Delaware International Opportunities Bond Fund and Delaware Government Cash Management Fund did not have any exchange transactions for the six months ended March 31, 2020.

* All Class B shares were converted into Class A shares on June 14, 2019.

** On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares.

*** On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares.

5. Line of Credit

On Nov. 4, 2019, each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Funds had no amounts outstanding as of March 31, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended March 31, 2020, Delaware Global Equity Fund and Delaware International Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date. Delaware Hedged U.S. Equity Opportunities Bond Fund, Delaware International Opportunities Bond Fund and Delaware Total Return Fund entered into foreign currency exchange contracts and foreign cross currency contracts to

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware International Opportunities Bond Fund posted $21,533, Delaware Investment Grade Fund posted $213,675, Delaware Strategic Income II Fund posted $28,490, Delaware Hedged U.S. Equity Opportunities Bond Fund posted $2,006,226 and Delaware Total Return Fund posted $50,875 cash collateral as margin for open futures contracts.

During the six months ended March 31, 2020, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Strategic Income II Fund, Delaware Hedged U.S. Equity Opportunities Bond Fund and Delaware Total Return Fund invested in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended March 31, 2020, the Funds entered into options contracts in the normal course of pursuing their investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2020, Delaware International Opportunities Bond Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Swap Contracts — Delaware Total Return Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund entered into CDS contracts in order to hedge against a credit event. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by Delaware Total Return Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2020, Delaware Total Return Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended March 31, 2020, the Fund did not enter into any contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

CDS contracts may involve greater risks than if Delaware Total Return Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Delaware Total Return Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Delaware Total Return Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Delaware Total Return Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of March 31, 2020 were as follows:

	Delaware International Opportunities Bond Fund
	Asset Derivatives Fair Value
	Currency	Interest Rate
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange
contracts	$392,404	$—	$392,404
Variation margin due from broker on futures contracts*	—	108,646	108,646
Total	$392,404	$108,646	$501,050

	Delaware International Opportunities Bond Fund
	Liability Derivatives Fair Value
	Currency	Interest Rate
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange
contracts	$61,616	$—	$61,616
Variation margin due to broker on futures contracts*	—	71,162	71,162
Total	$61,616	$71,162	$132,778

	Delaware Hedged U.S. Equity Opportunities Fund
	Asset Derivatives Fair Value
	Currency	Equity
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange
contracts	$27,821	$—	$27,821
Variation margin due from broker on futures contracts*	—	11,925	11,925
Total	$27,821	$11,925	$39,746

	Delaware Hedged U.S. Equity Opportunities Fund
	Liability Derivatives Fair Value
	Currency	Equity
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange
contracts	$(27)	$—	$(27)
Variation margin due to broker on futures contracts*	—	(815,925)	(815,925)
Options written, at value	—	(800,690)	(800,690)
Total	$(27)	$(1,616,615)	$(1,616,642)

Delaware Total Return Fund
Asset Derivatives Fair Value
Currency
Statement of Assets and Liabilities Location	Contracts
Unrealized appreciation on foreign currency exchange contracts	$8,556

	Delaware Total Return Fund
	Liability Derivatives Fair Value
		Interest
	Currency	Rate	Credit
Statement of Assets and Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange
contracts	$(1,168)	$—	$—	$(1,168)
Variation margin due to broker on futures contracts*	—	(118,777)	—	(118,777)
Unrealized depreciation on credit default swap contracts	—	—	(26,253)	(26,253)
Total	$(1,168)	$(118,777)	$(26,253)	$(146,198)
____________________

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020. Only current day variation margin is reported on the “Statements of assets and liabilities.”

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

The effect of derivative instruments on the Delaware International Opportunities Bond Fund’s “Statements of operations” for the six months ended March 31, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options
	Contracts	Contracts	Purchased	Total
Currency contracts	$(1,304,570)	$—	$—	$(1,304,570)
Equity contracts	—		211,219	211,219
Interest rate contracts	—	(7,394)	—	(7,394)
Total	$(1,304,570)	$(7,394)	$211,219	$(1,100,745)

The effect of derivative instruments on the Delaware Hedged U.S. Equity Opportunities Fund’s “Statements of operations” for the six months ended March 31, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$43,323	$—	$—	$—	$43,323
Equity contracts	—	4,203,335	3,014,405	(2,172,349)	5,045,391
Total	$43,323	$4,203,335	$3,014,405	$(2,172,349)	$5,088,714
The effect of derivative instruments on the Delaware Total Return Fund’s “Statements of operations” for the six months ended March 31, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(91,936)	$—	$—	$(91,936)
Interest rate contracts	—	(17,946)	—	(17,946)
Equity contracts	—	(223,589)	—	(223,589)
Credit contracts	—	—	247,262	247,262
Total	$(91,936)	$(241,535)	$247,262	$(86,209)

The effect of derivative instruments on the Delaware International Opportunities Bond Fund’s “Statements of operations” for the six months ended March 31, 2020 was follows:

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency contracts	$1,312,828	$—	$1,312,828
Interest rate contracts	—	37,484	37,484
Total	$1,312,828	$37,484	$1,350,312

The effect of derivative instruments on the Delaware Hedged U.S. Equity Opportunities Fund’s “Statements of operations” for the six months ended March 31, 2020 was follows:

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$7,771	$—	$—	$—	$7,771
Equity contracts	—	(969,560)	(62,987)	(392,280)	(1,424,827)
Total	$7,771	$(969,560)	$(62,987)	$(392,280)	$(1,417,056)

The effect of derivative instruments on the Delaware Total Return Fund’s “Statements of operations” for the six months ended March 31, 2020 was follows:

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Credit contracts	$—	$—	$(26,761)	$(26,761)
Currency contracts	7,388	—	—	7,388
Interest rate contracts	—	(118,777)	—	(118,777)
Total	$7,388	$(118,777)	$(26,761)	$(138,150)

During the six months ended March 31, 2020, Delaware Global Equity Fund and Delaware International Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

6. Derivatives (continued)

During the six months ended March 31, 2020, Delaware Investment Grade Fund and Delaware Strategic Income II Fund experienced net realized and unrealized gains or losses attributable to futures contract holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2020, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended March 31, 2020:

	Long Derivatives Volume
	Foreign currency
	exchange contracts	Futures contracts	Purchased Options contracts	CDS contracts
	(average cost)	(average notional value)	(average notional value)	(average notional value)*
Delaware Global
Equity Fund	$9,524,441	$—	$—	$—
Delaware
International Fund	60,990,508	—	—	—
Delaware
International
Opportunities
Bond Fund	888,828,660	8,945,253	70,533	—
Delaware Investment
Grade Fund	—	9,133,524	—	—
Delaware Strategic
Income II Fund	—	711,296	—	—
Delaware Hedged
U.S. Equity
Opportunities
Fund	5,844,070	—	1,363,283	—
Delaware Total
Return Fund	953,677	128,888	—	8,751

	Short Derivatives Volume
	Foreign currency		Written
	exchange contracts	Futures contracts	Options contracts
	(average cost)	(average notional value)	(average notional value)
Delaware Global
Equity Fund	$51,507,165	$—	$—
Delaware
International Fund	11,041,244	—	—
Delaware
International
Opportunities
Bond Fund	69,424,934	3,249,401	—
Delaware Strategic
Income II Fund	—	634,880	—
Delaware Covered
Call Strategy Fund	—	—	9,081,531
Delaware Hedged
U.S. Equity
Opportunities
Fund	14,206,267	18,188,429	776,159
Delaware Premium
Fund	—	—	23,747,773
Delaware Total
Return Fund	4,663,395	1,116,137	—

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2020, the Funds had the following assets and liabilities subject to offsetting provisions:

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

7. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Delaware Global Equity Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
The Bank of New York Mellon	$—	$(15,814)	$(15,814)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
The Bank of New
York Mellon	$(15,814)	$—	$—	$—	$—	$(15,814)

		Delaware International Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
The Bank of New York Mellon	$—	$(24,718)	$(24,718)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
The Bank of New
York Mellon	$(24,718)	$—	$—	$—	$—	$(24,718)

	Delaware International Opportunities Bond Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$97,257	$(21,788)	$75,469
TD Bank	295,141	(39,717)	255,424
The Bank of New York Mellon	6	(111)	(105)
Total	$392,404	$(61,616)	$330,788

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
JPMorgan Chase
Bank	$75,469	$—	$—	$—	—	$75,469
TD Bank	255,424	—	—	—	—	255,424
The Bank of New
York Mellon	(105)	—	—	—	—	(105)
Total	$330,788	$—	$—	$—	$—	$330,788

	Delaware Hedged U.S. Equity Opportunities Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of Montreal	$13,390	$—	$13,390
Morgan Stanley Capital	14,359	—	14,359
The Bank of New York Mellon	72	(27)	45
Total	$27,821	$(27)	$27,794

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
Bank of Montreal	$13,390	$—	$—	$—	—	$13,390
Morgan Stanley
Capital	14,359	—	—	—	—	14,359
The Bank of New
York Mellon	45	—	—	—	—	45
Total	$27,794	$—	$—	$—	$—	$27,794

		Delaware Total Return Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$8,556	$(26,253)	$(17,697)
The Bank of New York Mellon	—	(1,168)	(1,168)
Total	$8,556	$(27,421)	$(18,865)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
JPMorgan Chase
Bank	$(17,697)	$—	$—	$—	—	$(17,697)
The Bank of New
York Mellon	(1,168)	—	—	—	—	(1,168)
Total	$(18,865)	$—	$—	$—	$—	$(18,865)

(a)The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of March 31, 2020.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

8. Securities Lending (continued)

market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2020, the Funds had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

9. Credit and Market Risk (continued)

adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Total Return Fund invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Delaware Opportunity Fund, Delaware Special Situations Fund, and Delaware Hedged U.S. Equity Opportunities Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2020. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to each Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, Management is evaluating the implications of these changes on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU 2020-04 provides

Notes to financial statements
Delaware Group® Equity Funds IV (Trust)

optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12. Subsequent Events

On Nov. 4, 2019, each Fund, along with certain other funds in the Delaware Funds (Participants), entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit available was increased to $275,000,000 on May 6, 2020. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC
Jersey City, NJ

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Growth Equity Fund, Delaware Opportunity Fund, Delaware Special Situations Fund, Delaware Global Equity Fund, Delaware International Fund, Delaware Floating Rate II Fund, Delaware Fund for Income, Delaware Government Cash Management Fund, Delaware International Opportunities Bond Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Premium Income Fund, and Delaware Total Return Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2020